File Nos. 333-34817
                                                                       811-07060
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ ]
     Pre-Effective Amendment No.                                      [ ]
     Post-Effective Amendment No. 10                                  [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]
     Amendment No. 40                                                 [X]

                      (Check appropriate box or boxes.)

     METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
     -----------------------------------------------
     (Exact Name of Registrant)

     METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
     --------------------------------------------------
     (Name of Depositor)

     4100 Newport Place Drive, Suite 840, Newport Beach, CA      92600
     ------------------------------------------------------      ------
     (Address of Depositor's Principal Executive Offices)      (Zip Code)

Depositor's Telephone Number, including Area Code (800) 831-5433
                                                  --------------

     Name and Address of Agent for Service
          James A. Shepherdson III
          MetLife Investors Insurance Company of California
          One Tower Lane, Suite 3000
          Oakbrook Terrace, Illinois  60181-4644
          (800) 831-5433

     Copies to:
          Judith A. Hasenauer     and          Bernard J. Spaulding
          Blazzard, Grodd & Hasenauer, P.C.    Senior Vice President,
          943 Post Road East                   General Counsel and Secretary
          P.O. Box 5108                        MetLife Investors Insurance
          Westport, CT  06881                       Company of California
          (203) 226-7866                       One Tower Lane, Suite 3000
                                               Oakbrook Terrace, IL 60181-4644


It is proposed that this filing will become effective:

    _____ immediately upon filing pursuant to paragraph (b) of Rule 485
    __X__ on May 1, 2001 pursuant to paragraph (b) of Rule 485
    _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
    _____ on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following:

     _____This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
   Individual Variable Annuity Contracts.

==============================================================================



                                EXPLANATORY NOTE

==============================================================================

This Registration Statement contains two Prospectuses (Version A and Version B). The two versions are substantially similar except for the funding options. The Prospectuses will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Registrant undertakes to update this Explanatory
Note,   as   needed,   each   time  a   Post-Effective   Amendment   is   filed.
==============================================================================


          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           --------

          PART A
Item 1.   Cover Page . . . . . . . . . . . . . .   Cover Page

Item 2.   Definitions  . . . . . . . . . . . . .   Index of Special Terms

Item 3.   Synopsis . . . . . . . . . . . . . . .   Summary

Item 4.   Condensed Financial Information  . . .   Appendix - Condensed
                                                   Financial Information

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies . .   Other Information - MetLife
                                                   Investors; The Separate
                                                   Account; Investment
                                                   Options; Appendix B

Item 6.   Deductions and Expenses. . . . . . . .   Expenses

Item 7.   General Description of Variable
          Annuity Contracts. . . . . . . . . . .   The Fixed and Variable
                                                   Annuity

Item 8.   Annuity Period . . . . . . . . . . . .   Income Phase

Item 9.   Death Benefit. . . . . . . . . . . . .   Death Benefit

Item 10.  Purchases and Contract Value . . . . .   Purchase

Item 11.  Redemptions. . . . . . . . . . . . . .   Access to Your Money

Item 12.  Taxes. . . . . . . . . . . . . . . . .   Taxes

Item 13.  Legal Proceedings. . . . . . . . . . .   None

Item 14.  Table of Contents of the Statement of
          Additional Information . . . . . . . .   Table of Contents of the
                                                   Statement of Additional
                                                   Information


          CROSS REFERENCE SHEET
          (required by Rule 495)


Item No.                                           Location
---------                                          --------

          PART B
Item 15.  Cover Page . . . . . . . . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . .   Table of Contents

Item 17.  General Information and History. . . .   Company

Item 18.  Services . . . . . . . . . . . . . . .   Not Applicable

Item 19.  Purchase of Securities Being Offered .   Not Applicable

Item 20.  Underwriters . . . . . . . . . . . . .   Distribution

Item 21.  Calculation of Performance Data. . . .   Performance Information

Item 22.  Annuity Payments . . . . . . . . . . .   Annuity Provisions

Item 23.  Financial Statements . . . . . . . . .   Financial Statements



                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.



                               PART A - VERSION A



                                   The Fixed
                              And Variable Annuity

                                   issued by

                       METLIFE INVESTORS VARIABLE ANNUITY
                                  ACCOUNT FIVE

                 (formerly, Cova Variable Annuity Account Five)

                                      and

                          METLIFE INVESTORS INSURANCE
                             COMPANY OF CALIFORNIA
               (formerly, Cova Financial Life Insurance Company)



This prospectus describes the Fixed and Variable Annuity Contract offered by MetLife Investors Insurance Company of California (MetLife Investors, we or us).


The annuity contract has 7 investment choices - a fixed account which offers an interest rate which is guaranteed by MetLife Investors, and 6 investment portfolios listed below. The 6 investment portfolios are part of the Russell Insurance Funds or General American Capital Company. You can put your money in the fixed account and/or any of these investment portfolios.

Russell Insurance Funds:

         Aggressive Equity
         Core Bond
         Multi-Style Equity
         Non-U.S.
         Real Estate Securities

General American Capital Company:

         Money Market


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Fixed and Variable Annuity Contract.

To learn more about the MetLife Investors Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2001. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us at (800) 343-8496 or write us at: P.O. Box 10366, Des Moines, IA 50306-0366.


The Contracts:

o    are not bank deposits

o    are not federally insured
o    are not endorsed by any bank or government agency
o    are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

May 1, 2001


TABLE OF CONTENTS                               Page

  INDEX OF SPECIAL TERMS                          2

  SUMMARY                                         3

  FEE TABLE                                       5

  EXAMPLES                                        6

  1. THE ANNUITY CONTRACT                         7

  2. ANNUITY PAYMENTS (THE INCOME PHASE)          7
     Annuity Date                                 7
     Annuity Payments                             7
     Annuity Options                              7

  3. PURCHASE                                     8
     Purchase Payments                            8
     Allocation of Purchase Payments              8
     Free Look                                    8
     Accumulation Units                           8

  4. INVESTMENT OPTIONS                           9
     Russell Insurance Funds                      9
     General American Capital Company.            9
     Transfers                                    9
     Dollar Cost Averaging Program               10
     Automatic Rebalancing Program               10
     Approved Asset Allocation Programs          10
     Voting Rights                               10
     Substitution                                11

  5. EXPENSES                                    11

     Insurance Charges                           11
     Contract Maintenance Charge                 11
     Withdrawal Charge                           11
     Reduction or Elimination of the
        Withdrawal Charge                        12
     Premium Taxes                               12
     Transfer Fee                                12
     Income Taxes                                12
     Investment Portfolio Expenses               12

  6. TAXES                                       12
     Annuity Contracts in General                12
     Qualified and Non-Qualified Contracts       13
     Withdrawals - Non-Qualified Contracts       13
     Withdrawals - Qualified Contracts           13
     Withdrawals - Tax-Sheltered Annuities       13
     Diversification                             14

  7. ACCESS TO YOUR MONEY                        14
     Systematic Withdrawal Program               14
     Suspension of Payments or Transfers         14

  8. PERFORMANCE                                 14

  9. DEATH BENEFIT                               15
     Upon Your Death                             15
     Death of Annuitant                          16

10. OTHER INFORMATION                            16
     MetLife Investors                           16
     The Separate Account                        16
     Distributor                                 17
     Ownership                                   17
     Beneficiary                                 17
     Assignment                                  17
     Financial Statements                        17

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION                           17

APPENDIX A
Condensed Financial Information                 A-1


APPENDIX B
Performance Information                         B-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                              Page

Accumulation Phase
Accumulation Unit
Annuitant
Annuity Date
Annuity Options
Annuity Payments
Annuity Unit
Beneficiary
Fixed Account
Income Phase
Investment Portfolios
Joint Owner
Non-Qualified
Owner
Purchase Payment
Qualified
Tax Deferral



SUMMARY

The sections in this Summary correspond to sections in this prospectus which discuss the topics in more detail.



1. THE ANNUITY CONTRACT:

The fixed and variable annuity contract offered by MetLife Investors is a contract between you, the owner, and MetLife Investors, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

This contract offers 6 investment portfolios. These portfolios are designed to offer a potentially better return than the fixed account. However, this is NOT guaranteed. You can also lose your money.

The fixed account offers an interest rate that is guaranteed by the insurance company, MetLife Investors. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by MetLife Investors.

You can put money into any or all of the investment portfolios and the fixed account. You can transfer between accounts up to 12 times a year without charge or tax implications.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.



2. ANNUITY PAYMENTS (THE INCOME PHASE):

If you want to receive regular income from your annuity, you can choose an annuity option. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.



3. HOW TO PURCHASE THE CONTRACT:

You can buy this contract with $5,000 or more under most circumstances. You can add $500 or more any time you like during the accumulation phase. Your registered representative can help you fill out the proper forms.



4. INVESTMENT OPTIONS:

You can put your money in any or all of the investment portfolios which are described in the prospectuses for the funds.

Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of these portfolios.


5. EXPENSES:

The contract has insurance features and investment features, and there are costs related to each.

o Each year MetLife Investors deducts a $30 contract maintenance charge from your contract. During the accumulation phase, MetLife Investors currently waives this charge if the value of your contract is at least $50,000.

o MetLife Investors also deducts for its insurance charges which total 1.40% of the average daily value of your contract allocated to the investment portfolios.

o If you take your money out, MetLife Investors may assess a withdrawal charge which is equal to 5% of the purchase payment you withdraw. After MetLife Investors has had a purchase payment for 5 years, there is no charge by MetLife Investors for a withdrawal of that purchase payment.

o When you begin receiving regular income payments from your annuity, MetLife Investors will assess a state premium tax charge, if applicable, which ranges from 0% - 4% depending upon the state.

o The first 12 transfers in a year are free. After that, a transfer fee of $25 or 2% of the amount transferred (whichever is less) is assessed.

o There are also investment charges which currently range from .205% to 1.30% of the average daily value of the investment portfolio depending upon the investment portfolio.



6. TAXES:

Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.



7. ACCESS TO YOUR MONEY:

You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from MetLife Investors. Withdrawals of purchase payments in excess of that may be charged a withdrawal charge, depending on how long your money has been in the contract. However, MetLife Investors will never assess a withdrawal charge on earnings you withdraw. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. Of course, you may also have to pay income tax and a tax penalty on any money you take out.

8. DEATH BENEFIT:

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.



9. OTHER INFORMATION:

Free Look. If you cancel the contract within 10 days after receiving it (or, in the state of California, within 30 days if you are 60 years or older when we issue the contract), we will send your money back without assessing a withdrawal charge. You will receive whatever your contract is worth on the day we receive your request. This may be more or less than your original payment. If we're required by law to return your original payment, we reserve the right to put your money in the Money Market Fund during the free-look period.

No Probate. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

Who should purchase the contract? This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state income tax brackets. You should not buy this contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

Additional Features. This contract has additional features you might be interested in. These include:

o You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

o You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

o You can arrange to automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

o Under certain circumstances, MetLife Investors will give you your money without a withdrawal charge if you need it while you're in a nursing home. We call this feature the Nursing Home Waiver.

These features may not be suitable for your particular situation.

10. INQUIRIES:

If you need more information, please contact us at:


MetLife Investors Distribution Company
P.O. Box 10366
Des Moines, IA 50306-0366
(800) 343-8496



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE FEE TABLE

The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as of the investment portfolios. The annual expenses of the portfolios and the examples are based on data provided by the respective underlying fund companies. We have not independently verified such data.



Owner Transaction Expenses
Withdrawal Charge (see Note 1 on page ___)
     5% of purchase payment withdrawn

Transfer Fee (see Note 2 on page ___)
     No charge for first 12 transfers in a contract year; thereafter, the fee is $25 per transfer or, if less, 2% of the amount transferred.

Contract Maintenance Charge (see Note 3 on page __)
     $30 per contract per year


Separate Account Annual Expenses
(as a percentage of average account value)
     Mortality and Expense Risk Premium                  1.25%
     Administrative Expense Charge                        .15%
                                                         -----
     TOTAL SEPARATE ACCOUNT                              1.40%
     ANNUAL EXPENSES



Investment Portfolio Expenses
(as a percentage of the average daily net assets of an investment portfolio)




                                                                                Other Expenses             Total Annual
                                                        Management Fees         (after expense          Portfolio Expenses
                                                      (after fee waivers for    reimbursement for       (after expense reimbursement
                                                       certain Portfolios)     certain Portfolios)    and/or fee waiver for
                                                                                                        certain Portfolios)

- ----------------------------------------------------------------------------------------------------------------------------------

Russell Insurance Funds*

       Aggressive Equity                                    .92%                        .33%                    1.25%
       Core Bond                                            .56%                        .24%                     .80%
       Multi-Style Equity                                   .77%                        .15%                     .92%
       Non-U.S.                                             .88%                        .42%                    1.30%
       Real Estate Securities                               .85%                        .23%                    1.08%
- ----------------------------------------------------------------------------------------------------------------------------------

General American Capital Company

       Money Market                                         .125%                        .08%                    .205%
- ----------------------------------------------------------------------------------------------------------------------------------

*The manager of Russell Insurance Funds, Frank Russell Investment Management Company, has contractually agreed to waive, at least until April 30, 2002, a portion of the management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed the amounts set forth above under "Total Annual Portfolio Expenses" and to reimburse the Fund for all remaining expenses, after fee waivers which exceed the amount set forth above for each Fund under "Total Annual Portfolio Expenses" and to reimburse the Fund for all remaining expenses, after fee waivers which exceed the amount set forth above for each Fund under "Total Annual Portfolio Expenses". Absent such waiver and reimbursement, the management fees and total operating expenses would be
 .93% for the Multi-Style Equity Fund; 1.28% for the Aggressive Equity Fund; 1.37% for the Non-U.S. Fund and .84% for the Core Bond Fund.


Examples The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

For purposes of the examples, the assumed average contract size is $30,000. The examples assume that applicable fee waivers and/or reimbursements for the portfolios will continue for the periods shown.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

     (a)  if you surrender the contract at the end of each time period;

     (b) if you do not surrender the contract or if you apply the contract value to an annuity option.




                                                                          Time Periods
                                                  1 year           3 years          5 years          10 years
- ----------------------------------------------------------------------------------------------------------------------------------

Russell Insurance Funds


       Aggressive Equity                          (a)$  77.80     (a) $130.14       (a)  $189.89     (a) $305.57
                                                  (b)$  27.80     (b) $ 85.14       (b)  $144.89     (b) $305.57
       Core Bond                                  (a)$  73.30     (a) $116.65       (a)  $167.47     (a) $261.20
                                                  (b)$  23.30     (b) $ 71.65       (b)  $122.47     (b) $261.20
       Multi-Style Equity                         (a)$  74.50     (a) $120.27       (a)  $173.50     (a) $273.25
                                                  (b)$  24.50     (b) $ 75.27       (b)  $128.50     (b) $273.25
       Non-U.S.                                   (a)$  78.30     (a) $131.62       (a)  $192.35     (a) $310.37
                                                  (b)$  28.30     (b) $ 86.62       (b)  $147.35     (b) $310.37
       Real Estate Securities                     (a)$  76.80     (a) $127.16       (a)  $184.95     (a) $295.90
                                                  (b)$  26.80     (b) $ 82.16       (b)  $139.95     (b) $295.90

- ----------------------------------------------------------------------------------------------------------------------------------

General American Capital Company

       Money Market                               (a)$  67.31     (a) $  98.54      (a)  $137.02     (a) $199.08
                                                  (b)$  17.31     (b) $  53.54      (b) $  92.02     (b) $199.08
- ----------------------------------------------------------------------------------------------------------------------------------

Explanation of Fee Table


1. The withdrawal charge is 5% of the purchase payments you withdraw. After MetLife Investors has had a purchase payment for 5 years, there is no charge by MetLife Investors for a withdrawal of that purchase payment. You may also have to pay income tax and a tax penalty on any money you take out. After the first year, you can take up to 10% of your total purchase payments each year without a charge from MetLife Investors.

2. MetLife Investors will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is for the Dollar Cost Averaging, Automatic Rebalancing or Approved Asset Allocation Programs.

3. During the accumulation phase, MetLife Investors will not charge the contract maintenance charge if the value of your contract is $50,000 or more, although, if you make a complete withdrawal, MetLife Investors will charge the contract maintenance charge.

4. Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

There is an accumulation unit value history (condensed financial information) contained in Appendix A.

1.   THE ANNUITY CONTRACT

This Prospectus describes the Fixed and Variable Annuity Contract offered by MetLife Investors.

An annuity is a contract between you, the owner, and an insurance company (in this case MetLife Investors), where the insurance company promises to pay an income to you, in the form of annuity payments, beginning on a designated date that is at least 30 days in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among 6 investment portfolios, and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase.

The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by MetLife Investors. MetLife Investors guarantees that the interest rate credited to the fixed account will not be less than 3% per year. If you select the fixed account, your money will be placed with the other general assets of MetLife Investors. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying MetLife Investors in writing. You and your spouse can be named joint owners. We have described more information on this under "Other Information."

2.   ANNUITY PAYMENTS (THE INCOME PHASE)

Annuity Date

Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month.

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one month after you buy the contract.

Annuity Payments

You will receive annuity payments during the income phase. In general, annuity payments must begin by the annuitant's 85th birthday or 10 years from the date the contract was issued, whichever is later (this requirement may differ slightly for special programs). The annuitant is the person whose life we look to when we make annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

o    fixed account,
o    the investment portfolio(s), or
o    a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the 3% assumed investment rate used in the annuity table for the contract, and

3)   the performance of the investment portfolios you selected.

If the actual performance exceeds the 3% assumed investment rate, your annuity payments will increase. Similarly, if the actual investment rate is less than 3%, your annuity payments will decrease.

Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment. In that case, MetLife Investors may provide your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $100 a month, MetLife Investors has the right to change the frequency of payments so that your annuity payments are at least $100.

Annuity Options

You can choose among income plans. We call those annuity options. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

You can choose one of the following annuity options or any annuity option acceptable to MetLife Investors. After annuity payments begin, you cannot change the annuity option.

Option 1. Life Annuity. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments.

Option 2. Life Annuity With 5, 10 or 20 Years Guaranteed. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

Option 3. Joint and Last Survivor Annuity. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 662/3% or 50% of the amount that we would have paid if both were alive.

3.   PURCHASE

Purchase Payments

A purchase payment is the money you give us to invest in the contract. The minimum we will accept is $5,000 when the contract is purchased as a non-qualified contract. If you are purchasing the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000. The maximum purchase payment we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more to either type of contract. MetLife Investors reserves the right to reject any purchase payment.


Allocation of Purchase Payments

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or one or more of the investment portfolios you have selected. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

Free Look

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or, in the State of California, within 30 days if you are 60 years or older when we issue the contract). When you cancel the contract within this time period, MetLife Investors will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. If you have purchased the contract as an IRA, we are required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required). If that is the case, we reserve the right to put your purchase payment in the Money Market Fund for 15 days before we allocate your first purchase payment to the investment portfolio(s) you have selected. In such case, we will refund the greater of purchase payments (less withdrawals) or contract value. Currently, MetLife Investors directly allocates your purchase payment to the investment portfolios and/or fixed account you select.

Accumulation Units

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.


Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

     1) dividing the value of a portfolio at the end of the current business day by the value of a portfolio for the previous business day, and

     2) multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.


When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

Example:

     On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Multi-Style Equity Fund. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Multi-Style Equity Fund is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with
     359.71 accumulation units for the Multi-Style Equity Fund.

4.   INVESTMENT OPTIONS

The Contract offers 6 investment portfolios which are listed below. Additional investment portfolios may be available in the future.

You should read the prospectuses for these funds carefully. Copies of these prospectuses are attached to this prospectus.

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

A fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. A fund may not experience similar performance as its assets grow.

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with MetLife Investors. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

MetLife  Investors  may  enter  into  certain  arrangements  under  which  it is
reimbursed  by  the  investment   portfolios'   advisers,   distributors  and/or
affiliates for the administrative services which it provides to the portfolios.

Russell Insurance Funds

Russell Insurance Funds is managed by Frank Russell Investment Management Company. Russell Insurance Funds is a mutual fund with five portfolios, each with its own investment objective. The following portfolios are available under the contract:

 Aggressive Equity Fund
  Core Bond Fund
  Multi-Style Equity Fund
  Non-U.S. Fund
  Real Estate Securities Fund


General American Capital Company

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

Money Market Fund

Transfers

You can transfer money among the fixed account and the investment portfolios.

MetLife Investors has reserved the right during the year to terminate or modify the transfer provisions described below.

Telephone Transfers. You and/or your registered representative on your behalf, can make transfers by telephone. Telephone transfers will be automatically permitted unless you tell us otherwise. If you own the contract with a joint owner, unless MetLife Investors is instructed otherwise, MetLife Investors will accept instructions from either you or the other owner. MetLife Investors will use reasonable procedures to confirm that instructions given us by telephone are genuine. MetLife Investors may tape record telephone instructions.

Transfers during the Accumulation Phase. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The following apply to any transfer during the accumulation phase:

1. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

2.   Your request for transfer must clearly state how much the transfer is for.

3.   You cannot make any transfers within 7 calendar days of the annuity date.

Transfers during the Income Phase. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.

Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the Money Market Fund or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

MetLife Investors reserves the right to modify, terminate or suspend the Dollar Cost Averaging Program.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the Money Market Fund or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program. MetLife Investors will waive the minimum transfer amount and the minimum amount required to establish dollar cost averaging if you establish dollar cost averaging for 6 or 12 months at the time you buy the contract.

There is no additional charge for participating in the Dollar Cost Averaging Program. If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Automatic Rebalancing Program at the same time. MetLife Investors may, from time to time, offer other dollar cost averaging programs which may have terms different from those described above.

Automatic Rebalancing Program

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st day after the end of the period you selected.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

Example:

     Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Core Bond Fund and 60% to be in the Multi-Style Equity Fund. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Core Bond Fund now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, MetLife Investors will sell some of your units in the Core Bond Fund to bring its value back to 40% and use the money to buy more units in the Multi-Style Equity Fund to increase those holdings to 60%.

Approved Asset Allocation Programs

     MetLife Investors recognizes the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment options available under the contracts. Certain providers of these types of services have agreed to provide such services to owners in accordance with MetLife Investors' administrative rules regarding such programs.

MetLife Investors has made no independent investigation of these programs. MetLife Investors has only established that these programs are compatible with our administrative systems and rules. Approved asset allocation programs are only available during the accumulation phase. Currently, MetLife Investors does not charge for participating in an approved asset allocation program.

Even though MetLife Investors permits the use of approved asset allocation programs, the contract was not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the investment portfolios, and when MetLife Investors becomes aware of such disruptive practices, it may modify the transfer provisions of the contract.

If you participate in an Approved Asset Allocation Program, the transfers made under the program are not taken into account in determining any transfer fee.

Voting Rights

MetLife Investors is the legal owner of the investment portfolio shares. However, MetLife Investors believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should MetLife Investors determine that it is no longer required to comply with the above, it will vote the shares in its own right.

Substitution

We may be required to substitute one or more of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this.

5.   EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

Insurance Charges

Each day, MetLife Investors makes a deduction for its insurance charges. MetLife Investors does this as part of its calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts:

1)   the mortality and expense risk premium, and

2)   the administrative expense charge.

Mortality and Expense Risk Premium. This charge is equal, on an annual basis, to 1.25% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge is for the insurance benefits e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then MetLife Investors will bear the loss. MetLife Investors does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. MetLife Investors may use any profits it makes from this charge to pay for the costs of distributing the contract.

Administrative Expense Charge. This charge is equal, on an annual basis, to .15% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge, together with the contract maintenance charge (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. MetLife Investors does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, MetLife Investors will bear the loss.

Contract Maintenance Charge

During the accumulation phase, every year on the anniversary of the date when your contract was issued, MetLife Investors deducts $30 from your contract as a contract maintenance charge. This charge is for administrative expenses (see above). This charge cannot be increased.

MetLife Investors will not deduct this charge during the accumulation phase, if when the deduction is to be made, the value of your contract is $50,000 or more. MetLife Investors may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. A pro rata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.


Withdrawal Charge

During the accumulation phase, you can make withdrawals from your contract. MetLife Investors keeps track of each purchase payment. Once a year after the first year (and once a year during the first year for purposes of payment of charitable remainder trust administration fees), you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal the value of your contract is $5,000 or more. Withdrawals for purposes of payment of charitable remainder trust administration fees are included in the 10% free withdrawal amount. Otherwise, the charge is 5% of each purchase payment you take out, unless the purchase payment was made more than 5 years ago. After MetLife Investors has had a purchase payment for 5 years, there is no charge when you withdraw that purchase payment. MetLife Investors does not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. The withdrawal order for calculating the withdrawal charge is shown below.

o    10% of purchase payments free.

o Remaining purchase payments that are over 5 years old and not subject to a withdrawal charge.

o    Earnings in the contract free.

o Remaining purchase payments that are less than 5 years old and are subject to a withdrawal charge.

For purposes of calculating the withdrawal charge, slightly different rules may apply to Section 1035 exchanges.

When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.

MetLife Investors does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

NOTE: For tax purposes, earnings are considered to come out first.

Reduction or Elimination of the Withdrawal Charge

General

MetLife Investors may reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with MetLife Investors. MetLife Investors may not deduct a withdrawal charge under a contract issued to an officer, director or employee of MetLife Investors or any of its affiliates.

Nursing Home Waiver

After you have owned the contract for one year, if you, or your joint owner, become confined to a nursing home or hospital for at least 90 consecutive days under a doctor's care and you need part or all of the money from your contract, MetLife Investors will not impose a withdrawal charge. You or your joint owner cannot have been so confined when you purchased your contract if you want to take advantage of this provision (confinement must begin after the first contract anniversary). This is called the Nursing Home Waiver.

Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. MetLife Investors is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is MetLife Investors' current practice to not charge anyone for these taxes until annuity payments begin. MetLife Investors may some time in the future discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 4%, depending on the state.

Transfer Fee

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred whichever is less.

If the transfer is part of the Dollar Cost Averaging Program, the Automatic Rebalancing Program or an Approved Asset Allocation Program, it will not count in determining the transfer fee.


Income Taxes

MetLife Investors will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, it is not making any such deductions.

Investment Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and in the fund prospectuses. These deductions and expenses are not charges under the terms of the contract but are represented in the share values of the investment portfolios.

6.   TAXES

NOTE: MetLife Investors has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. MetLife Investors has included an additional discussion regarding taxes in the Statement of Additional Information.

Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs - either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

Qualified and Non-Qualified Contracts

If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans.

A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.

Withdrawals - Non-Qualified Contracts

If you make a withdrawal from your non-qualified contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)  paid on or after the taxpayer reaches age 59 1/2;

(2)  paid after you die;

(3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

(5)  paid under an immediate annuity; or

(6)  which come from purchase payments made prior to August 14, 1982.


Withdrawals - Qualified Contracts

If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after you reach age 59 1/2;
     (2)  paid after you die;
     (3) paid if you become totally disabled (as that term is defined in the Code);
     (4) paid to you after leaving your employment in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;
     (5) paid to you after you have attained age 55 and you have left your employment;
     (6)  paid for certain allowable medical expenses (as defined in the Code);
     (7)  paid pursuant to a qualified domestic relations order;

     (8)  paid on account of an IRS levy upon the qualified contract;
     (9)  paid from an IRA for medical insurance (as defined in the Code);
     (10) paid from an IRA for qualified higher education expenses; or
     (11) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

The exceptions in (5) and (7) above do not apply to IRAs. The exception in (4) above applies to IRAs but without the requirement of leaving employment.

We have provided a more complete discussion in the Statement of Additional Information.


Withdrawals - Tax-Sheltered Annuities

The Code limits the withdrawal of amounts attributable to purchase payments under a salary reduction agreement made by owners from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

(1)  reaches age 59 1/2;

(2)  leaves his/her job;

(3)  dies;

(4)  becomes disabled (as that term is defined in the Code); or

(5)  in the case of hardship.

However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.


Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or annuity payments. Estate taxes may also apply.

If death benefit endorsements are to be used with a qualified contract, such death benefits may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provision of such benefits could result in currently taxable income to the owners of the qualified contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or contract value. The contract offers death benefits which may exceed the greater of purchase payments or contract value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. MetLife Investors believes that the investment portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not MetLife Investors would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the shares of the investment portfolios.

Due to the uncertainty in this area, MetLife Investors reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

7.   ACCESS TO YOUR MONEY

You can have access to the money in your contract:

(1)  by making a withdrawal (either a partial or a complete withdrawal);

(2)  by electing to receive annuity payments; or

(3)  when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

When you make a complete withdrawal you will receive the withdrawal value of the contract. The withdrawal value of the contract is the value of the contract at the end of the business day when MetLife Investors receives a written request for a withdrawal:

o    less any applicable withdrawal charge,

o    less any premium tax, and

o    less any contract maintenance charge.

Unless you instruct MetLife Investors otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500. MetLife Investors requires that after a partial withdrawal is made you keep at least $500 in any selected investment portfolio.

There are limits to the amount you can withdraw from a qualified plan referred to as a 403(b) plan. For a more complete explanation see "Taxes" and the discussion in the Statement of Additional Information.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

Systematic Withdrawal Program

You may use the Systematic Withdrawal Program. This program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be made for these payments. MetLife Investors does not have any charge for this program, but reserves the right to charge in the future. If you use this program, you may not also make a single 10% free withdrawal. For a discussion of the withdrawal charge and the 10% free withdrawal, see "Expenses."

Income taxes, tax penalties and certain restrictions may apply to Systematic Withdrawals.


Suspension of Payments or Transfers

MetLife   Investors  may  be  required  to  suspend  or  postpone  payments  for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3.   an  emergency  exists  as a  result  of which  disposal  of  shares  of the
     investment  portfolios  is  not  reasonably   practicable  or  MetLife
     Investors  cannot reasonably value the shares of the investment portfolios;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

MetLife Investors has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

8.   PERFORMANCE

MetLife Investors periodically advertises performance of the various investment portfolios. MetLife Investors will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the expenses of the investment portfolio. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charge, withdrawal charges and the expenses of the investment portfolio.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account. In addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

MetLife Investors may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B contains performance information that you may find informative. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and results shown are not necessarily representative of future results.

9.   DEATH BENEFIT

Upon Your Death

If you die before annuity payments begin, MetLife Investors will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary.

Beginning May 1, 1999, at the time you buy the contract, you will receive Death Benefit Option A. If you purchased your contract before May 1, 1999, you received Death Benefit Option C. For these contracts (i.e., contracts purchased prior to May 1, 1999), effective beginning with your next contract anniversary on or after July 1, 1999, your death benefit will automatically be enhanced to Death Benefit Option B.

The death benefits are described below. The amount of death benefit depends on how old you or your joint owner is. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.

DEATH BENEFIT OPTION A:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any contract anniversary while the owner, or a joint owner is living, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any prior contract anniversary on or before your or your joint owner's 80th birthday, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

DEATH BENEFIT OPTION B:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values of your contract resulting from taking the contract value on any contract anniversary on or after July 1, 1999 while the owner, or a joint owner is living, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values of your contract resulting from taking the contract value on any prior contract anniversary on or after July 1, 1999 and on or before your or your joint owner's 80th birthday, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

DEATH BENEFIT OPTION C:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values resulting from taking the contract value on any five (5) year contract anniversary prior to the date of your death or the joint owner's death, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values resulting from taking the contract value on any prior five (5) year contract anniversary on or before your or your joint owner's 80th birthday, plus any purchase payments you made after that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) made after that contract anniversary.

Check your contract and applicable endorsement for your death benefit.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

Payment under an annuity option may only be elected during the 60 day period beginning with the date MetLife Investors receives proof of death. If MetLife Investors does not receive an election during such time, it will make a single sum payment to the beneficiary at the end of the 60 day period.

Death of Annuitant

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.


10.  OTHER INFORMATION


MetLife Investors

MetLife Investors Insurance Company of California (" MetLife Investors") was originally incorporated on September 6, 1972 as Industrial Indemnity Life Insurance Company, a California corporation and changed its name to Xerox Financial Life Insurance Company in 1986. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased MetLife Investors which on that date changed its name to Cova Financial Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of MetLife Investors Insurance Company (formerly "Cova Financial Services Life Insurance Company"), the parent company of MetLife Investors Insurance Company of California. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to MetLife Investors Insurance Company of California on February 12, 2001. In certain states the new name may not yet be approved. In those states, we will continue to use Cova Financial Life Insurance Company until our new name is approved.

MetLife Investors Insurance Company of California is presently licensed to do business in the state of California.

The Separate Account

MetLife Investors has established a separate account, MetLife Investors Variable Annuity Account Five (formerly, Cova Variable Annuity Account Five) (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors adopted a resolution to establish the Separate Account under California insurance law on March 24, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.


Distributor

MetLife Investors Distribution Company, 610 Newport Center Drive, Suite 1400, Newport Beach, California 92660 acts as the distributor of the contracts. MetLife Investors Distribution Company is our affiliate. Prior to May 1, 2001, MetLife Investors Sales Company (formerly Cova Life Sales Company) was the distributor of the contracts.


Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions up to 5.63% of purchase payments but, under certain circumstances, may be paid up to 6% commission. Sometimes, MetLife Investors enters into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses, in addition to the standard commissions.

Ownership

Owner. You as the owner of the contract, have all the interest and rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner (this may be a taxable event). The beneficiary becomes the owner when a death benefit is payable. When this occurs, some ownership rights may be limited.

Joint Owner. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner. Upon the death of either joint owner, the surviving spouse will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

Assignment

You can assign the contract at any time during your lifetime. MetLife Investors will not be bound by the assignment until it receives the written notice of the assignment. MetLife Investors will not be liable for any payment or other action it takes in accordance with the contract before it receives notice of the assignment. An assignment may be a taxable event.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

Financial Statements

The consolidated financial statements of MetLife Investors and the Separate Account have been included in the Statement of Additional Information.

Table of Contents of the Statement of Additional Information
     Company
     Experts
     Custodian
     Legal Opinions
     Distribution
     Calculation of Performance Information
     Federal Tax Status
     Annuity Provisions
     Financial Statements


APPENDIX A
Condensed Financial Information

Accumulation Unit Value History

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.



                                                                                                   Year or   Year or     Year or
                                                Year or           Year or                           Period    Period      Period
                                                Period Ended      Period Ended                       Ended     Ended       Ended
                                                12/31/00          12/31/99                         12/31/98  12/31/97    12/31/96
- ----------------------------------------------------------------------------------------------------------------------------------
Russell Insurance Funds

Aggressive Equity Sub-Account
     Beginning of Period                        $10.46                 $10.00                            $10.00         *         *
     End of Period                               10.24                  10.46                             10.00
     Number of Accum. Units
       Outstanding                               83,187                 44,230                             8,651


- ----------------------------------------------------------------------------------------------------------------------------------
Core Bond Sub-Account
     Beginning of Period                         $10.42                $10.63                            $10.00         *         *
     End of Period                                11.30                 10.42                             10.63
     Number of Accum. Units
       Outstanding                                251,998               220,655                            61,498

- ----------------------------------------------------------------------------------------------------------------------------------
Multi-Style Equity Sub-Account
     Beginning of Period                          $14.72               $12.74                            $10.00         *         *
     End of Period                                 12.74                14.72                             12.74
     Number of Accum. Units
       Outstanding                                 358,326              213,789                            48,388
- ----------------------------------------------------------------------------------------------------------------------------------

Non-U.S. Sub-Account
     Beginning of Period                          $14.71               $11.18                           $10.00         *         *
     End of Period                                 12.41                14.71                            11.18
     Number of Accum. Units
       Outstanding                                 162,115               98,852                           18,259
- ----------------------------------------------------------------------------------------------------------------------------------

Real Estate Securities Sub-Account
     Beginning of Period                          $9.40               $10.00                             *             *         *
     End of Period                                 11.79                 9.40
     Number of Accum. Unit                         20,919                5,917
       Outstanding
- ----------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
Money Market Sub-Account
     Beginning of Period                          $11.53               $11.11                            $10.67       $10.63     *
     End of Period                                 12.10                11.53                             11.11        10.67
     Number of Accum. Units
       Outstanding                                 172,790              157,984                           129,569       14,091
- ----------------------------------------------------------------------------------------------------------------------------------


* The accumulation unit values shown above for the beginning of the period for the Multi-Style Equity, Aggressive Equity, Non-U.S., Core Bond, Real Estate Securities and Money Market sub-accounts reflect the dates these investment portfolios were first offered for sale through the Separate Account (December 31, 1997 for the Multi-Style Equity, Aggressive Equity, Non-U.S. and Core Bond sub-accounts; July 1, 1999 for the Real Estate Securities sub-account; and December 4, 1997 for the Money Market sub-account).

APPENDIX B
PERFORMANCE INFORMATION

Future performance will vary and the results shown are not necessarily representative of future results.

Note: The figures below present investment performance information for the periods ended December 31, 2000. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after December 31, 2000 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

The portfolios listed below began operations before December 31, 2000. As a result, performance information is available for the accumulation unit values investing in these portfolios.

o Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column B presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of the portfolio.


Total Return for the periods ended 12/31/00:

- ----------------------------------------------------------------------------------------------------------------------------------

                                                                                         Accumulation Unit Performance
                                                                              Column A                           Column B
                                                                           (reflects all                  (reflects insurance
                                                                            charges and                         charges and
                                                                         portfolio expenses)                portfolio expenses)

- ----------------------------------------------------------------------------------------------------------------------------------

                                      Separate Account
                                      Inception Date                                  since                             since
Portfolio                             in Portfolio                      1 yr          inception            1 yr         inception
- ----------------------------------------------------------------------------------------------------------------------------------

Russell Insurance Funds


   Aggressive Equity                  12/31/97                            -6.75%       -0.82%             -2.15%         0.78%
   Core Bond                          12/31/97                             3.88%        2.67%              8.48%         4.17%
   Multi-Style Equity                 12/31/97                           -18.08%        7.03%            -13.48%         8.40%
   Non-U.S.                           12/31/97                           -20.22%        6.06%            -15.62%         7.47%
   Real Estate Securities             07/01/99                            20.88%        8.29%             25.48%        11.61%
------------------------------------------------------------------------------------------------------------------------------------

General American
Capital Company
   Money Market                       12/4/97                              0.37%       2.81%               4.98%        4.30%
------------------------------------------------------------------------------------------------------------------------------------


Appendix - Performance Information (continued)

PART 2 - HISTORICAL FUND PERFORMANCE

The portfolios of Russell  Insurance  Funds and the Money Market Fund of General
American Capital Company have been in existence for some time and have an investment performance history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance was developed. The information is based upon the historical experience of the portfolios and is for the periods shown.

The chart below shows the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.


o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

o Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column C presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of each portfolio.
     Total Return for the periods ended 12/31/00:


 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                         Accumulation Unit Performance
                                                                                  Column B                       Column C


                                                                                (reflects all             (reflects insurance
                                              Portfolio Performance             charges and                     charges and
                                                    Column A                 portfolio expenses)            portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------
                                Portfolio                   10 yrs or                      10 yrs or                      10 yrs or
                                Inception                   since                          since                          since
Portfolio                       Date        1 yr   5 yrs    inception     1 yr     5 yrs   inception     1 yr     5 yrs   inception
- ----------------------------------------------------------------------------------------------------------------------------------
Russell Insurance Funds

   Aggressive Equity         1/2/97     -0.66%  n/a         9.51%     -6.75%      n/a        7.10%   -2.15%      n/a      8.09%

   Core Bond                 1/2/97     10.00%  n/a         6.54%      3.88%      n/a        4.10%    8.48%      n/a      5.18%

   Multi-Style Equity        1/2/97    -12.26%  n/a        14.21%     -18.08%     n/a       11.88%   -13.48%     n/a     12.75%

   Non-U.S.                  1/2/97    -14.43%  n/a         6.64%     -20.22%     n/a        4.19%   -15.62%     n/a      5.27%

   Real Estate Securities      4/30/99     27.24%  n/a        10.32%      20.88%     n/a        6.25%   25.48%      n/a      8.95%
------------------------------------------------------------------------------------------------------------------------------------

General American
Capital Company

   Money Market                 10/1/87    6.45%   5.70%       5.16%       0.37%    5.42%      4.25%    4.98%      5.51%     4.33%
------------------------------------------------------------------------------------------------------------------------------------


- ------------------------------
- ------------------------------
- ------------------------------


                           MetLife Investors Insurance
                              Company of California
                         Attn: Variable Products
                         P.O. Box 10366
                         Des Moines, IA 50306-0366
                         Oakbrook Terrace, Illinois  60181-4644



Please send me, at no charge, the Statement of Additional Information dated May 1, 2001, for the annuity contract issued by MetLife Investors.

               (Please print or type and fill in all information)




- ------------------------------------------------------------------------------
Name




- ------------------------------------------------------------------------------
Address




- ------------------------------------------------------------------------------
City                               State                    Zip Code


CC-3044 (5/01)                                                         RUSS-CA



                               PART A - VERSION B

                                   The Fixed
                              And Variable Annuity

                                   issued by

                               METLIFE INVESTORS
                         VARIABLE ANNUITY ACCOUNT FIVE
                 (formerly, Cova Variable Annuity Account Five)

                                      and

                          METLIFE INVESTORS INSURANCE
                             COMPANY OF CALIFORNIA
               (formerly, Cova Financial Life Insurance Company)


This prospectus describes the Fixed and Variable Annuity Contract offered by MetLife Investors Insurance Company of California (MetLife Investors, we or us)

The annuity contract has ___ investment choices -- a fixed account which offers an interest rate which is guaranteed by MetLife Investors, and ___ investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios (except as noted). CURRENTLY, IF YOU ARE NOT PARTICIPATING IN AN ASSET ALLOCATION PROGRAM, YOU CAN ONLY INVEST IN 15 INVESTMENT PORTFOLIOS AT ANY ONE TIME.


AIM Variable Insurance Funds:
         AIM V.I. Capital Appreciation Fund
         AIM V.I. International Equity Fund
         AIM V.I. Value Fund

Alliance Variable Products Series Fund, Inc.:
         Premier Growth Portfolio (Class A)
         AllianceBernstein Real Estate Investment Portfolio (Class A) AllianceBernstein Value Portfolio (Class B)
         AllianceBernstein Small Cap Value Portfolio (Class B)

American Century Variable Portfolios, Inc.:
         VP Income & Growth Fund
         VP International Fund
         VP Value Fund

Dreyfus Stock Index Fund (Initial Class):

Dreyfus Variable Investment Fund (Initial Class):
         Dreyfus VIF - Appreciation Portfolio
         Dreyfus VIF - Disciplined Stock Portfolio

Fidelity Variable Insurance Products Fund (Service Class 2 Shares)
         Equity-Income Portfolio
         Growth Portfolio
         High Income Portfolio

Franklin Templeton Variable Insurance
Products Trust, Class 1 Shares:
         Franklin Small Cap Fund
         Mutual Shares Securities Fund
         Templeton Developing Markets Securities Fund
         Templeton International Securities Fund


General American Capital Company:
         Money Market Fund

Goldman Sachs Variable Insurance Trust ("VIT"):
         Goldman Sachs VIT Growth and Income Fund
         Goldman Sachs VIT Internet Tollkeeper FundSM
         Goldman Sachs VIT Global Income Fund
         Goldman Sachs VIT International Equity Fund

Goldman Sachs VIT Internet Tollkeeper Fund is a service mark of Goldman, Sachs & Co.

INVESCO Variable Investment Funds, Inc.:
         INVESCO VIF - Dynamics Fund
         INVESCO VIF - High Yield Fund

Liberty Variable Investment Trust:
         Newport Tiger Fund, Variable Series (Class A)

Met Investors Series Trust* (Class A)
         J.P. Morgan Enhanced Index
         J.P. Morgan International Equity
         J.P. Morgan Quality Bond
         J.P. Morgan Select Equity
         J.P. Morgan Small Cap Stock
         Lord Abbett Bond Debenture
         Lord Abbett Developing Growth
         Lord Abbett Growth and Income
         Lord Abbett Growth Opportunities
         Lord Abbett Mid-Cap Value

*Effective February 12, 2001, the portfolios of Cova Series Trust were reorganized into corresponding portfolios of Met Investors Series Trust (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). The Lord Abbett Growth Opportunities Portfolio commenced operations on February 12, 2001.

MFS Variable Insurance Trust (Initial Class):
         MFS Emerging Growth Series
         MFS Global Governments Series
         MFS Investors Trust Series (prior to May 1, 2001, MFS Growth with Income Series)
         MFS High Income Series
         MFS Research Series
         MFS New Discovery Series

Oppenheimer Variable Account Funds:
         Oppenheimer Bond Fund/VA
         Oppenheimer Capital Appreciation Fund/VA
         Oppenheimer High Income Fund/VA
         Oppenheimer Main Street Growth & Income Fund/VA
         Oppenheimer Strategic Bond Fund/VA


PIMCO Variable Insurance Trust (Administrative Class):
         PIMCO High Yield Bond Portfolio
         PIMCO Low Duration Bond Portfolio
         PIMCO StocksPLUS Growth and Income Portfolio
         PIMCO Total Return Bond Portfolio

Putnam Variable Trust:
         Putnam VT Growth and Income Fund - Class IA Shares

         Putnam VT International Growth Fund - Class IA Shares
         Putnam VT International New
            Opportunities Fund - Class IA Shares
         Putnam VT New Value Fund - Class IA Shares
         Putnam VT Vista Fund - Class IA Shares

Scudder Variable Series I (Class A) (formerly, Scudder Variable Life Investment
    Fund):
         International Portfolio

Scudder Variable Series II (formerly, Kemper Variable Series)
         Scudder Government Securities Portfolio
         Scudder Small Cap Growth Portfolio
         Scudder Small Cap Value Portfolio

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Fixed and Variable Annuity Contract.

To learn more about the MetLife Investors Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2001. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page ___ of this prospectus. For a free copy of the SAI, call us at (800) 343-8496 or write us at: P.O. Box 10366, Des Moines, IA 50306-0366.


The Contracts:

o    are not bank deposits

o    are not federally insured

o    are not endorsed by any bank or government agency

o    are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

May 1, 2001


TABLE OF CONTENTS                                         Page

  INDEX OF SPECIAL TERMS                                     3

  SUMMARY                                                    4
  FEE TABLE                                                  6
  EXAMPLES                                                  13
  1. THE ANNUITY CONTRACT                                   17
  2. ANNUITY PAYMENTS (THE INCOME PHASE)                    17
     Annuity Date                                           17
     Annuity Payments                                       17
     Annuity Options                                        17
  3. PURCHASE                                               18
     Purchase Payments                                      18
     Allocation of Purchase Payments                        18
     Free Look                                              18
     Accumulation Units                                     18
  4. INVESTMENT OPTIONS                                     19
     Transfers                                              21
     Dollar Cost Averaging Program                          21
     Automatic Rebalancing Program                          21
     Approved Asset Allocation Programs                     22
     Voting Rights                                          22
     Substitution                                           22
  5. EXPENSES                                               22
     Insurance Charges                                      22
     Contract Maintenance Charge                            23
     Withdrawal Charge                                      23
     Reduction or Elimination of the Withdrawal Charge      23
     Premium Taxes                                          23
     Transfer Fee                                           23
     Income Taxes                                           24
     Investment Portfolio Expenses                          24
  6. TAXES                                                  24
     Annuity Contracts in General                           24
     Qualified and Non-Qualified Contracts                  24
     Withdrawals - Non-Qualified Contracts                  24
     Withdrawals - Qualified Contracts                      24
     Withdrawals - Tax-Sheltered Annuities                  25
     Diversification                                        25

  7. ACCESS TO YOUR MONEY                                   25
     Systematic Withdrawal Program                          26
     Suspension of Payments or Transfers                    26


  8. PERFORMANCE                                            26

  9. DEATH BENEFIT                                          26
     Upon Your Death                                        26
     Death of Annuitant                                     27

10. OTHER INFORMATION                                       27
     MetLife Investors                                      27
     The Separate Account                                   27
     Distributor                                            27

     Ownership                                              27
     Beneficiary                                            28
     Assignment                                             28
     Financial Statements                                   28

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION                                      28

APPENDIX A
Condensed Financial Information                            A-1

APPENDIX B
Participating Investment Portfolios                        B-1

APPENDIX C
Performance Information                                    C-1

INDEX OF SPECIAL TERMS Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                          Page

Accumulation Phase
Accumulation Unit
Annuitant
Annuity Date
Annuity Options
Annuity Payments
Annuity Unit
Beneficiary
Fixed Account
Income Phase
Investment Portfolios
Joint Owner
Non-Qualified
Owner
Purchase Payment
Qualified
Tax Deferral


SUMMARY

The sections in this Summary correspond to sections in this prospectus which discuss the topics in more detail.

1. THE ANNUITY CONTRACT:

The fixed and variable annuity contract offered by MetLife Investors is a contract between you, the owner, and MetLife Investors, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

This contract offers __ investment portfolios. These portfolios are designed to offer a potentially better return than the fixed account. However, this is NOT guaranteed. You can also lose your money.

The fixed account offers an interest rate that is guaranteed by the insurance company, MetLife Investors. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by MetLife Investors.

You can put money in up to 15 of the investment portfolios and the fixed account. (If you are participating in an asset allocation program, this limit may not apply.) You can transfer between accounts up to 12 times a year without charge or tax implications.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.

2. ANNUITY PAYMENTS (THE INCOME PHASE):

If you want to receive regular income from your annuity, you can choose an annuity option. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.


3. HOW TO PURCHASE THE CONTRACT:

You can buy this contract with $5,000 or more under most circumstances. You can add $500 or more any time you like during the accumulation phase. Your registered representative can help you fill out the proper forms.

4. INVESTMENT OPTIONS:

You can put your money in the investment portfolios which are briefly described in Appendix B and more fully described in the prospectuses for the funds. Currently, if you are not participating in an asset allocation program, you can only invest in 15 investment portfolios at any one time. Certain portfolios contained in the fund prospectuses may not be available with your contract.


Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of these portfolios.

5. EXPENSES:

The contract has insurance features and investment features, and there are costs related to each.

o Each year MetLife Investors deducts a $30 contract maintenance charge from your contract. During the accumulation phase, MetLife Investors currently waives this charge if the value of your contract is at least $50,000.

o MetLife Investors also deducts for its insurance charges which total 1.40% of the average daily value of your contract allocated to the investment portfolios.

o If you take your money out, MetLife Investors may assess a withdrawal charge which is equal to 5% of the purchase payment you withdraw. After MetLife Investors has had a purchase payment for 5 years, there is no charge by MetLife Investors for a withdrawal of that purchase payment.

o When you begin receiving regular income payments from your annuity, MetLife Investors will assess a state premium tax charge, if applicable, which ranges from 0% - 4% depending upon the state.

o The first 12 transfers in a year are free. After that, a transfer fee of $25 or 2% of the amount transferred (whichever is less) is assessed.

o There are also investment charges which currently range from .205% to 1.56% of the average daily value of the investment portfolio depending upon the investment portfolio.

6. TAXES:

Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

7. ACCESS TO YOUR MONEY:

You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from MetLife Investors. Withdrawals of purchase payments in excess of that may be charged a withdrawal charge, depending on how long your money has been in the contract. However, MetLife Investors will never assess a withdrawal charge on earnings you withdraw. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. Of course, you may also have to pay income tax and a tax penalty on any money you take out.

8. DEATH BENEFIT:

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.

9. OTHER INFORMATION:

Free Look. If you cancel the contract within 10 days after receiving it (or, in the state of California, within 30 days if you are 60 years or older when we issue the contract), we will send your money back without assessing a withdrawal charge. You will receive whatever your contract is worth on the day we receive your request. This may be more or less than your original payment. If we're required by law to return your original payment, we reserve the right to put your money in the Money Market Fund during the free look period.

No Probate. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

Who should purchase the contract? The contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state income tax brackets. You should not buy this contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

Additional Features. This contract has additional features you might be interested in. These include:

o You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

o You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

o You can arrange to automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

o Under certain circumstances, MetLife Investors will give you your money without a withdrawal charge if you need it while you're in a nursing home. We call this feature the Nursing Home Waiver.

These features may not be suitable for your particular situation.

10. INQUIRIES:

If you need more information, please contact us at:

MetLife Investors Distribution Company
P.O. Box 10366
Des Moines, IA 50306-0366
(800) 343-8496


METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE FEE TABLE

The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as of the investment portfolios. The annual expenses of the portfolios and the examples are based on data provided by the respective underlying fund companies. We have not independently verified such data.


Owner Transaction Expenses
Withdrawal Charge (see Note 1 on page ___)
     5% of purchase payment withdrawn

Transfer Fee (see Note 2 on page ___)
     No charge for first 12 transfers in a contract year; thereafter, the fee is $25 per transfer or, if less, 2% of the amount transferred.


Contract Maintenance Charge (see Note 3 below)
     $30 per contract per year

Separate Account Annual Expenses
(as a percentage of average account value)
     Mortality and Expense Risk Premium                  1.25%

     Administrative Expense Charge                        .15%
                                                          ---
     TOTAL SEPARATE ACCOUNT
     ANNUAL EXPENSES                                     1.40%


Investment Portfolio Expenses
(as a percentage of the average daily net assets of an investment portfolio)

                                                                                        Other Expenses       Total Annual Portfolio
                                                     Management Fees                    (after expense       Expenses (after expense
                                                 (after fee waivers for                reimbursement for    reimbursement and/or fee
                                                  certain Portfolios)   12b-1 Fees/   certain Portfolios)    waivers for certain
                                                                        Service Fees                            Portfolios)
------------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds
   A I M V.I. Capital Appreciation Fund              .61%               N/A              .21%                      .82%
   A I M V.I. International Equity Fund              .73%               N/A              .29%                     1.02%
   A I M V.I. Value Fund                             .61%               N/A              .23%                      .84%


Alliance Variable Products Series Fund, Inc.

   Premier Growth Portfolio (Class A)               1.00%               N/A               .05%                    1.05%
   AllianceBernstein Real Estate
       Investment Portfolio
       (Class A)(1)                                  .18%               N/A               .77%                     .95%
   AllianceBernstein Value Portfolio (Class B)(2)    .11%              .25%               .84%                    1.20%
   AllianceBernstein Small Cap Value
       Portfolio (Class B)(2)                        .04%              .25%               .91%                    1.20%

American Century Variable Portfolios, Inc.

    VP Income & Growth Fund                          .70%               N/A                .0%                     .70%
    VP International Fund                           1.23%               N/A                .0%                    1.23%
    VP Value Fund                                   1.00%               N/A                .0%                    1.00%

Dreyfus Stock Index Fund (Initial Class)(3)          .25%               N/A               .01%                     .26%

Dreyfus Variable Investment Fund (Initial Class)(3)
   Dreyfus VIF - Appreciation Portfolio              .75%               N/A               .03%                     .78%
   Dreyfus VIF - Disciplined Stock Portfolio         .75%               N/A               .06%                     .81%

Fidelity Variable Insurance Products Fund
   (Service Class 2)
   High Income Portfolio                             .58%              .25%               .18%                    1.01%
   Growth Portfolio (4)                              .57%              .25%               .09%                     .91%
   Equity-Income Portfolio (4)                       .48%              .25%               .10%                     .83%




Franklin Templeton Variable Insurance
Products Trust, Class 1 Shares
   Franklin Small Cap Fund (5)                       .49%               N/A               .28%                     .77%
   Mutual Shares Securities Fund                     .60%               N/A               .20%                     .80%
   Templeton Developing Markets Securities Fund     1.25%               N/A               .31%                    1.56%
   Templeton International Securities Fund           .67%               N/A               .20%                     .87%

General American Capital Company
   Money Market Fund                                .125%               N/A               .08%                    .205%

Goldman Sachs Variable Insurance Trust ("VIT")(6)
   Goldman Sachs VIT Growth and Income Fund          .75%               N/A               .25%                    1.00%
   Goldman Sachs VIT Internet Tollkeeper Fund (SM)  1.00%               N/A               .25%                    1.25%
   Goldman Sachs VIT Global Income Fund              .90%               N/A               .25%                    1.15%
   Goldman Sachs VIT International Equity Fund      1.00%               N/A               .35%                    1.35%

INVESCO Variable Investment Funds, Inc. (7)
   INVESCO VIF - Dynamics Fund                       .75%               N/A               .34%                    1.09%
   INVESCO VIF - High Yield Fund                     .60%               N/A               .45%                    1.05%

Liberty Variable Investment Trust
   Newport Tiger Fund, Variable Series (Class A)     .90%               N/A               .25%                    1.15%

Met Investors Series Trust (Class A)(8)

   J.P. Morgan Enhanced Index Portfolio              .56%               N/A              .09%                     .65%
   J.P. Morgan International Equity Portfolio        .69%               N/A              .36%                    1.05%
   J.P. Morgan Quality Bond Portfolio                .43%               N/A              .17%                     .60%
   J.P. Morgan Select Equity Portfolio               .61%               N/A              .07%                     .68%
   J.P. Morgan Small Cap Stock Portfolio             .85%               N/A              .17%                    1.02%
   Lord Abbett Bond Debenture Portfolio              .60%               N/A              .10%                     .70%
   Lord Abbett Developing Growth Portfolio           .61%               N/A              .34%                     .95%
   Lord Abbett Growth and Income Portfolio           .59%               N/A              .05%                     .64%
   Lord Abbett Growth Opportunities Portfolio        .00%               N/A              .85%                     .85%
   Lord Abbett Mid-Cap Value Portfolio               .64%               N/A              .26%                     .90%

MFS Variable Insurance Trust (Initial Class)(9)

   MFS Emerging Growth Series                        .75%               N/A              .10%                     .85%
   MFS Global Governments Series (10)                .75%               N/A              .16%                     .91%
   MFS Investors Trust Series                        .75%               N/A              .12%                     .87%
   MFS High Income Series (10)                       .75%               N/A              .16%                     .91%
   MFS Research Series                               .75%               N/A              .10%                     .85%
   MFS New Discovery Series (10)                     .90%               N/A              .16%                    1.06%

Oppenheimer Variable Account Funds
  Oppenheimer Bond Fund/VA                           .72%               N/A              .04%                     .76%
  Oppenheimer Capital Appreciation Fund/VA           .64%               N/A              .03%                     .67%
  Oppenheimer High Income Fund/VA                    .74%               N/A              .05%                     .79%
  Oppenheimer Main Street Growth & Income Fund/VA    .70%               N/A              .03%                     .73%
  Oppenheimer Strategic Bond Fund/VA                 .74%               N/A              .05%                     .79%




PIMCO Variable Insurance Trust (Administrative
     Class)(11)
  PIMCO High Yield Bond Portfolio                    .25%              .15%              .35%                     .75%
  PIMCO Low Duration Bond Portfolio                  .25%              .15%              .25%                     .65%
  PIMCO StocksPLUS Growth and Income Portfolio       .40%              .15%              .10%                     .65%
  PIMCO Total Return Bond Portfolio                  .25%              .15%              .25%                     .65%

Putnam Variable Trust
  Putnam VT Growth and Income Fund -
     Class IA Shares                                 .46%              N/A               .04%                     .50%
  Putnam VT International Growth Fund -
     Class IA Shares                                 .76%              N/A               .18%                     .94%
  Putnam VT International New Opportunities Fund -
     Class IA Shares                                1.00%              N/A               .21%                    1.21%
  Putnam VT New Value Fund - Class IA Shares         .70%              N/A               .09%                     .79%
  Putnam VT Vista Fund - Class IA Shares             .60%              N/A               .07%                     .67%


Scudder Variable Series I (Class A)
   International Portfolio                           .82%               N/A               .14%                     .96%


Scudder Variable Series II
   Scudder Government Securities Portfolio           .55%               N/A               .05%                     .60%
   Scudder Small Cap Growth Portfolio                .65%               N/A               .07%                     .72%
   Scudder Small Cap Value Portfolio (12)            .75%               N/A               .06%                     .81%


(1) The expenses shown with respect to the AllianceBernstein Real Estate Investment Portfolio (Class A) are estimated net of contractual fee waivers. Expenses have been capped at .95% annually. This waiver extends through the Fund's current fiscal year and may be extended by Alliance for additional one year terms. The estimated expenses for the AllianceBernstein Real Estate Investment Portfolio, before reimbursement, are .90% management fees and .77% for other expenses. The estimated Total Annual Portfolio Expenses, before reimbursement, are 1.67%.

(2) The expenses shown with respect to the AllianceBernstein Value Portfolio and the AllianceBernstein Small Cap Value Portfolio are estimated net of contractual fee waivers. Expenses have been capped at 1.20% annually for each of these Portfolios. This waiver extends through the Fund's current fiscal year and may be extended by Alliance for additional one year terms. The estimated expenses for the AllianceBernstein Value Portfolio, before reimbursement, are .75% management fees, .25% for 12b-1 fees and .84% for other expenses. The estimated Total Annual Portfolio Expenses for the AllianceBernstein Value Portfolio, before reimbursement, are 1.84%. The estimated expenses for the AllianceBernstein Small Cap Value Portfolio, before reimbursement, are 1.00% management fees, .25% for 12b-1 fees and .91% for other expenses. The estimated Total Annual Portfolio Expenses for the AllianceBernstein Small Cap Value Portfolio, before reimbursement, are 2.16%.

(3) The figures set forth in the above Expense Table are for the fiscal year ended December 31, 2000. Actual Expenses in future years may be higher or lower than the figures given above.

(4) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the fund prospectus for details.

(5) Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000. The manager has agreed in advance to make an estimated reduction of
 .04% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without such reduction, total annual expenses would have been .81%.

(6) The investment advisers to the Goldman Sachs Growth and Income, International Equity, Global Income and Internet Tollkeeper Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.25%, 0.35%, 0.25% and 0.25% per annum of such Funds' average daily net assets, respectively. The expenses shown include this reimbursement. If not included, the "Other Expenses" and "Total Annual Portfolio Expenses" for the Goldman Sachs Growth and Income, International Equity, Global Income and Internet Tollkeeper Funds would be .47% and 1.22%, .99% and 1.99%, 2.05% and 2.95% and 4.62% and 5.62%, respectively. The Fund's expenses shown in the fee table are based on actual expenses for the fiscal year ended December 31, 2000.

(7) Certain expenses of the VIF-Dynamics Fund were absorbed voluntarily by INVESCO. This commitment may be changed at any time following consultation with the board of directors. After the absorption, but excluding any separate offset arrangements, the Fund's other expenses and Total Annual Fund operating expenses for the year ended December 31, 2000 were the same as shown in the table above.

(8) Met Investors Advisory Corp. ("investment manager") and Met Investors Series Trust have entered into an Expense Limitation Agreement whereby, for a period of at least one year from commencement of operations (February 12, 2001), the total of management fees and other expenses of certain Portfolios will not exceed, in any year in which the Agreement is in effect, the following percentages: .60% for the J.P. Morgan Quality Bond Portfolio, .70% for the Lord Abbett Bond Debenture Portfolio, .90% for the Lord Abbett Mid-Cap Value Portfolio, .65% for the Lord Abbett Growth and Income Portfolio, .95% for the Lord Abbett Developing Growth Portfolio, 1.05% for the J.P. Morgan International Equity Portfolio and
 .85%  for  the  Lord  Abbett  Growth  Opportunities  Portfolio.   Under  certain
circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager.

The amounts shown above under "Other Expenses" are an estimate of what the expenses will be, for the period ending December 31, 2001, after expense reimbursement. Absent these expense reimbursement arrangements, the total annual portfolio expenses for the year ending December 31, 2001 are estimated to be:
0.71% for the J.P. Morgan Quality Bond Portfolio, 1.13% for the J.P. Morgan International Equity Portfolio, .96% for the Lord Abbett Mid-Cap Value Portfolio, 1.09% for the Lord Abbett Developing Growth Portfolio and 4.05% for the Lord Abbett Growth Opportunities Portfolio.

(9) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursement agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The expenses shown in the table above under "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.



(10) MFS has contractually agreed, subject to reimbursement, to bear expenses for these series, such that each such series' "Other Expenses" do not exceed the following percentages of the average daily net assets of the series during the current fiscal year: 0.15% for the Global Governments Series, the High Income Series and the New Discovery Series. These contractual arrangements will continue until at least May 1, 2002, unless changed with the consent of the of the board of trustees which oversees the series. Absent expense reimbursement for the series, total annual portfolio expenses for the year ended December 31, 2000 were .99% with respect to the High Income Series and 1.07% with respect to the Global Governments Series.

(11) PIMCO has contractually agreed to reduce total annual Portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75%, 0.65%, 0.65% and 0.65% of the High Yield Bond, Low Duration Bond, StocksPLUS Growth and Income and Total Return Bond Portfolios, respectively, of average daily net assets. Without such reductions, the Total Annual Portfolio Expenses would have been .66% for the Total Return Bond Portfolio.

(12) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 2001, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the Scudder Small Cap Value Portfolio to 0.84%.

EXAMPLES

The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. For purposes of the examples, the assumed average contract size is $30,000. The examples assume that applicable fee waivers and/or reimbursements for the portfolios will continue for the periods shown.


You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

     (a)  if you surrender the contract at the end of each time period;

     (b) if you do not surrender the contract or if you apply the contract value to an annuity option.


                                                                                          Time Periods
                                                                1 year            3 years           5 years           10 years
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
         AIM V.I. Capital Appreciation                             (a) $73.50       (a) $117.26        (a) $168.48      (a) $263.22
                                                                   (b) $23.50       (b) $ 72.26        (b) $123.48      (b) $263.22
         AIM V.I. International Equity                             (a) $75.50       (a) $123.27        (a) $178.50      (a) $283.17
                                                                   (b) $25.50       (b) $ 78.27        (b) $133.50      (b) $283.17
         AIM V.I. Value                                            (a) $73.70       (a) $117.86        (a) $169.49      (a) $265.23
                                                                   (b) $23.70       (b) $ 72.86        (b) $124.49      (b) $265.23

------------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.

       Premier Growth (Class A)                                    (a)  $75.80      (a) $124.17       (a)  $179.99      (a) $286.12
                                                                   (b)  $25.80      (b) $ 79.17       (b)  $134.99      (b) $286.12
       AllianceBernstein Real Estate
          Investment (Class A)                                     (a)  $74.80      (a) $121.17       (a)  $175.00      (a) $276.23
                                                                   (b)  $24.80      (b) $ 76.17       (b)  $130.00      (b) $276.23
       AllianceBernstein Value (Class B)                           (a)  $77.30      (a) $128.65       (a)  $187.42      (a) $300.75
                                                                   (b)  $27.30      (b) $ 83.65       (b)  $142.42      (b) $300.75
       AllianceBernstein Small Cap Value (Class B)                 (a)  $77.30      (a) $128.65       (a)  $187.42      (a) $300.75
                                                                   (b)  $27.30      (b) $ 83.65       (b)  $142.42      (b) $300.75
------------------------------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.

       VP Income & Growth                                          (a)  $72.29      (a) $113.63       (a)  $162.42      (a) $251.04
                                                                   (b)  $22.29      (b) $ 68.63       (b)  $117.42      (b) $251.04
       VP International                                            (a)  $77.60      (a) $129.54       (a)  $188.90      (a) $303.64




                                                                   (b)  $27.60      (b) $ 84.54       (b)  $143.90      (b) $303.64
       VP Value                                                    (a)  $75.30      (a) $122.67       (a)  $177.50      (a) $281.19
                                                                   (b)  $25.30      (b) $ 77.67       (b)  $132.50      (b) $281.19

------------------------------------------------------------------------------------------------------------------------------------


Dreyfus Stock Index Fund (Initial Class)
                                                                   (a)  $67.87      (a) $100.23       (a)  $139.87    (a) $205.00
                                                                   (b)  $17.87      (b) $ 55.23       (b)  $ 94.87    (b) $205.00
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund (Initial Class)
       Dreyfus VIF - Appreciation                                  (a)  $73.10      (a) $116.05       (a)  $166.47    (a) $259.18
                                                                   (b)  $23.10      (b) $ 71.05       (b)  $121.47    (b) $259.18
       Dreyfus VIF - Disciplined Stock                             (a)  $73.40      (a) $116.96       (a)  $167.98    (a) $262.21
                                                                   (b)  $23.40      (b) $ 71.96       (b)  $122.98    (b) $262.21
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
     (Service Class 2 Shares)
       High Income                                                 (a)  $75.40      (a) $122.97       (a)  $178.00    (a) $282.18
                                                                   (b)  $25.40      (b) $ 77.97       (b)  $133.00    (b) $282.18
       Growth                                                      (a)  $74.40      (a) $119.97       (a)  $173.00    (a) $272.25
                                                                   (b)  $24.40      (b) $ 74.97       (b)  $128.00    (b) $272.25
       Equity-Income                                               (a)  $73.60      (a) $117.56       (a)  $168.99    (a) $264.23
                                                                   (b)  $23.60      (b) $ 72.56       (b)  $123.99    (b) $264.23
------------------------------------------------------------------------------------------------------------------------------------

Franklin  Templeton Variable Insurance Products Trust, Class 1 Shares

         Franklin Small Cap                                        (a)$73.00        (a)$115.75        (a) $165.96     (a) $258.16
                                                                   (b)$23.00        (b)$ 70.75        (b) $120.96     (b) $258.16
         Mutual Shares Securities                                  (a)$73.30        (a)$116.65        (a) $167.47     (a) $261.20
                                                                   (b)$23.30        (b)$ 71.65        (b) $122.47     (b) $261.20
         Templeton Developing Markets Securities                   (a)$80.89        (a)$139.31        (a) $205.03     (a) $334.89
                                                                   (b)$30.89        (b)$ 94.31        (b) $160.03     (b) $334.89
         Templeton International Securities                        (a)$74.00        (a)$118.76        (a) $171.00     (a) $268.25
                                                                   (b)$24.00        (b)$ 73.76        (b) $126.00     (b) $268.25

------------------------------------------------------------------------------------------------------------------------------------

General American Capital Company

       Money Market                                                (a)  $67.31      (a)  $ 98.54     (a)  $137.02    (a) $199.08
                                                                   (b)  $17.31      (b)  $ 53.54     (b) $  92.02    (b) $199.08
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust

       Goldman Sachs VIT Growth and Income Fund                    (a)  $75.30      (a)  $122.67      (a)  $177.50    (a) $281.19
                                                                   (b)  $25.30      (b)  $ 77.67      (b)  $132.50    (b) $281.19
       Goldman Sachs VIT Internet Tollkeeper Fund                  (a)  $77.80      (a)  $130.14      (a)  $189.89    (a) $305.57
                                                                   (b)  $27.80      (b)  $ 85.14      (b)  $144.89    (b) $305.57



       Goldman Sachs VIT Global Income Fund                        (a)  $76.80      (a)  $127.16      (a)  $184.95    (a) $295.90
                                                                   (b)  $26.80      (b)  $ 82.16      (b)  $139.95    (b) $295.90
       Goldman Sachs VIT International Equity Fund                 (a)  $78.79      (a)  $133.11      (a)  $194.80    (a) $315.14
                                                                   (b)  $28.79      (b)  $ 88.11      (b)  $149.80    (b) $315.14
------------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.

       INVESCO VIF - Dynamics                                      (a)  $76.20      (a)  $125.36      (a)  $181.98    (a) $290.04
                                                                   (b)  $26.20      (b)  $ 80.36      (b)  $136.98    (b) $290.04
       INVESCO VIF - High Yield                                    (a)  $75.80      (a)  $124.17      (a)  $179.99    (a) $286.12
                                                                   (b)  $25.80      (b)  $ 79.17      (b)  $134.99    (b) $286.12
------------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
       Newport Tiger Fund, Variable Series (Class A)               (a)  $76.80      (a)  $127.16      (a)  $184.95    (a) $295.90
                                                                   (b)  $26.80      (b)  $ 82.16      (b)  $139.95    (b) $295.90
------------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust (Class A)

   J.P. Morgan Enhanced Index Portfolio                            (a) $71.79       (a) $112.12       (a) $159.89      (a) $245.92
                                                                   (b) $21.79       (b) $ 67.12       (b) $114.89      (b) $245.92
   J.P. Morgan International Equity Portfolio                      (a) $75.80       (a) $124.17       (a) $179.99      (a) $286.12
                                                                   (b) $25.80       (b) $ 79.17       (b) $134.99      (b) $286.12
   J.P. Morgan Quality Bond Portfolio                              (a) $71.29       (a) $110.60       (a) $157.34      (a) $240.77
                                                                   (b) $21.29       (b) $ 65.60       (b) $112.34      (b) $240.77
   J.P. Morgan Select Equity Portfolio                             (a) $72.09       (a) $113.03       (a) $161.41      (a) $249.00
                                                                   (b) $22.09       (b) $ 68.03       (b) $116.41      (b) $249.00
   J.P. Morgan Small Cap Stock Portfolio                           (a) $75.50       (a) $123.27       (a) $178.50      (a) $283.17
                                                                   (b) $25.50       (b) $ 78.27       (b) $133.50      (b) $283.17
   Lord Abbett Bond Debenture Portfolio                            (a) $72.29       (a) $113.63       (a) $162.42      (a) $251.04
                                                                   (b) $22.29       (b) $ 68.63       (b) $117.42      (b) $251.04
   Lord Abbett Developing Growth Portfolio                         (a) $74.80       (a) $121.17       (a) $175.00      (a) $276.23
                                                                   (b) $24.80       (b) $ 76.17       (b) $130.00      (b) $276.23
   Lord Abbett Growth and Income Portfolio                         (a) $71.69       (a) $111.82       (a) $159.38      (a) $244.89
                                                                   (b) $21.69       (b) $ 66.82       (b) $114.38      (b) $244.89
   Lord Abbett Growth Opportunities Portfolio                      (a) $73.80       (a) $118.16       (a) $169.99      (a) $266.24
                                                                   (b) $23.80       (b) $ 73.16       (b) $124.99      (b) $266.24
   Lord Abbett Mid-Cap Value Portfolio                             (a) $74.30       (a) $119.67       (a) $172.50      (a) $271.25
                                                                   (b) $24.30       (b) $ 74.67       (b) $127.50      (b) $271.25


------------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust (Initial Class)


         MFS Emerging Growth                                        (a)$73.80       (a)$118.16        (a)  $169.99   (a)  $266.24
                                                                    (b)$23.80       (b)$ 73.16        (b)  $124.99   (b)  $266.24
         MFS Global Governments                                     (a) $74.40      (a) $119.97       (a) $173.00    (a)  $272.25
                                                                    (a) $24.40      (b) $ 74.97       (b) $128.00    (b)  $272.25
         MFS Investors Trust                                        (a) $74.00      (a) $118.76       (a) $171.00    (a)  $268.25
                                                                    (b) $24.00      (b) $ 73.76       (b) $126.00    (b)  $268.25


         MFS High Income                                            (a) $74.40      (a) $119.97       (a) $173.00    (a)  $272.25
                                                                    (b) $24.40      (b) $ 74.97       (b) $128.00    (b)  $272.25
         MFS Research                                               (a) $73.80      (a) $118.16       (a) $169.99    (a)  $266.24
                                                                    (b) $23.80      (b) $ 73.16       (b) $124.99    (b)  $266.24
         MFS New Discovery                                          (a) $75.90      (a) $124.47       (a) $180.49    (a)  $287.10
                                                                    (b) $25.90      (b) $ 79.47       (b) $135.49    (b)  $287.10
------------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds
         Oppenheimer Bond Fund/VA                                   (a)$72.90       (a)$115.45        (a) $165.46    (a)  $257.15
                                                                    (b)$22.90       (b)$ 70.45        (b) $120.46    (b)  $257.15
         Oppenheimer Capital Appreciation Fund/VA                   (a)$71.99       (a)$112.73        (a) $160.90    (a)  $247.97
                                                                    (b)$21.99       (b)$ 67.73        (b) $115.90    (b)  $247.97
         Oppenheimer High Income Fund/VA                            (a)$73.20       (a)$116.35        (a) $166.97    (a)  $260.19
                                                                    (b)$23.20       (b)$ 71.35        (b) $121.97    (b)  $260.19
         Oppenheimer Main Street Growth & Income
         Fund/VA                                                    (a)$72.59       (a)$114.54        (a) $163.94    (a)  $254.10
                                                                    (b)$22.59       (b)$ 69.54        (b) $118.94    (b)  $254.10
         Oppenheimer Strategic Bond Fund/VA                         (a)$73.20       (a)$116.35        (a) $166.97    (a)  $260.19
                                                                    (b)$23.20       (b)$ 71.35        (b) $121.97    (b)  $260.19
------------------------------------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust (Administrative Class)

       PIMCO High Yield Bond                                       (a)  $72.80      (a)  $115.15      (a)$164.95     (a)  $256.13
                                                                   (b)  $22.80      (b)  $ 70.15      (b)$119.95     (b)  $256.13
       PIMCO Low Duration Bond                                     (a)  $71.79      (a)  $112.12      (a)$159.89     (a)  $245.92
                                                                   (b)  $21.79      (b)  $ 67.12      (b)$114.89     (b)  $245.92
       PIMCO StocksPLUS Growth and Income                          (a)  $71.79      (a)  $112.12      (a)$159.89     (a)  $245.92
                                                                   (b)  $21.79      (b)  $ 67.12      (b)$114.89     (b)  $245.92
       PIMCO Total Return Bond                                     (a)  $71.79      (a)  $112.12      (a)$159.89     (a)  $245.92
                                                                   (b)  $21.79      (b)  $ 67.12      (b)$114.89     (b)  $245.92
----------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust

       Putnam VT Growth and Income - Class IA Shares               (a)  $70.29      (a)  $107.56      (a)$152.24     (a)  $230.39
                                                                   (b)  $20.29      (b)  $ 62.56      (b)$107.24     (b)  $230.39
       Putnam VT International Growth - Class IA Shares            (a)  $74.70      (a)  $120.87      (a)$174.50     (a)  $275.24
                                                                   (b)  $24.70      (b)  $ 75.87      (b)$129.50     (b)  $275.24
       Putnam VT International New Opportunities - Class IA Shares (a)  $77.40      (a)  $128.94      (a)$187.92     (a)  $301.71
                                                                   (b)  $27.40      (b)  $ 83.94      (b)$142.92     (b)  $301.71
       Putnam VT New Value - Class IA Shares                       (a)  $73.20      (a)  $116.35      (a)$166.97     (a)  $260.19
                                                                   (b)  $23.20      (b)  $ 71.35      (b)$121.97     (b)  $260.19
       Putnam VT Vista - Class IA Shares                           (a)  $71.99      (a)  $112.73      (a)$160.90     (a)  $247.97
                                                                   (b)  $21.99      (b)  $ 67.73      (b)$115.90     (b)  $247.97
------------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series I (Class A)
       International                                               (a)  $74.90      (a)  $121.47      (a)  $175.50    (a) $277.23
                                                                   (b)  $24.90      (b)  $ 76.47      (b)  $130.50    (b) $277.23
------------------------------------------------------------------------------------------------------------------------------------



Scudder Variable Series II

      Scudder Government Securities                                (a)  $71.29      (a)  $110.60      (a)  $157.34    (a) $240.77
                                                                   (b)  $21.29      (b)  $ 65.60      (b)  $112.34    (b) $240.77
       Scudder Small Cap Growth                                    (a)  $72.49      (a)  $114.24      (a)  $163.43    (a) $253.08
                                                                   (b)  $22.49      (b)  $ 69.24      (b)  $118.43    (b) $253.08
       Scudder Small Cap Value                                     (a)  $73.40      (a)  $116.96      (a)  $167.98    (a) $262.21
                                                                   (b)  $23.40      (b)  $ 71.96      (b)  $122.98    (b) $262.21
------------------------------------------------------------------------------------------------------------------------------------

Explanation of Fee Table


1. The withdrawal charge is 5% of the purchase payments you withdraw. After MetLife Investors has had a purchase payment for 5 years, there is no charge by MetLife Investors for a withdrawal of that purchase payment. You may also have to pay income tax and a tax penalty on any money you take out. After the first year, you can take up to 10% of your total purchase payments each year without a charge from MetLife Investors.

2. MetLife Investors will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is for the Dollar Cost Averaging, Automatic Rebalancing or Approved Asset Allocation Programs.

3. During the accumulation phase, MetLife Investors will not charge the contract maintenance charge if the value of your contract is $50,000 or more, although, if you make a complete withdrawal, MetLife Investors will charge the contract maintenance charge.


4. Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

There is an accumulation unit value history (Condensed Financial Information) contained in Appendix A.


1.   THE ANNUITY CONTRACT

This Prospectus describes the Fixed and Variable Annuity Contract offered by MetLife Investors.

An annuity is a contract between you, the owner, and an insurance company (in this case MetLife Investors), where the insurance company promises to pay an income to you, in the form of annuity payments, beginning on a designated date that is at least 30 days in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase.

The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by MetLife Investors. MetLife Investors guarantees that the interest rate credited to the fixed account will not be less than 3% per year. If you select the fixed account, your money will be placed with the other general assets of MetLife Investors. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying MetLife Investors in writing. You and your spouse can be named joint owners. We have described more information on this under "Other Information."

2.   ANNUITY PAYMENTS (THE INCOME PHASE)

Annuity Date

Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month.

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one month after you buy the contract.


Annuity Payments

You will receive annuity payments during the income phase. In general, annuity payments must begin by the annuitant's 85th birthday or 10 years from the date the contract was issued, whichever is later (this requirement may differ slightly for special programs). The annuitant is the person whose life we look to when we make annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

o    fixed account,

o    the investment portfolio(s), or

o    a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the 3% assumed investment rate used in the annuity table for the contract, and

3)   the performance of the investment portfolios you selected.

If the actual performance exceeds the 3% assumed investment rate, your annuity payments will increase. Similarly, if the actual investment rate is less than 3%, your annuity payments will decrease.

Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment. In that case, MetLife Investors may provide your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $100 a month, MetLife Investors has the right to change the frequency of payments so that your annuity payments are at least $100.

Annuity Options

You can choose among income plans. We call those annuity options. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

You can choose one of the following annuity options or any other annuity option acceptable to MetLife Investors. After annuity payments begin, you cannot change the annuity option.

Option 1. Life Annuity. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments.

Option 2. Life Annuity With 5, 10 or 20 Years Guaranteed. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

Option 3. Joint and Last Survivor Annuity. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 662/3% or 50% of the amount that we would have paid if both were alive.

3.   PURCHASE

Purchase Payments

A purchase payment is the money you give us to invest in the contract. The minimum we will accept is $5,000 when the contract is purchased as a non-qualified contract. If you are purchasing the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000. The maximum we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more to either type of contract. MetLife Investors reserves the right to reject any purchase payment.


Allocation of Purchase Payments

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or one or more of the investment portfolios you have selected. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

Free Look

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or, in the state of California, within 30 days if you are 60 years or older when we issue the contract). When you cancel the contract within this time period, MetLife Investors will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. If you have purchased the contract as an IRA, we are required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required). If that is the case, we reserve the right to put your purchase payment in the Money Market Fund for 15 days before we allocate your first purchase payment to the investment portfolio(s) you have selected. In such case, we will refund the greater of purchase payments (less withdrawals) or contract value. Currently, MetLife Investors directly allocates your purchase payment to the investment portfolios and/or fixed account you select.

Accumulation Units

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.


Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the value of a portfolio at the end of the current business day by the value of a portfolio for the previous business day, and

2) multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.



When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

Example:

     On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the J.P. Morgan Quality Bond Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the J.P. Morgan Quality Bond Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the J.P. Morgan Quality Bond Portfolio.



4.   INVESTMENT OPTIONS

The contract offers ___ investment portfolios which are listed below. Currently, if you are not participating in an asset allocation program, you can only invest in 15 investment portfolios at any one time. Additional investment portfolios may be available in the future.

You should read the prospectuses for these funds carefully. Copies of these prospectuses will accompany or precede the delivery of your contract. You can obtain copies of the fund prospectuses by calling or writing to us at MetLife Investors Insurance Company of California, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366, (800) 343-8496. Certain portfolios contained in the fund prospectuses may not be available with your contract. (See Appendix B which contains a summary of investment objectives and strategies for each investment portfolio.)

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

A fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. A fund may not experience similar performance as its assets grow.

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with MetLife Investors. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

MetLife  Investors  may  enter  into  certain  arrangements  under  which  it is
reimbursed  by  the  investment   portfolios'   advisers,   distributors  and/or
affiliates for the administrative services which it provides to the portfolios.


AIM VARIABLE INSURANCE FUNDS

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Equity Fund
   AIM V.I. Value Fund


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   Premier Growth Portfolio (Class A)
   AllianceBernstein Real Estate Investment Portfolio (Class A)
   AllianceBernstein Value Portfolio (Class B)
   AllianceBernstein Small Cap Value Portfolio (Class B)


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

American Century Variable Portfolios, Inc. is a mutual fund with multiple portfolios. American Century Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   VP Income & Growth Fund
   VP International Fund
   VP Value Fund


DREYFUS STOCK INDEX FUND (INITIAL CLASS)

The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and provide day-to-day management of the Fund's investments.


DREYFUS VARIABLE INVESTMENT FUND (INITIAL CLASS)

Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. Fayez Sarofim & Co. serves as sub-investment adviser for the Appreciation Portfolio, and provides day-to-day management. The following portfolios are available under the contract:

   Dreyfus VIF - Appreciation Portfolio
   Dreyfus VIF - Disciplined Stock Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (SERVICE CLASS 2 SHARES)

Fidelity Variable Insurance Products Fund is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. Beginning January 1, 2001, FMR Co., Inc. became the sub-adviser for the fund. The following Service Class 2 portfolios are available under the contract:

    Equity-Income Portfolio
    Growth Portfolio
    High Income Portfolio


FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Most portfolios have two classes of shares: Class 1 and Class 2. Franklin Advisers, Inc. is the investment adviser for the Franklin Small Cap Fund; Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund; Templeton Investment Counsel, LLC is the investment adviser for the Templeton International Securities Fund and Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund. The following portfolios are available under the contract:

   Franklin Small Cap Fund (Class 1)
   Mutual Shares Securities Fund (Class 1)
   Templeton Developing Markets Securities Fund (Class 1)
   Templeton International Securities Fund (Class 1)

GENERAL AMERICAN CAPITAL COMPANY

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

   Money Market Fund



GOLDMAN SACHS VARIABLE INSURANCE TRUST

Goldman Sachs Variable Insurance Trust is a mutual fund with multiple portfolios. Goldman Sachs Asset Management is the investment adviser for the Goldman Sachs VIT Growth and Income Fund and the Goldman Sachs VIT Internet Tollkeeper Fund (SM) and Goldman Sachs Asset Management International is the investment adviser for the Goldman Sachs VIT International Equity Fund and the

Goldman Sachs VIT Global Income Fund. The following portfolios are available under the contract:

   Goldman Sachs VIT Growth and Income Fund
   Goldman Sachs VIT Internet Tollkeeper Fund (SM)
   Goldman Sachs VIT Global Income Fund
   Goldman Sachs VIT International Equity Fund

Goldman Sachs VIT Internet Tollkeeper Fund is a service mark of Goldman, Sachs & Co.


INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following portfolios are available under the contract:

   INVESCO VIF - Dynamics Fund
   INVESCO VIF - High Yield Fund



LIBERTY VARIABLE INVESTMENT TRUST

Liberty Variable Investment Trust is a business trust organized under the laws of Massachusetts and is registered with the Securities and Exchange Commission as an open-end management investment company with multiple portfolios. Liberty Advisory Services Corp. (LASC) is the investment manager to the Funds in the Trust. LASC has engaged Newport Fund Management, Inc. as sub-adviser to provide investment advice for the Newport Tiger Fund, Variable Series. The following portfolio is available under the contract:

   Newport Tiger Fund, Variable Series (Class A)


MET INVESTORS SERIES TRUST (CLASS A)

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory Corp. is the investment manager of Met Investors Series Trust. Met Investors Advisory Corp. has engaged sub-advisers to provide investment advice for the individual investment portfolios. Effective February 12, 2001, the portfolios of Cova Series Trust were reorganized into corresponding portfolios of Met Investors Series Trust (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). The Lord Abbett Growth Opportunities Portfolio commenced operations on February 12, 2001. The following portfolios are available under the contract:

                  J.P. Morgan Enhanced Index Portfolio
                  J.P. Morgan International Equity Portfolio
                  J.P. Morgan Quality Bond Portfolio
                  J.P. Morgan Select Equity Portfolio
                  J.P. Morgan Small Cap Stock Portfolio
                  Lord Abbett Bond Debenture Portfolio
                  Lord Abbett Developing Growth Portfolio
                  Lord Abbett Growth and Income Portfolio
                  Lord Abbett Growth Opportunities Portfolio
                  Lord Abbett Mid-Cap Value Portfolio


MFS VARIABLE INSURANCE TRUST (INITIAL CLASS)

MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


                  MFS Emerging Growth Series
                  MFS Global Governments Series
                  MFS Investors Trust Series
                     (prior to May 1, 2001, MFS Growth With Income Series)
                  MFS High Income Series
                  MFS Research Series
                  MFS New Discovery Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

                  Oppenheimer Bond Fund/VA
                  Oppenheimer High Income Fund/VA
                  Oppenheimer Capital Appreciation Fund/VA
                  Oppenheimer Main Street Growth & income Fund/VA
                  Oppenheimer Strategic Bond Fund/VA


PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The Administrative Class of the following portfolios is available under the contract:

                  PIMCO High Yield Bond Portfolio
                  PIMCO Low Duration Bond Portfolio
                  PIMCO StocksPLUS Growth and Income Portfolio
                  PIMCO Total Return Bond Portfolio

PUTNAM VARIABLE TRUST

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:

                  Putnam VT Growth and Income Fund - Class IA Shares
                  Putnam VT International Growth Fund - Class IA Shares Putnam VT International New Opportunities Fund -
                     Class IA Shares
                  Putnam VT New Value Fund - Class IA Shares
                  Putnam VT Vista Fund (a stock portfolio) - Class IA Shares

SCUDDER VARIABLE SERIES I (CLASS A) (formerly,  Scudder Variable Life Investment
Fund)

Scudder Variable Series I is a mutual fund with multiple portfolios. Zurich Scudder Investments, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:

                  International Portfolio


SCUDDER VARIABLE SERIES II (formerly, Kemper Variable Series)

Scudder Variable Series II is a mutual fund with multiple portfolios. Zurich Scudder Investments, Inc. is the investment adviser for the Scudder Government Securities Portfolio, the Scudder Small Cap Growth Portfolio and the Scudder Small Cap Value Portfolio. The following portfolios are available under the contract:

                  Scudder Government Securities Portfolio
                  Scudder Small Cap Growth Portfolio
                  Scudder Small Cap Value Portfolio



Transfers

You can transfer money among the fixed account and the investment portfolios. MetLife Investors has reserved the right during the year to terminate or modify the transfer provisions described below.

Telephone Transfers. You and/or your registered representative on your behalf, can make transfers by telephone. Telephone transfers will be automatically permitted unless you tell us otherwise. If you own the contract with a joint owner, unless MetLife Investors is instructed otherwise, MetLife Investors will accept instructions from either you or the other owner. MetLife Investors will use reasonable procedures to confirm that instructions given us by telephone are genuine. MetLife Investors may tape record telephone instructions.

Transfers during the Accumulation Phase. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The following apply to any transfer during the accumulation phase:

1. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

2.   Your request for transfer must clearly state how much the transfer is for.

3.   You cannot make any transfers within 7 calendar days of the annuity date.

Transfers during the Income Phase. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.

Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the Money Market Fund or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

MetLife Investors reserves the right to modify, terminate or suspend the Dollar Cost Averaging Program.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the Money Market Fund or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program. MetLife Investors will waive the minimum transfer amount and the minimum amount required to establish dollar cost averaging if you establish dollar cost averaging for 6 or 12 months at the time you buy the contract.

There is no additional charge for participating in the Dollar Cost Averaging Program. If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Automatic Rebalancing Program at the same time. MetLife Investors may, from time to time, offer other dollar cost averaging programs which may have terms different from those described above.


Automatic Rebalancing Program

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st day after the end of the period you selected.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

Example:

     Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the J. P. Morgan Quality Bond Portfolio and 60% to be in the J. P. Morgan Select Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the J. P. Morgan Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, MetLife Investors will sell some of your units in the J. P. Morgan Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the J. P. Morgan Select Equity Portfolio to increase those holdings to 60%.


Approved Asset Allocation Programs

MetLife Investors recognizes the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment options available under the contracts. Certain providers of these types of services have agreed to provide such services to owners in accordance with MetLife Investors' administrative rules regarding such programs.

MetLife Investors has made no independent investigation of these programs. MetLife Investors has only established that these programs are compatible with our administrative systems and rules. Approved asset allocation programs are only available during the accumulation phase. Currently, MetLife Investors does not charge for participating in an approved asset allocation program. Even though MetLife Investors permits the use of approved asset allocation programs, the contract was not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the investment portfolios, and when MetLife Investors becomes aware of such disruptive practices, it may modify the transfer provisions of the contract.

If you participate in an Approved Asset Allocation Program, the transfers made under the program are not taken into account in determining any transfer fee.

Voting Rights

MetLife Investors is the legal owner of the investment portfolio shares. However, MetLife Investors believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should MetLife Investors determine that it is no longer required to comply with the above, it will vote the shares in its own right.


Substitution

We may be required to substitute one or more of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this.


5.   EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:


Insurance Charges


Each day, MetLife Investors makes a deduction for its insurance charges. MetLife Investors does this as part of its calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts:

1)   the mortality and expense risk premium, and

2)   the administrative expense charge.

Mortality and Expense Risk Premium. This charge is equal, on an annual basis, to 1.25% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge is for all the insurance benefits e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then MetLife Investors will bear the loss. MetLife Investors does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. MetLife Investors may use any profits it makes from this charge to pay for the costs of distributing the contract.

Administrative Expense Charge. This charge is equal, on an annual basis, to .15% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge, together with the contract maintenance charge (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. MetLife Investors does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, MetLife Investors will bear the loss.


Contract Maintenance Charge

During the accumulation phase, every year on the anniversary of the date when your contract was issued, MetLife Investors deducts $30 from your contract as a contract maintenance charge. This charge is for administrative expenses (see above). This charge cannot be increased.

MetLife Investors will not deduct this charge during the accumulation phase if, when the deduction is to be made, the value of your contract is $50,000 or more. MetLife Investors may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. A pro rata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.


Withdrawal Charge

During the accumulation phase, you can make withdrawals from your contract. MetLife Investors keeps track of each purchase payment. Once a year after the first year (and once a year during the first year for purposes of payment of charitable remainder trust administration fees), you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal the value of your contract is $5,000 or more. Withdrawals for purposes of payment of charitable remainder trust administration fees are included in the 10% free withdrawal amount. Otherwise, the charge is 5% of each purchase payment you take out unless the purchase payment was made more than 5 years ago. After MetLife Investors has had a purchase payment for 5 years, there is no charge when you withdraw that purchase payment. MetLife Investors does not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. The withdrawal order for calculating the withdrawal charge is shown below.

o    10% of purchase payments free.

o Remaining purchase payments that are over 5 years old and not subject to a withdrawal charge.

o    Earnings in the contract free.

o Remaining purchase payments that are less than 5 years old and are subject to a withdrawal charge.

For purposes of calculating the withdrawal charge, slightly different rules may apply to Section 1035 exchanges.

When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.

     MetLife Investors does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

NOTE: For tax purposes, earnings are considered to come out first.

Reduction or Elimination of the Withdrawal Charge

General

MetLife Investors may reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with MetLife Investors. MetLife Investors may not deduct a withdrawal charge under a contract issued to an officer, director or employee of MetLife Investors or any of its affiliates.

Nursing Home Waiver

After you have owned the contract for one year, if you, or your joint owner, becomes confined to a nursing home or hospital for at least 90 consecutive days under a doctor's care and you need part or all of the money from your contract, MetLife Investors will not impose a withdrawal charge. You or your joint owner cannot have been so confined when you purchased your contract if you want to take advantage of this provision (confinement must begin after the first contract anniversary). This is called the Nursing Home Waiver.


Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. MetLife Investors is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is MetLife Investors' current practice to not charge anyone for these taxes until annuity payments begin. MetLife Investors may some time in the future discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 4%, depending on the state.

Transfer Fee

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred whichever is less.

If the transfer is part of the Dollar Cost Averaging Program, the Automatic Rebalancing Program or an Approved Asset Allocation Program, it will not count in determining the transfer fee.

Income Taxes

MetLife Investors will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, it is not making any such deductions.


Investment Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and in the fund prospectuses. These deductions and expenses are not charges under the terms of the contract but are represented in the share values of the investment options.

6.   TAXES

NOTE: MetLife Investors has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. MetLife Investors has included an additional discussion regarding taxes in the Statement of Additional Information.


Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs -- usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract -- qualified or non-qualified (see following sections).

You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.


Qualified and Non-Qualified Contracts

If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans.

A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.


Withdrawals - Non-Qualified Contracts

If you make a withdrawal from your non-qualified contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)  paid on or after the taxpayer reaches age 59 1/2;

(2)  paid after you die;

(3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

(5)  paid under an immediate annuity; or

(6)  which come from purchase payments made prior to August 14, 1982.


Withdrawals - Qualified Contracts

If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)  paid on or after you reach age 59 1/2;

(2)  paid after you die;

(3)  paid if you become totally disabled (as that term is defined in the Code);

(4) paid to you after leaving your employment in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;

(5) paid to you after you have attained age 55 and you have left your employment;

(6)  paid for certain allowable medical expenses (as defined in the Code);

(7)  paid pursuant to a qualified domestic relations order;

(8)  paid on account of an IRS levy upon the qualified contract;

(9)  paid from an IRA for medical insurance (as defined in the Code);

(10) paid from an IRA for qualified higher education expenses; or

(11) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

The exceptions in (5) and (7) above do not apply to IRAs. The exception in (4) above applies to IRAs but without the requirement of leaving employment.

We have provided a more complete discussion in the Statement of Additional Information.

Withdrawals - Tax-Sheltered Annuities

The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement by owners from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

(1)  reaches age 59 1/2;
(2)  leaves his/her job;
(3)  dies;
(4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship.

However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.


Taxation of Death Benefits

Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or annuity payments. Estate taxes may also apply.

If death benefit endorsements are to be used with a qualified contract, such death benefits may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provision of such benefits could result in currently taxable income to the owners of the qualified contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or contract value. The contract offers death benefits which may exceed the greater of purchase payments or contract value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.



Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. MetLife Investors believes that the investment portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not MetLife Investors would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the shares of the investment portfolios.

Due to the uncertainty in this area, MetLife Investors reserves the right to modify the contract in an attempt to maintain favorable tax treatment.



7.   ACCESS TO YOUR MONEY

You can have access to the money in your contract:

(1)  by making a withdrawal (either a partial or a complete withdrawal);

(2)  by electing to receive annuity payments; or

(3)  when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

When you make a complete withdrawal you will receive the withdrawal value of the contract. The withdrawal value of the contract is the value of the contract at the end of the business day when MetLife Investors receives a written request for a withdrawal:

o less any applicable  withdrawal charge,
o less any premium tax, and
o less any contract maintenance charge.

Unless you instruct MetLife Investors otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500. MetLife Investors requires that after a partial withdrawal is made you keep at least $500 in any selected investment portfolio.

There are limits to the amount you can withdraw from a qualified plan referred to as a 403(b) plan. For a more complete explanation see "Taxes" and the discussion in the Statement of Additional Information.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

Systematic Withdrawal Program

You may use the Systematic Withdrawal Program. This program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be made for these payments. MetLife Investors does not have any charge for this program, but reserves the right to charge in the future. If you use this program, you may not also make a single 10% free withdrawal. For a discussion of the withdrawal charge and the 10% free withdrawal, see "Expenses."

Income taxes, tax penalties and certain restrictions may apply to Systematic Withdrawals.

Suspension of Payments or Transfers

MetLife   Investors  may  be  required  to  suspend  or  postpone  payments  for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or MetLife Investors cannot reasonably value the shares of the investment portfolios;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

MetLife Investors has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

8.   PERFORMANCE

MetLife Investors periodically advertises performance of the various investment portfolios. MetLife Investors will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the investment portfolio expenses. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charge, withdrawal charges and the investment portfolio expenses. For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account. In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

MetLife Investors may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix C contains performance information that you may find informative. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and results shown are not necessarily representative of future results.

9.   DEATH BENEFIT

Upon Your Death

If you die before annuity payments begin, MetLife Investors will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary.

The death benefit is described below. The amount of death benefit depends on how old you or your joint owner is. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.

DEATH BENEFIT:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any contract anniversary while the owner, or a joint owner is living, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any prior contract anniversary on or before your or your joint owner's 80th birthday, plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

Payment under an annuity option may only be elected during the 60 day period beginning with the date MetLife Investors receives proof of death. If MetLife Investors does not receive an election during such time, it will make a single sum payment to the beneficiary at the end of the 60 day period.


Death of Annuitant

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.


10.  OTHER INFORMATION


MetLife Investors

MetLife Investors Insurance Company of California (" MetLife Investors") was originally incorporated on September 6, 1972 as Industrial Indemnity Life Insurance Company, a California corporation and changed its name to Xerox Financial Life Insurance Company in 1986. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased MetLife Investors which on that date changed its name to Cova Financial Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of MetLife Investors Insurance Company (formerly "Cova Financial Services Life Insurance Company"), the parent company of MetLife Investors Insurance Company of California. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to MetLife Investors Insurance Company of California on February 12, 2001. In certain states the new name may not yet be approved. In those states, we will continue to use Cova Financial Life Insurance Company until our new name is approved.

MetLife Investors Insurance Company of California is presently licensed to do business in the state of California.

The Separate Account

MetLife Investors established a separate account, MetLife Investors Variable Annuity Account Five (formerly, Cova Variable Annuity Account Five) (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors adopted a resolution to establish the Separate Account under California insurance law on March 24, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.



Distributor


MetLife Investors Distribution Company, 610 Newport Center Drive, Suite 1400, Newport Beach, California 92660 acts as the distributor of the contracts. MetLife Investors Distribution Company is our affiliate. Prior to May 1, 2001, MetLife Investors Sales Company (formerly Cova Life Sales Company) was the distributor of the contracts.


Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions up to 5.63% of purchase payments but, under certain circumstances, may be paid up to 6.0%. Sometimes, MetLife
Investors enters into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses, in addition to the standard commissions.

Ownership

Owner. You, as the owner of the contract, have all the interest and rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner (this may be a taxable event). The beneficiary becomes the owner when a death benefit is payable. When this occurs, some ownership rights may be limited.

Joint Owner. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner. Upon the death of either joint owner, the surviving spouse will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

Assignment

You can assign the contract at any time during your lifetime. MetLife Investors will not be bound by the assignment until it receives the written notice of the assignment. MetLife Investors will not be liable for any payment or other action it takes in accordance with the contract before it receives notice of the assignment. An assignment may be a taxable event.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

Financial Statements

The financial statements of MetLife Investors and the financial statements of the Separate Account have been included in the Statement of Additional Information.

Table of Contents of the
Statement of Additional Information
     Company
     Experts
     Custodian
     Legal Opinions
     Distribution
     Calculation of Performance Information
     Federal Tax Status
     Annuity Provisions
     Financial Statements

APPENDIX A
Condensed Financial Information

Accumulation Unit Value History

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.


                                                     Year or Period  Year or Period Year or Period   Year or Period  Year or Period
                                                     Ended 12/31/00  Ended 12/31/99 Ended 12/31/98   Ended 12/31/97  Ended 12/31/96
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Sub-Account
     Beginning of Period                                  $16.83        $11.80          $10.00              *               *
     End of Period                                        $14.78         16.83           11.80
     Number of Accum. Units Outstanding                   217,297        63,264          5,570
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Equity Sub-Account
     Beginning of Period                                  $17.46       $11.42          $10.00              *               *
     End of Period                                        $12.67        17.46           11.42
     Number of Accum. Units Outstanding                   47,794        19,322          15,257
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Value Sub-Account
     Beginning of Period                                  $16.75        $13.08         $10.00              *               *
     End of Period                                        $14.10         16.75         $13.08
     Number of Accum. Units Outstanding                   388,155       158,759         2,865
------------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc.

Premier Growth Sub-Account (Class A)
     Beginning of Period                                  $19.08        $14.62         $10.00              *               *
     End of Period                                        $15.69         19.08          14.62
     Number of Accum. Units Outstanding                   243,239       130,836        62,869
------------------------------------------------------------------------------------------------------------------------------------

AllianceBernstein Real Estate Investment Sub-Account (Class A)
     Beginning of Period                                   $7.49         $8.00         $10.00              *               *
     End of Period                                         $9.35          7.49           8.00
     Number of Accum. Units Outstanding                    55,762        29,380         22,077
------------------------------------------------------------------------------------------------------------------------------------



Accumulation Unit Value History (continued)


                                                      Year or Period Year or Period Year or Period   Year or Period  Year or Period
                                                      Ended 12/31/00 Ended 12/31/99 Ended 12/31/98   Ended 12/31/97  Ended 12/31/96
------------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.

VP Income & Growth Sub-Account
     Beginning of Period                                   $10.32              $10.00            *                *               *
     End of Period                                         $9.10                10.32
     Number of Accum. Units Outstanding                    42,799               1,017
------------------------------------------------------------------------------------------------------------------------------------
VP International Sub-Account
     Beginning of Period                                   $12.52              $10.00            *                *               *
     End of Period                                         $10.29               12.52
     Number of Accum. Units Outstanding                    7,256                10
------------------------------------------------------------------------------------------------------------------------------------
VP Value Sub-Account
     Beginning of Period                                   $9.59               $10.00            *                *               *
     End of Period                                         $11.17               9.59
     Number of Accum. Units Outstanding                    20,458               546
------------------------------------------------------------------------------------------------------------------------------------
Cova Series Trust(1)

Bond Debenture Sub-Account
     Beginning of Period                                   $13.77              $13.50         $12.88           $11.30         $10.15
     End of Period                                         $13.68               13.77          13.50            12.88          11.30
     Number of Accum. Units Outstanding                    846,521              859,300        681,676          347,400       39,545
------------------------------------------------------------------------------------------------------------------------------------
Developing Growth Sub-Account
     Beginning of Period                                   $14.45              $11.07         $10.53           $10.83             *
     End of Period                                         $11.57               14.45          11.07            10.53
     Number of Accum. Units Outstanding                    210,893              130,053        70,926            6,039
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Research Sub-Account
     Beginning of Period                                   $14.64              $11.83         $10.76              *               *
     End of Period                                         $16.25               14.64          11.83
     Number of Accum. Units Outstanding                    173,756              142,370        49,894
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Sub-Account

     Beginning of Period                                   $39.46              $35.90            *                *               *
     End of Period                                         $44.62               39.46
     Number of Accum. Units Outstanding                    1,257,696           1,241,056
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Sub-Account
     Beginning of Period                                  $10.88               $10.44         $10.47           $10.05             *
     End of Period                                        $16.40                10.88          10.44            10.47


     Number of Accum. Units Outstanding                   205,339               132,159        85,457            8,510
------------------------------------------------------------------------------------------------------------------------------------


Accumulation Unit Value History (continued)


                                                      Year or Period Year or Period Year or Period   Year or Period  Year or Period
                                                      Ended 12/31/00 Ended 12/31/99 Ended 12/31/98   Ended 12/31/97  Ended 12/31/96
------------------------------------------------------------------------------------------------------------------------------------
Cova Series Trust (continued)

International Equity Sub-Account
     Beginning of Period                                  $16.33               $12.89         $11.46           $10.97        $10.10
     End of Period                                        $13.41                16.33          12.89            11.46         10.97
     Number of Accum. Units Outstanding                   875,028               838,996        779,375          554,105     124,032
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Stock Sub-Account
     Beginning of Period                                  $22.55               $19.43         $14.89           $11.34        $10.16
     End of Period                                        $19.66                22.55          19.43            14.89         11.34
     Number of Accum. Units Outstanding                   1,621,909             1,531,957      1,132,390         686,677    126,231
------------------------------------------------------------------------------------------------------------------------------------
Quality Bond Sub-Account
     Beginning of Period                                  $11.57               $11.91         $11.16           $10.37         $9.95
     End of Period                                        $12.71                11.57          11.91            11.16         10.37
     Number of Accum. Units Outstanding                   574,866               629,401        501,045          234,643      64,534
------------------------------------------------------------------------------------------------------------------------------------
Select Equity Sub-Account
     Beginning of Period                                  $18.38               $16.99         $14.05           $10.84        $10.15
     End of Period                                        $17.00                18.38          16.99            14.05         10.84
     Number of Accum. Units Outstanding                   1,213,970             1,237,436      1,052,797         700,550    185,509
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Stock Sub-Account
     Beginning of Period                                  $17.93               $12.58         $13.49           $11.31        $10.91
     End of Period                                        $15.82                17.93          12.58            13.49         11.31
     Number of Accum. Units Outstanding                   665,868               632,695        663,925          487,580     113,118
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund (Initial Class)

Dreyfus Stock Index Fund Sub-Account
     Beginning of Period                                  $10.34               $10.00            *                *               *
     End of Period                                        $9.26                10.34
     Number of Accum. Units Outstanding                   21,547                 10
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund (Initial Class)



Dreyfus VIF - Appreciation Sub-Account
     Beginning of Period                                  $10.13               $10.00            *                *               *
     End of Period                                        $9.93                10.13
     Number of Accum. Units Outstanding                   27,606                 10
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus VIF - Disciplined Stock Sub-Account
     Beginning of Period                                  $10.31               $10.00            *                *               *
     End of Period                                        $9.25                10.31
     Number of Accum. Units Outstanding                   4,460                 10
------------------------------------------------------------------------------------------------------------------------------------


Accumulation Unit Value History (continued)


                                                      Year or Period Year or Period Year or Period   Year or Period  Year or Period
                                                      Ended 12/31/00 Ended 12/31/99 Ended 12/31/98   Ended 12/31/97  Ended 12/31/96
-------------------------------------------------------------------------------------------------------------------
Franklin  Templeton Variable Insurance Products Trust,
     Class 1 Shares
Franklin Small Cap Sub-Account

     Beginning of Period                                  $17.72                $10.00            *                *               *
     End of Period                                        $14.61                17.72
     Number of Accum. Units Outstanding                   57,662                7,226
-------------------------------------------------------------------------------------------------------------------


Mutual Shares Securities Sub-Account
     Beginning of Period                                  $10.43                $9.65          $8.64              *               *
     End of Period                                        $11.61                10.43          9.65
     Number of Accum. Units Outstanding                   33,778                9,448           944
-------------------------------------------------------------------------------------------------------------------


Templeton Developing Markets Securities Sub-Account
     Beginning of Period                                  $11.48                $7.56          $5.65              *               *
     End of Period                                        $7.72                  11.48          7.56
     Number of Accum. Units Outstanding                   43,226                 13,256          7,033
-------------------------------------------------------------------------------------------------------------------


Templeton International Securities Sub-Account
     Beginning of Period                                  $11.16                $9.15          $7.89              *               *
     End of Period                                        $10.76                11.16          9.15
     Number of Accum. Units Outstanding                   83,612                50,837          6,626
-------------------------------------------------------------------------------------------------------------------

General American Capital Company

Money Market Sub-Account





     Beginning of Period                                  $11.53               $11.11         $10.67           $10.63             *
     End of Period                                        $12.10                11.53          11.11            10.67
     Number of Accum. Units Outstanding                   172,790               157,984        129,569          14,091
-------------------------------------------------------------------------------------------------------------------


Accumulation Unit Value History (continued)


                                                   Year or Period    Year or Period Year or Period   Year or Period  Year or Period
                                                   Ended 12/31/00    Ended 12/31/99 Ended 12/31/98   Ended 12/31/97  Ended 12/31/96
-------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust

Goldman Sachs VIT Growth and Income Sub-Account
     Beginning of Period                                  $10.30               $9.91         $11.21              *               *
     End of Period                                        $9.68                 10.30          9.91
     Number of Accum. Units Outstanding                   38,472                27,398         13,107
-------------------------------------------------------------------------------------------------------------------


Goldman Sachs VIT Global Income Sub-Account
     Beginning of Period                                  $10.56               $10.82         $10.15              *               *
     End of Period                                        $11.35                10.56          10.82
     Number of Accum. Units Outstanding                   4,803                 3,165          3,002
-------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT International Equity Sub-Account
     Beginning of Period                                  $14.84               $11.42         $11.20              *               *
     End of Period                                        $12.71                14.84          11.42
     Number of Accum. Units Outstanding                   28,504                27,069         15,859
-------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.

INVESCO VIF - Dynamics Sub-Account
     Beginning of Period                                  $11.15               $10.00            *                *               *
     End of Period                                        $10.61                11.15
     Number of Accum. Units Outstanding                   27,344                1,951
-------------------------------------------------------------------------------------------------------------------

INVESCO VIF - High Yield Sub-Account
     Beginning of Period                                  $10.12               $10.00            *                *               *
     End of Period                                        $8.81                 10.12
     Number of Accum. Units Outstanding                   8,718                 996
-------------------------------------------------------------------------------------------------------------------


Accumulation Unit Value History (continued)




                                                     Year or Period  Year or Period Year or Period   Year or Period  Year or Period
                                                     Ended 12/31/00  Ended 12/31/99 Ended 12/31/98   Ended 12/31/97  Ended 12/31/96
-------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust

Newport Tiger Fund, Variable Sub-Account (Class A)
     Beginning of Period                                 $15.40                 $9.28         $10.00              *               *
     End of Period                                       $12.81                 15.40          9.28
     Number of Accum. Units Outstanding                  7,171                  2,639          2,397
-------------------------------------------------------------------------------------------------------------------




Accumulation Unit Value History (continued)
                                                    Year or Period   Year or Period Year or Period   Year or Period  Year or Period
                                                    Ended 12/31/00   Ended 12/31/99 Ended 12/31/98   Ended 12/31/97  Ended 12/31/96
-------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust (Initial Class)

MFS Emerging Growth Sub-Account
     Beginning of Period                                 $23.08                $13.24         $10.00              *               *
     End of Period                                       $18.30                 23.08          13.24
     Number of Accum. Units Outstanding                  93,844                 62,562         47,710
-------------------------------------------------------------------------------------------------------------------

MFS Global Governments Sub-Account
     Beginning of Period                                 $10.25                $10.66         $10.00              *               *
     End of Period                                       $10.61                 10.25          10.66
     Number of Accum. Units Outstanding                  1,396                  1,050           385
-------------------------------------------------------------------------------------------------------------------

MFS Investors Trust Sub-Account (formerly,
   MFS Growth With Income Sub-Account)
     Beginning of Period                                 $12.70                $12.08         $10.00              *               *
     End of Period                                       $12.51                 12.70          12.08
     Number of Accum. Units Outstanding                  149,611                112,973        64,791
-------------------------------------------------------------------------------------------------------------------

MFS High Income Sub-Account
     Beginning of Period                                 $10.35                 $9.86         $10.00              *               *
     End of Period                                       $9.53                  10.35          9.86
     Number of Accum. Units Outstanding                  29,111                 21,540         13,080
-------------------------------------------------------------------------------------------------------------------

MFS Research Sub-Account
     Beginning of Period                                 $14.90                $12.18         $10.00              *               *
     End of Period                                       $13.98                 14.90          12.18
     Number of Accum. Units Outstanding                  91,630                 62,149         25,994
-------------------------------------------------------------------------------------------------------------------





MFS New Discovery Sub-Account
     Beginning of Period                                 $10.00                     *            *                *               *
     End of Period                                       $ 8.61
     Number of Accum. Units Outstanding                     885
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds


Oppenheimer Bond Fund/VA Sub-Account
     Beginning of Period                                $10.25                 $10.55         $10.00               *               *
     End of Period                                      $10.72                 10.25          10.55
     Number of Accum. Units Outstanding                 81,606                 71,773         46,377


Oppenheimer Capital Appreciation Fund/VA Sub-Account
     Beginning of Period                               $17.10                 $12.24         $10.00               *                *
     End of Period                                     $16.83                  17.10          12.24
     Number of Accum. Units Outstanding                30,729                  15,979          5,037


Oppenheimer High Income Fund/VA Sub-Account
     Beginning of Period                               $10.19                  $9.91         $10.00               *                *
     End of Period                                     $9.67                   10.19           9.91
     Number of Accum. Units Outstanding                32,733                  25,621         10,533


Oppenheimer Main Street Growth & Income Fund/VA Sub-Account
     Beginning of Period                              $12.41                  $10.34         $10.00               *                *
     End of Period                                    $11.16                   12.41          10.34
     Number of Accum. Units Outstanding               54,516                   34,600         14,882


Oppenheimer Strategic Bond Fund/VA Sub-Account
     Beginning of Period                              $10.31                   $10.16         $10.00               *              *
     End of Period                                    $10.43                    10.31          10.16
     Number of Accum. Units Outstanding                11,203                   7,503          2,684
- ----------------------------------------------------------------------------------------------------------------------------------


PIMCO Variable Insurance Trust (Administrative Class)

PIMCO High Yield Bond Sub-Account
     Beginning of Period                              $10.08                   $10.00            *                *               *
     End of Period                                    $9.86                    10.08
     Number of Accum. Units Outstanding               116                      10
-------------------------------------------------------------------------------------------------------------------

PIMCO Low Duration Bond Sub-Account
     Beginning of Period                              $9.97                   $10.00            *                *               *
     End of Period                                    $10.69                   9.97
     Number of Accum. Units Outstanding               108                     10
-------------------------------------------------------------------------------------------------------------------





PIMCO StocksPLUS Growth and Income Sub-Account
     Beginning of Period                              $10.31                   $10.00            *                *               *
     End of Period                                    $9.28                    10.31
     Number of Accum. Units Outstanding               10                       10
-------------------------------------------------------------------------------------------------------------------

PIMCO Total Return Bond Sub-Account
     Beginning of Period                              $9.90                   $10.00            *                *               *
     End of Period                                    10.75                    9.90
     Number of Accum. Units Outstanding               12,364                   1,525
-------------------------------------------------------------------------------------------------------------------



Accumulation Unit Value History (continued)

                                                      Year or Period  Year or Period Year or Period   Year or Period  Year or Period
                                                      Ended 12/31/00 Ended 12/31/99 Ended 12/31/98   Ended 12/31/97  Ended 12/31/96
-------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust (Class IA Shares)

Putnam VT Growth and Income Sub-Account
     Beginning of Period                              $11.42                   $11.40         $10.00              *               *
     End of Period                                    $12.18                    11.42          11.40
     Number of Accum. Units Outstanding               169,137                   131,527        80,114
-------------------------------------------------------------------------------------------------------------------

Putnam VT International Growth Sub-Account
     Beginning of Period                              $18.52                   $11.73         $10.00              *               *
     End of Period                                    $16.54                    18.52          11.73
     Number of Accum. Units Outstanding               123,371                   81,982         56,566
-------------------------------------------------------------------------------------------------------------------

Putnam VT International New Opportunities Sub-Account
     Beginning of Period                              $22.86                   $11.42         $10.00              *               *
     End of Period                                    $13.85                    22.86          11.42
     Number of Accum. Units Outstanding               22,503                    8,721          4,783

Putnam VT New Value Sub-Account
     Beginning of Period                              $10.38                   $10.50         $10.00              *               *
     End of Period                                    $12.54                    10.38          10.50
     Number of Accum. Units Outstanding               5,920                    2,342          2,202
-------------------------------------------------------------------------------------------------------------------

Putnam VT Vista Sub-Account
     Beginning of Period                              $17.80                   $11.80         $10.00              *               *
     End of Period                                    $16.85                    17.80          11.80
     Number of Accum. Units Outstanding               46,645                   17,707          6,799
-------------------------------------------------------------------------------------------------------------------

Scudder Variable Series I (Class A) (formerly,
   Scudder Variable Life Investment Fund)





International Sub-Account
     Beginning of Period                              $11.64                   $10.00            *                *               *
     End of Period                                    $8.98                    11.64
     Number of Accum. Units Outstanding               16,238                     624
-------------------------------------------------------------------------------------------------------------------
Scudder Variable Series II (formerly, Kemper
   Variable Series)

Scudder Government Securities Sub-Account
     Beginning of Period                                 $10.56                $10.63         $10.00              *               *
     End of Period                                       $11.55                 10.56          10.63
     Number of Accum. Units Outstanding                  23,467                 20,807          2,519
-------------------------------------------------------------------------------------------------------------------

Scudder Small Cap Growth Sub-Account
     Beginning of Period                                 $15.51                $11.69         $10.00              *               *
     End of Period                                       $13.65                 15.51          11.69
     Number of Accum. Units Outstanding                  16,931                 8,195          3,829
-------------------------------------------------------------------------------------------------------------------

Scudder Small Cap Value Sub-Account
     Beginning of Period                                 $8.89                 $8.77         $10.00              *               *
     End of Period                                       $9.12                  8.89           8.77
     Number of Accum. Units Outstanding                  35,016                 27,733         16,641
-------------------------------------------------------------------------------------------------------------------


* The accumulation unit values shown above for the beginning of the period for the Select Equity, Small Cap Stock, Large Cap Stock, International Equity, Quality Bond, Bond Debenture, Developing Growth, Mid-Cap Value and Large Cap Research Portfolios reflect the dates these investment portfolios were first offered for sale to the public which were as follows: May 15, 1996 for the Select Equity and Small Cap Stock Portfolios; May 16, 1996 for the Large Cap Stock Portfolio; May 14, 1996 for the International Equity Portfolio; May 20, 1996 for the Quality Bond and Bond Debenture Portfolios; November 7, 1997 for the Developing Growth and Mid-Cap Value Portfolios; and February 17, 1998 for the Large Cap Research Portfolio. The Lord Abbett Growth and Income Portfolio commenced regular investment operations on January 8, 1999. Separate Account inception dates in the other investment portfolios are as follows: AIM Variable Insurance Funds, Alliance Variable Products Series Fund, Inc., Kemper Variable
Series, Liberty Variable Investment Trust, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds and Putnam Variable Trust -- December 31, 1997(except September 1, 2000 for MFS New Discovery Series); General American Capital Company -- December 4, 1997; Goldman Sachs Variable Insurance Trust -- March 31, 1998; and Franklin Templeton Variable Insurance Products Trust -- September 21, 1998 (except March 1, 1999 for the Franklin Small Cap Fund); American Century Variable Portfolios Inc., Dreyfus Stock Index Fund, Dreyfus
Variable Investment Fund, INVESCO Variable Investment Funds, Inc., Scudder Variable Life Investment Fund and PIMCO Variable Insurance Trust -- November 19,
1999).

(1) Effective February 12, 2001, the portfolios of Cova Series Trust were reorganized into corresponding portfolios of Met Investors Series Trust (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust).


APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

Below are the investment objectives and strategies of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


AIM VARIABLE INSURANCE FUNDS:

AIM Variable Insurance Funds is a mutual fund with multiple portfolios.

A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:


AIM V.I. Capital Appreciation Fund

Investment  Objective:  The  Fund's  investment  objective is growth of capital.


AIM V.I. International Equity Fund

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital.


AIM V.I. Value Fund

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital.


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:

Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:

Premier Growth Portfolio

Investment Objective: The Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Normally, the Portfolio invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets.


AllianceBernstein Real Estate Investment Portfolio

Investment Objective: The Portfolio's investment objective is total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.


AllianceBernstein Value Portfolio

Investment Objective: The Portfolio's investment objective is growth of capital by investing primarily in a diversified portfolio of equity securities of companies with relatively large market capitalizations that Alliance believes are undervalued.


AllianceBernstein Small Cap Value Portfolio

Investment Objective: The Portfolio's investment objective is growth of capital by investing primarily in a diversified portfolio of equity securities of companies with small market capitalizations.


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:

American Century Variable Portfolios, Inc. is a mutual fund with multiple portfolios. American Century Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:


VP Income & Growth Fund

Investment Objective: The Fund seeks dividend growth, current income and capital appreciation by investing in common stocks.


VP International Fund

Investment   Objective:   The  Fund  seeks   capital   growth  by  investing  in
internationally diversified stocks.


VP Value Fund

Investment Objective: The Fund seeks long-term capital growth by investing primarily in common stocks. Income is a secondary objective.

DREYFUS STOCK INDEX FUND (INITIAL CLASS):

The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and provide day-to-day management of the Fund's investments.

Investment Objective: The Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the Fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.


DREYFUS VARIABLE INVESTMENT FUND (INITIAL CLASS):

The Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. Fayez Sarofim & Co. serves as sub-investment adviser to the Appreciation Portfolio, and provides day-to-day management. The following portfolios are available under the contract:


Appreciation Portfolio

Investment Objective: The Portfolio seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals, the Portfolio invests in common stocks focusing on "blue chip" companies with total market values of more than $5 billion at the time of purchase. These established companies have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth.


Disciplined Stock Portfolio

Investment Objective: The Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index (S&P 500). To pursue this goal, the Portfolio invests in a blended portfolio of growth and value stocks chosen through a disciplined investment process. Consistency of returns and stability of the Portfolio's share price compared to the S&P 500 are primary goals of the process.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Fidelity Variable Insurance Products Fund is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. Beginning January 1, 2001, FMR Co., Inc. became the sub-adviser for the fund. The following Service Class 2 portfolios are available under the contract:

High Income Portfolio

Investment Objective: The High Income Portfolio seeks a high level of current income while also considering growth of capital.

Growth Portfolio

Investment   Objective:   The  Growth   Portfolio   seeks  to  achieve   capital
appreciation.

Equity-Income Portfolio

Investment Objective: The Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Most portfolios issue two classes of shares: Class 1 and Class 2. Franklin Advisers, Inc. is the investment adviser for the Franklin Small Cap Fund, Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund, Templeton Investment Counsel, LLC is the
investment adviser for the Templeton International Securities Fund, and Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund. The following portfolios are available under the contract:


Franklin Small Cap Fund

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of U.S. small capitalization (small cap) growth companies.

Templeton Developing Markets Securities Fund

Investment Objective: The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in emerging market equity securities. Emerging market equity securities generally include equity securities that trade in emerging markets or are issued by companies that derive significant revenue from goods, services or sales produced, or that have their principal activities or significant assets in emerging market countries.

Templeton International Securities Fund

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of companies located outside the U.S., including those in emerging markets.


Mutual  Shares  Securities  Fund

Investment Objective and Principal Investments: The Fund's principal goal is capital appreciation. Its secondary goal is income. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).


GENERAL AMERICAN CAPITAL COMPANY:

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:


Money Market Fund

Investment Objective: The Money Market Fund's investment objective is to provide investors with current income while preserving capital and maintaining liquidity. The Fund seeks to achieve this objective by investing primarily in high-quality, short-term money market instruments. The Fund purchases securities that meet the quality, maturity, and diversification requirements applicable to money market funds.


GOLDMAN SACHS VARIABLE INSURANCE TRUST:

Goldman Sachs Variable Insurance Trust is a mutual fund with multiple portfolios. Goldman Sachs Asset Management, a unit of the Investment Management Division of Goldman, Sachs & Co., is the investment adviser for the Goldman Sachs VIT Growth and Income Fund and Goldman Sachs VIT Internet Tollkeeper Fund and Goldman Sachs Asset Management International is the investment adviser for the Goldman Sachs VIT International Equity Fund and the Goldman Sachs VIT Global Income Fund. The following portfolios are available under the contract:

Goldman Sachs VIT Growth and Income Fund

Investment Objective: The Fund seeks long-term growth of capital and growth of income. The Fund seeks this objective by investing in large capitalization U.S. stocks that are believed to have favorable prospects for capital appreciation and/or dividend paying ability.

Goldman Sachs VIT Internet Tollkeeper Fund (SM)

Investment Objective: The Fund seeks long-term growth of capital by investing, under normal circumstances, at least 90% of its total assets in equity securities and at least 65% of its total assets in equity securities of
"Internet Tollkeeper" companies, which are companies in the media, telecommunications, technology and Internet sectors which provide access, infrastructure, content and services to Internet companies and Internet users.

Goldman Sachs VIT Global Income Fund

Investment Objective: The Fund seeks a high total return, emphasizing current income, and, to a lesser extent, providing opportunities for capital appreciation. The Fund invests primarily in a portfolio of high quality fixed-income securities of U.S. and foreign issuers and enters into transactions in foreign currencies.


Goldman Sachs VIT International Equity Fund

Investment Objective: The Fund seeks long-term capital appreciation by investing under normal circumstances, substantially all, and at least 65% of its total assets in equity securities of companies organized outside the United States or whose securities are principally traded outside the United States. The Fund intends to invest in companies with public stock market capitalizations that are larger than $1 billion at the time of investment.


INVESCO VARIABLE INVESTMENT FUNDS, INC.:

INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following portfolios are available under the contract:


INVESCO VIF - Dynamics Fund

Investment Objective: The Fund seeks to make your investment grow. It is actively managed. Because its strategy includes many short-term factors -
including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions - securities in its portfolio usually are bought and sold relatively frequently. The Fund invests in a variety of securities that the adviser believes present opportunities for capital growth - primarily common stock of mid-sized companies
- those with market caps between $2 billion and $15 billion at the time of purchase but also other types of securities including convertible securities and bonds.

INVESCO VIF - High Yield Fund

Investment Objective: The Fund seeks to provide a high level of current income through investments in debt securities. It also seeks to make an investment grow. The Fund invests primarily in bonds and other debt securities, as well as in preferred stocks. Often, but not always, when stock markets are up, debt markets are down, and vice versa. The Fund invests primarily in a diversified portfolio of high yield corporate bonds rated below investment grade, commonly known as "junk bonds," and preferred stock with medium to lower credit ratings. These investments generally offer higher rates of return, but are riskier than investments in securities of issuers with higher credit ratings. These debt securities are highly sensitive to changes in interest rates; in general, as interest rates rise, the value of these securities will decline. Because the debt securities held by the Fund tend to be lower rated, they are more susceptible to the impact of overall fluctuations in the economy than other, higher-rated debt securities. Although these securities carry with them higher risks, they generally provide higher yields - and therefore higher income - than higher-rated debt securities.

LIBERTY VARIABLE INVESTMENT TRUST:

Liberty Variable Investment Trust is a business trust organized under the laws of Massachusetts and is registered with the Securities and Exchange Commission as an open-end management investment company with multiple portfolios. Liberty Advisory Services Corp. (LASC) is the investment manager to the Funds in the Trust. LASC has engaged Newport Fund Management, Inc. as sub-adviser to provide investment advice for the Newport Tiger Fund, Variable Series. The following portfolio is available under the contract:


Newport Tiger Fund, Variable Series (Class A)

Investment Goal: The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests primarily in stocks of companies located in the ten Tiger countries of Asia. The Tigers of Asia are Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, India, Indonesia, The People's Republic of China and the Philippines. The Fund typically invests in stocks of quality growth companies.


MET INVESTORS SERIES TRUST (CLASS A):

Met Investors Series Trust is managed by Met Investors Advisory Corp. (Met Investors Advisory), which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. Effective February 12, 2001, the portfolios of Cova Series Trust were reorganized into corresponding portfolios of Met Investors Series Trust (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). The following Class A portfolios are available under the contract:

J.P. Morgan International Equity Portfolio

Investment Objective: The J.P. Morgan International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign corporations.

J.P. Morgan Enhanced Index Portfolio

Investment Objective: The J.P. Morgan Enhanced Index Portfolio seeks to provide long-term growth of capital and income.

J.P. Morgan Quality Bond Portfolio

Investment Objective: The J.P. Morgan Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

J.P. Morgan Select Equity Portfolio

Investment Objective: The J.P. Morgan Select Equity Portfolio seeks to provide long-term growth of capital and income.

J.P. Morgan Small Cap Stock Portfolio

Investment Objective: The J.P. Morgan Small Cap Stock Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.

Lord Abbett Bond Debenture Portfolio

Investment Objective: The Lord Abbett Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

Lord  Abbett  Developing  Growth  Portfolio

Investment Objective: The Lord Abbett Developing Growth Portfolio seeks long-term growth of capital through a diversified and actively-managed portfolio consisting of developing growth companies, many of which are traded over the counter.

Lord Abbett Growth and Income  Portfolio

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.

Lord Abbett  Mid-Cap Value  Portfolio

Investment Objective: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

Lord Abbett  Growth  Opportunities  Portfolio

Investment Objective: The Lord Abbett Growth Opportunities Portfolio seeks capital appreciation.


MFS VARIABLE INSURANCE TRUST (INITIAL CLASS):

MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

MFS Emerging Growth Series

Investment Objective: The Series' investment objective is long term growth of capital. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities of emerging growth companies.

MFS Global Governments Series

Investment Objective:  The Series' investment objective is to provide income and
capital  appreciation.   The  Series  invests  primarily  in  U.S.  and  foreign
government securities.

MFS Investors Trust Series (prior to May 1, 2001, MFS Growth With Income Series)

Investment Objective: The Series' investment objective is to seek mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

MFS High Income Series

Investment Objective: The Series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The Series invests, under normal market conditions, at least 80% of its total assets in high yield fixed income securities which generally are lower rated bonds commonly known as junk bonds. Junk bonds are subject to a substantially higher degree of risk than higher rated bonds.

MFS Research Series

Investment Objective: The Series' investment objective is long-term growth of capital and future income. The Series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.

MFS New Discovery Series

Investment Objective: The Series' investment objective is capital appreciation. The Series invests, under normal market conditions, at least 65% of its total assets in equity securities of emerging growth companies.

OPPENHEIMER VARIABLE ACCOUNT FUNDS:

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:

Oppenheimer Bond Fund/VA

Investment Objective: The Fund's main objective is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective. Normally, the Fund invests at least 65% of its total assets in investment-grade debt securities, U.S. Government securities and money market instruments.


Oppenheimer Capital Appreciation Fund/VA

Investment Objective: The Fund seeks capital appreciation by investing in securities of well-known established companies. The Fund invests mainly in common stocks of established and well-known U.S. companies.

Oppenheimer High Income Fund/VA

Investment Objective: The Fund seeks a high level of current income from investment in high-yield fixed income securities. The Fund invests mainly in a variety of high-yield fixed-income securities of domestic and foreign issuers.

Oppenheimer Main Street Growth & Income Fund/VA

Investment Objective: The Fund's objective is to seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Fund invests mainly in common stocks of U.S. companies, and can also invest in other equity securities such as preferred stocks and securities convertible into common stocks.

Oppenheimer Strategic Bond Fund/VA

Investment Objective: The Fund seeks a high level of current income. The Fund invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower-grade high-yield securities of U.S. companies.


PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS):

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The Administrative Class of the following portfolios is available under the contract:


PIMCO High Yield Bond Portfolio

Investment Objective: The High Yield Bond Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management. The High Yield Bond Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of high yield securities rated at least B by Moody's or S&P, or, if unrated, determined by the adviser to be of comparable quality.

PIMCO Low Duration Bond Portfolio

Investment Objective: The Low Duration Bond Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management. The Low Duration Bond Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities.


PIMCO StocksPLUS Growth and Income Portfolio

Investment Objective: The StocksPLUS Growth and Income Portfolio seeks to achieve a total return which exceeds the total return performance of the S&P
500. The StocksPLUS Growth and Income Portfolio invests in common stocks, options, futures, options on futures and swaps. Under normal market conditions, the Portfolio invests substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments.


PIMCO Total Return Bond Portfolio

Investment Objective: The PIMCO Total Return Bond Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management. The Total Return Bond Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities.


PUTNAM VARIABLE TRUST:

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:

PUTNAM VT Growth and Income Fund - Class IA Shares

Investment Objective: The Fund seeks capital growth and current income.

PUTNAM VT International Growth Fund - Class IA Shares

Investment Objective:  The Fund seeks capital appreciation.

PUTNAM VT International New Opportunities Fund - Class IA Shares

Investment Objective: The Fund seeks long-term capital appreciation.

PUTNAM VT New Value Fund - Class IA Shares

Investment Objective: The Fund seeks long-term capital appreciation.

PUTNAM VT Vista  Fund - Class IA Shares

Investment  Objective:  The Fund  seeks capital appreciation.


SCUDDER VARIABLE SERIES I (CLASS A) (formerly,  Scudder Variable Life Investment
Fund):

Scudder Variable Series I is a mutual fund with multiple portfolios. Zurich Scudder Investments, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


International Portfolio

Investment Objective: The International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.


SCUDDER VARIABLE SERIES II (formerly, Kemper Variable Series):

Scudder Variable Series II is a mutual fund with multiple portfolios. Zurich Scudder Investments, Inc. is the investment adviser for the Scudder Government Securities Portfolio, the Scudder Small Cap Growth Portfolio and the Scudder Small Cap Value Portfolio. The following portfolios are available under the contract:


Scudder Government Securities Portfolio

Investment Objective: Scudder Government Securities seeks high current return consistent with preservation of capital. The Portfolio pursues its objective by investing at least 65% of its total assets in U.S. Government securities and repurchase agreements of U.S. Government securities.


Scudder Small Cap Growth Portfolio

Investment Objective: Scudder Small Cap Growth Portfolio seeks maximum appreciation of investors' capital. The Portfolio pursues its objective by investing at least 65% of its total assets in small capitalization stocks similar in size to those companies comprising the Russell 2000 Index. Many of these companies would be in the early stages of their life cycle. Equity securities in which the Portfolio invests consist primarily of common stocks, but may include convertible securities, including warrants and rights.


Scudder Small Cap Value Portfolio

Investment Objective: Scudder Small Cap Value Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in a diversified portfolio of the stocks of small U.S. companies, which are those similar in size to those comprising the Russell 2000 Index and that the investment manager believes to be undervalued. Under normal market conditions, the Portfolio invests at least 65% of its assets in small capitalization stocks similar in size to those comprising the Russell 2000 Index.

APPENDIX C
PERFORMANCE INFORMATION

Future performance will vary and the results shown are not necessarily representative of future results.

Note: The figures below present investment performance information for the periods ended December 31, 2000. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after December 31, 2000 may be different than the numbers shown below.


PART 1 - SEPARATE ACCOUNT PERFORMANCE


The  portfolios  listed below began  operations  before  December 31, 2000. As a
result,   performance  information  is  available  for  the  accumulation  units investing in these portfolios.

o Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column B presents performance figures for the accumulation units which reflect the insurance charges and fees and expenses of each portfolio.

o Performance figures shown for sub-accounts in existence for less than one year are not annualized.

Total Return for the periods ended 12/31/00:
-------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects insurance
                                                                      charges and                        charges and portfolio
                                                                  portfolio expenses)                          expenses)
-------------------------------------------------------------------------------------------------------------------
                                Separate Account





                                 Inception Date                                    Since                                  Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs     inception
-------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
   AIM V.I. Capital
   Appreciation                  12/31/97                 -16.75%            N/A          12.68%    -12.15%        N/A        13.93%
AIM V.I. International
      Equity                     12/31/97                 -32.02%            N/A           6.84%    -27.42%        N/A         8.22%
AIM V.I. Value                   12/31/97                 -20.43%            N/A          10.85%    -15.83%        N/A        12.14%
-------------------------------------------------------------------------------------------------------------------

Alliance Variable Products
Series Fund, Inc.
   Premier Growth (Class A)      12/31/97                 -22.34%            N/A          15.03%    -17.74%        N/A        16.22%
   Real Estate Investment
      (Class A)                  12/31/97                  20.33%            N/A          -3.93%     24.93%        N/A        -2.21%
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
    VP Growth & Income           11/19/99                 -16.46%            N/A         -12.41%    -11.86%        N/A        -8.13%
    VP International             11/19/99                 -22.37%            N/A          -1.60%    -17.77%        N/A         2.62%
    VP Value                     11/19/99                  11.94%            N/A           6.29%     16.54%        N/A        10.48%

------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund            11/19/99               -15.06%         N/A     -10.99%          -10.46%    N/A      -6.72%
 (Initial Class)
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund (Initial Class)
   Dreyfus VIF - Appreciation       11/19/99                -6.52%            N/A       -4.84%       -1.92%    N/A      -0.60%
   Dreyfus VIF - Disciplined Stock  11/19/99               -14.85%            N/A      -11.04%      -10.25%    N/A      -6.77%

------------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance
Products Trust, Class 1 Shares
   Mutual Shares Securities (1)      9/21/98                1.54%             N/A       11.91%       6.14%    N/A      13.75%
   Templeton Developing
      Markets Securities (1) (2)     9/21/98              -37.32%             N/A       13.00%     -32.72%    N/A      14.78%
   Templeton International
      Securities (1)(2)              9/21/99               -8.14%             N/A       12.81%      -3.54%    N/A      14.61%
   Franklin Small Cap (1)            3/01/99              -26.64%             N/A       26.77%     -22.04%    N/A      28.83%
------------------------------------------------------------------------------------------------------------------------------------

(1)  Ongoing  stock  market  volatility  can  dramatically   change  the  fund's
short-term performance; current results may differ.

(2) For the Templeton Developing Markets Securities Fund and Templeton International Securities Fund, performance prior to 5/1/00 merger reflects the historical performance of the Templeton Developing Markets and International Funds, respectively.

APPENDIX C
PERFORMANCE INFORMATION (continued) Total Return for the periods ended 12/31/00:
-------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                    (reflects all                         (reflects insurance
                                                                      charges and                        charges and portfolio
                                                                  portfolio expenses)                          expenses)
-------------------------------------------------------------------------------------------------------------------
                                Separate Account
                                 Inception Date                                    Since                                  Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception
-------------------------------------------------------------------------------------------------------------------
General American Capital Company
   Money Market                     12/4/97                 0.37%           N/A      2.81%          4.98%        N/A      4.30%
-------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable
Insurance Trust
   Goldman Sachs VIT
      Global Income                 3/31/98                2.94%           N/A       2.50%          7.54%       N/A       4.15%
   Goldman Sachs VIT
      Growth and Income             3/31/98              -10.61%           N/A      -7.14%         -6.01%       N/A      -5.19%
   Goldman Sachs VIT
      International Equity          3/31/98              -18.99%           N/A       3.07%        -14.39%       N/A       4.70%
   Goldman Sachs VIT
      Internet Tollkeeper           7/03/00                N/A             N/A     -39.97%          N/A         N/A     -34.87%
-------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds, Inc.
   INVESCO VIF Dynamics            11/19/99               -9.48%           N/A       1.22%         -4.88%       N/A      5.42%
   INVESCO VIF High Yield          11/19/99              -17.52%           N/A     -15.01%        -12.92%       N/A    -10.72%

-------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
   Newport Tiger Fund,
      Variable Series               12/31/97             -21.40%            N/A     7.23%        -16.80%       N/A     8.61%
-------------------------------------------------------------------------------------------------------------------





APPENDIX C
PERFORMANCE INFORMATION (continued) Total Return for the periods ended 12/31/00:
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                    (reflects all                         (reflects insurance
                                                                      charges and                        charges and portfolio
                                                                  portfolio expenses)                          expenses)
-------------------------------------------------------------------------------------------------------------------
                                Separate Account
                                 Inception Date                                    Since                                  Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception         1 yr      5 yrs   inception
---------------------------------------------------------------------------------------------------------------------------------

Met Investors Series Trust(1)
   Lord Abbett Bond Debenture        5/20/96                 -5.19%        N/A      5.82%            -0.59%      N/A     6.70%
   Lord Abbett Developing Growth     11/7/97                -24.55%        N/A      0.60%           -19.95%      N/A     2.12%
   J.P. Morgan International Equity  5/14/96                -22.49%        N/A      5.44%           -17.89%      N/A     6.32%
   Lord Abbett Large Cap Research    2/17/98                  6.44%        N/A     14.18%            11.04%      N/A    15.49%
   J.P. Morgan Enhanced Index        5/16/96                -17.40%        N/A     14.70%           -12.80%      N/A    15.36%
   Lord Abbett Growth and Income(2)  7/20/95                  8.47%       14.46%   16.28%            13.07%   14.53%    16.36%
   Lord Abbett Mid-Cap Value         11/7/97                 46.19%        N/A     15.70%            50.79%      N/A    16.85%
   J.P. Morgan Quality Bond          5/20/96                  5.26%        N/A      4.52%             9.86%      N/A     5.44%
   J.P. Morgan Select Equity         5/15/96                -12.13%        N/A     11.05%            -7.53%      N/A    11.79%
   J.P. Morgan Small Cap Stock       5/15/96                -16.36%        N/A      7.55%           -11.76%      N/A     8.38%
------------------------------------------------------------------------------------------------------------------------------------

(1) Pursuant to an Agreement and Plan of Reorganization the portfolios of Cova Series Trust ("Predecessor Fund") have been reorganized into corresponding portfolios of Met Investors Series Trust. The assets of the portfolios of the Predecessor Fund were transferred to corresponding portfolios of Met Investors Series Trust. Performance information shown above reflects historical performance of each Predecessor Fund portfolio. Each portfolio of Met Investors Series Trust will be managed by the same investment manager using the same investment objective and strategy as its Predecessor Fund portfolio.

(2) On February 12, 2001, the assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Sub-account performance shown reflects historical performance of the Cova Series Trust portfolio (from January 8, 1999 through December 31, 2000) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999). On January 8, 1999 all of the assets of the sub-account were transferred from the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. to the Lord Abbett Growth and Income Portfolio of Cova Series Trust pursuant to a substitution order issued by the Securities and Exchange Commission. Lord, Abbett & Co. has managed the assets underlying this sub-account since its inception in 1989, pursuant to the same investment objective and strategy to be used by the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust.



APPENDIX C
PERFORMANCE INFORMATION (continued) Total Return for the periods ended 12/31/00:
-------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                    (reflects all                         (reflects insurance
                                                                      charges and                        charges and portfolio
                                                                  portfolio expenses)                          expenses)
----------------------------------------------------------------------------------------------------------------------------------
                                Separate Account
                                 Inception Date                                    Since                                   Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception
-----------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust
   MFS Emerging Growth              12/31/97                -25.32%           N/A          21.25%      -20.72% N/A    22.33%
   MFS Global Governments           12/31/97                 -1.16%           N/A           0.42%        3.44% N/A     1.98%
   MFS Investors Trust              12/31/97                 -6.13%           N/A           6.36%       -1.53% N/A     7.76%
   MFS High Income                  12/31/97                -12.13%           N/A          -3.12%       -7.53% N/A    -1.45%
   MFS Research                     12/31/97                -10.77%           N/A          10.53%       -6.17% N/A    11.82%
   MFS New Discovery                09/01/00                  N/A             N/A         -19.00%         N/A  N/A   -13.90%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
   Oppenheimer Bond Fund/VA         12/31/97                  0.03%           N/A           0.79%          4.62% N/A      2.35%
   Oppenheimer Capital
     Appreciation Fund/VA           12/31/97                 -6.22%           N/A          17.81%         -1.62% N/A     18.96%
   Oppenheimer High
     Income Fund/VA                 12/31/97                 -9.68%           N/A          -2.77%         -5.08% N/A     -1.11%
   Oppenheimer Main Street
     Growth & Income Fund/VA        12/31/97                -14.65%           N/A           2.23%        -10.05% N/A      3.74%
   Oppenheimer Strategic
     Bond Fund/VA                   12/31/97                 -3.39%           N/A          -0.16%          1.21% N/A      1.42%
- ----------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
   PIMCO High Yield Bond            11/19/99                 -6.72%           N/A          -5.46%          -2.12% N/A     -1.22%
   PIMCO Low Duration Bond          11/19/99                  2.66%           N/A           2.00%           7.26% N/A      6.21%





   PIMCO StocksPLUS Growth
   and Income                       11/19/99                -14.61%           N/A         -10.77%          -10.01% N/A     -6.51%
   PIMCO Total Return Bond          11/19/99                  4.04%           N/A           2.55%           8.64% N/A      6.75%
-------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust
   Putnam VT Growth and
      Income - Class IA Shares      12/31/97                  2.01%           N/A          5.37%            6.61% N/A      6.80%
   Putnam VT International
      Growth - Class IA Shares      12/31/97                -15.29%           N/A         17.12%          -10.69% N/A     18.29%
   Putnam VT International
      New Opportunities -
      Class IA Shares               12/31/97                -44.02%           N/A         10.18%          -39.42% N/A     11.47%
   Putnam VT New Value -
      Class IA Shares               12/31/97                 16.20%           N/A          6.43%           20.80% N/A      7.84%
   Putnam VT Vista -
      Class IA Shares               12/31/97                 -9.92%           N/A         17.87%           -5.32% N/A     19.02%
-------------------------------------------------------------------------------------------------------------------
Scudder Variable Series I (formerly,
  Scudder Variable Life Investment
  Fund)
   International                    11/19/99                -27.41%           N/A        -13.48%          -22.81% N/A     -9.19%

-------------------------------------------------------------------------------------------------------------------

Scudder Variable Series II (formerly,
   Scudder Variable Series)
   Scudder Government
      Securities                   12/31/97                4.79%           N/A      3.44%           9.39%       N/A     4.93%
   Scudder Small Cap Growth        12/31/97              -16.59%           N/A      9.61%         -11.99%       N/A    10.93%
   Scudder Small Cap Value         12/31/97              -2.00%           N/A     -4.77%           2.60%       N/A    -3.04%
-------------------------------------------------------------------------------------------------------------------




APPENDIX C
PERFORMANCE INFORMATION (continued)
PART 2 - HISTORICAL FUND PERFORMANCE


The contracts are relatively new and therefore have a limited performance history. However, certain portfolios have been in existence for some time and have an investment performance history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance information was developed.

The information is based upon the historical experience of the portfolios and is for the periods shown. The chart below shows the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

o Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column C presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of each portfolio.

o Performance figures shown for portfolios in existence for less than one year are not annualized.

Total Return for the periods ended 12/31/00:
-------------------------------------------------------------------------------------------------------------------

                                                                                     Accumulation Unit Performance

                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
-------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                      10 yrs or
                          Inception                         since                         since                          since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
-------------------------------------------------------------------------------------------------------------------
   AIM V.I. Capital
      Appreciation        5/5/93      -10.91%   15.45%         17.37%     -16.75%       13.85%   15.74%   -12.15%  13.92%     15.80%
   AIM V.I.
      International Equity5/5/93      -26.40%   11.09%         11.62%     -32.02%        9.53%   10.04%   -27.42%   9.61%     10.11%
   AIM V.I. Value         5/5/93      -14.65%   15.87%         17.33%     -20.43%       14.23%   15.67%   -15.83%  14.30%     15.73%
-------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc.
   Premier Growth
      (Class A)           6/26/92     -16.58%   21.82%         20.31%     -22.34%       20.12%   18.64%   -17.74%  20.18%     18.69%
   AllianceBernstein Real
      Estate Investment
      (Class A)           1/9/97       26.69%      N/A          4.70%      20.33%        N/A      2.18%    24.93%   N/A        3.32%
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
   VP Income & Growth     10/30/97    -10.62%     N/A 12.28%     -16.46%         N/A      9.72%   -11.86%  N/A        10.95%
   VP International       5/1/94      -16.83%   17.07%         13.64%     -22.37%       15.47%   12.04%   -17.77%  15.54%     12.12%
   VP Value               5/1/96       18.14%      N/A         12.59%      11.94%        N/A     10.29%    16.54%   N/A       11.04%
-------------------------------------------------------------------------------------------------------------------




Dreyfus Stock Index Fund  9/29/89   -9.28%  17.98%  16.97%         -15.06%     16.32%     15.31%         -10.46%  16.39%   15.37%
------------------------------------------------------------------------------------------------------------------------------
   Dreyfus VIF -
      Appreciation        4/5/93       -0.65%   18.31%         17.15%      -6.52%       16.67%   15.51%    -1.92% 16.74%   15.57%
   Dreyfus VIF -
      Disciplined Stock   5/1/96       -9.14%     N/A          17.60%     -14.85%         N/A     15.43%  -10.25%  N/A     16.07%
--------------------------------------------------------------------------------------------------------------------------------
    High Income           ________
    Growth                10/9/86
    Equity-Income         10/9/86



APPENDIX C
PERFORMANCE INFORMATION (continued) Total Return for the periods ended 12/31/00:
-------------------------------------------------------------------------------------------------------------------------------


                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
--------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                      10 yrs or
                          Inception                         since                         since                          since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable
Insurance Products Trust, Class 1 Shares
   Mutual Shares
      Securities (1)      11/08/96      13.62%     N/A      11.52%       1.54%     N/A      7.63%     6.14%      N/A         8.56%
   Templeton Developing Markets
      Securities (1)(2)    3/1/96      -31.76%     N/A    (11.52)%     -37.32%     N/A    -14.50%   -32.72%     N/A       -12.73%
   Templeton International
      Securities (1)(2)    5/1/92       -2.19%   13.32%     13.18%      -8.14%    11.71%   11.57%    -3.54%    11.78%      11.64%
   Franklin Small
      Cap (1)             11/1/95      -14.60%   20.34%     20.15%     -26.64%    16.81%   16.69%   -22.04%    16.88%      16.76%
--------------------------------------------------------------------------------------------------------------------------------

(1)  Ongoing  stock  market  volatility  can  dramatically   change  the  fund's
short-term performance; current results may differ.

(2) For the Templeton Developing Markets Securities Fund and Templeton International Securities Fund, performance prior to 5/1/00 merger reflects the historical performance of the Templeton Developing Markets and International Funds, respectively.

APPENDIX C
PERFORMANCE INFORMATION (continued) Total Return for the periods ended 12/31/00:
-------------------------------------------------------------------------------------------------------------------


                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
-----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                      10 yrs or
                          Inception                         since                         since                          since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
-----------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
   Money Market           10/1/87       6.45%    5.70%          5.16%     0.37%  5.42%    4.25%        4.98%  5.51%       4.33%
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
   Goldman Sachs VIT
      Global Income       1/12/98       9.03%     N/A           5.39%     2.94%   N/A     2.44%        7.54%  N/A         3.96%
   Goldman Sachs VIT
      Growth and Income   1/12/98     -4.68%      N/A           1.97%   -10.61%   N/A    -1.08%       -6.01%  N/A         0.54%
   Goldman Sachs VIT
      International Equity1/12/98     -13.15%     N/A          11.29%   -18.99%   N/A     8.37%      -14.39%  N/A         9.73%
   Goldman Sachs VIT Internet
      Tollkeeper          5/1/00       N/A        N/A         -32.00%    N/A      N/A   -37.72%       N/A     N/A       -32.62%
----------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds, Inc.
   INVESCO VIF -
      Dynamics            8/25/97      -3.55%    N/A           20.18%    -9.48%   N/A     17.52%     -4.88%  N/A        18.53%
   INVESCO VIF -
      High Yield          5/27/94     -11.68%    6.00%          7.50%   -17.52%   4.46%    5.95%    -12.92%  4.54%       6.03%
-------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
   Newport Tiger Fund,
      Variable Series     5/1/95      -15.63%    0.40%          2.86%    -21.40% -0.97%    1.45%  -16.80%  -0.86%        1.56%
-------------------------------------------------------------------------------------------------------------------
PART 2 MET INVESTORS SERIES TRUST (1)
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/00:


                                        Fund Performance            Accumulation Unit Performance
                                        Column A                      Column B                    Column C
                                                                    (reflects all charges         (reflects insurance
                                                                    and portfolio expenses)       and portfolio expenses)
                                      ------------------          ------------------------------------------------------
                      Portfolio
                      inception                      since                          since                           since
Portfolio             date            1 yr   5 yrs inception       1 yr    5 yrs   inception       1 yr   5 yrs   inception
--------------        ----------     -----   ----- ---------       ----    -----   ---------       ----   ------  ---------
J.P. Morgan Select
Equity                  5/1/96      -6.18%    n/a    13.41%        -12.13%       n/a      11.13%  -7.53%     n/a      11.85%
J.P. Morgan Small Cap
Stock                   5/1/96     -10.55%    n/a    10.68%        -16.36%       n/a       8.38% -11.76%     n/a       9.16%
J.P. Morgan International
Equity                  5/1/96     -16.76%    n/a     7.50%        -22.49%       n/a       5.15% -17.89%     n/a       6.01%
J.P. Morgan Quality
Bond                    5/1/96      11.42%    n/a     6.97%          5.26%       n/a       4.62%   9.86%     n/a       5.50%
J.P. Morgan Enhanced
Index                   5/1/96     -11.55%    n/a    17.18%        -17.40%       n/a       14.96% -12.80%    n/a     15.59%
Lord Abbett Bond
Debenture               5/1/96       0.87%    n/a     8.22%         -5.19%       n/a        5.88%  -0.59%     n/a      6.73%
Lord Abbett Mid-Cap
Value                  8/20/97      52.87%    n/a    17.34%         46.19%       n/a       14.78%  50.79%     n/a     15.85%
Lord Abbett Large
Cap Research           8/20/97      12.60%    n/a    17.02%          6.44%       n/a       14.47%  11.04%     n/a     15.54%
Lord Abbett Developing
 Growth                8/20/97     -18.87%    n/a     5.79%        -24.55%       n/a        3.09%  -19.95%   n/a       4.43%
Lord Abbett Growth and
Income (2)            12/11/89      14.68%  17.53%  17.58%           8.47%       n/a       14.42%   13.07%   n/a      14.48%


-----------------------------------------------------------------------------------------------------------------------------------


(1) Pursuant to an Agreement and Plan of  Reorganization  the portfolios of Cova
Series  Trust  ("Predecessor  Fund") have been  reorganized  into  corresponding portfolios of Met Investors  Series Trust.  The assets of the  portfolios of the
Predecessor Fund were  transferred to corresponding  portfolios of Met Investors
Series  Trust.   Performance   information   shown  above  reflects   historical
performance of each Predecessor Fund portfolio.  Each portfolio of Met Investors
Series  Trust  will be  managed by the same  investment  manager  using the same investment objective and strategy as its Predecessor Fund portfolio.

(2) On  February  12,  2001,  the  assets of the Lord  Abbett  Growth and Income
Portfolio of Cova Series Trust were  transferred  to the Lord Abbett  Growth and
Income Portfolio of Met Investors Series Trust. Sub-account performance shown reflects historical performance of the Cova Series Trust portfolio (from January
8, 1999 through December 31, 2000) and of the Growth and Income Portfolio of





Lord Abbett Series Fund,  Inc. (from July 20, 1995 through  January 7, 1999). On
January 8, 1999 all of the assets of the sub-account  were  transferred from the
Growth and Income  Portfolio of Lord Abbett Series Fund, Inc. to the Lord Abbett
Growth and Income  Portfolio  of Cova Series  Trust  pursuant to a  substitution order issued by the Securities and Exchange  Commission.  Lord, Abbett & Co. has
managed the assets underlying this sub-account since its inception,  pursuant to the same investment  objective and strategy to be used by the Lord Abbett Growth
and     Income      Portfolio     of     Met     Investors     Series     Trust.
-------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust
   MFS Emerging
      Growth             7/24/95      -19.61%   22.15%         23.79%    -25.32%   20.41%  22.05%  -20.72%  20.48%      22.11%
   MFS Global
      Governments        6/14/94        4.90%    2.57%          4.19%     -1.16%    1.09%   2.68%    3.44%   1.18%       2.78%
   MFS Investors Trust   10/9/95       -0.15%   16.05%         16.73%     -6.13%   14.40%  15.08%   -1.53%  14.47%      15.14%
   MFS High Income       7/26/95       -6.67%    4.73%          5.33%    -12.13%    3.33%   3.92%   -7.53%   3.41%       4.00%
   MFS Research          7/26/95       -4.85%   16.46%         17.21%    -10.77%   14.13%  14.26%   -6.17%  14.20%      14.33%
   MFS New Discovery     4/29/98       -1.99%    N/A           22.99%     -7.80%    N/A    20.02%   -3.20%   N/A        21.35%
-------------------------------------------------------------------------------------------------------------------

APPENDIX C
PERFORMANCE INFORMATION (continued) Total Return for the periods ended 12/31/00:
-------------------------------------------------------------------------------------------------------------------


                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects insurance
                                             Portfolio Performance              charges and             charges and portfolio
                                                   Column A                  portfolio expenses)               expenses)
-------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                      10 yrs or
                          Inception                         since                         since                          since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception    1 yr     5 yrs    inception
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account
Funds
  Oppenheimer Bond
     Fund/VA              4/3/85        6.10%       5.02%   7.58%       0.03%      3.51%    6.03%      4.62%    3.60%      6.10%
  Oppenheimer Capital
     Appreciation
     Fund/VA              4/3/85       -0.23%      22.69%  19.45%      -6.22%     20.96%   17.76%     -1.62%   21.02%      17.82%
  Oppenheimer High
     Income Fund/VA       4/30/86      -3.74%       5.42%  11.72%      -9.68%      3.92%   10.15%     -5.08%    4.01%      10.20%
  Oppenheimer Main
     Street Growth &





     Income Fund/VA       7/5/95       -8.78%      15.33%  18.65%     -14.65%     13.71%   16.99%    -10.05%   13.77%      17.04%
  Oppenheimer Strategic
     Bond Fund/VA         5/3/93        2.63 %      5.76%   5.71%     -3.39%      4.24%    4.19%      1.21%     4.33%       4.27%

- ----------------------------------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust

   PIMCO High Yield Bond 4/30/98       -0.86%       N/A    1.47%     -6.72%       N/A     -1.88%     -2.12%     N/A       -0.05%
   PIMCO Low
      Duration Bond      2/16/99        7.41 %      N/A    5.31%      2.66%       N/A      2.22%      7.26%     N/A        4.62%
   PIMCO StocksPLUS
      Growth and Income 12/31/97       -9.50%       N/A   12.19%    -14.61%       N/A      9.65%    -10.01%     N/A       10.96%
   PIMCO Total
      Return Bond       12/31/97       10.15 %      N/A    5.97%      4.04%       N/A      3.05%      8.64%     N/A        4.54%
-------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust
   Putnam VT Growth
      and Income -
      Class IA Shares     2/1/88     8.11 %    13.92%   14.67%    2.01%       12.31%   13.05%      6.61%   12.39%      13.11%
   Putnam VT International
      Growth - Class
      IA Shares        1/2/97       -9.48%      N/A    18.96%   -15.29%        N/A     16.58%    -10.69%    N/A       17.36%
   Putnam VT International
      New Opportunities -
      Class IA Shares  1/2/97      -38.56%      N/A     9.56%   -44.02%        N/A      7.10%    -39.42%    N/A        8.09%
   Putnam VT New Value -
      Class IA Shares  1/2/97       22.50 %     N/A    11.33%    16.20%        N/A      8.89%     20.80%    N/A        9.84%
   Putnam VT Vista -
      Class IA Shares  1/2/97       -3.98%      N/A    21.31%   -9.92%         N/A     18.93%     -5.32%    N/A       19.67%
-------------------------------------------------------------------------------------------------------------------

Scudder Variable Series I (formerly,
   Scudder Variable Life
   Investment Fund)
      International       5/1/87      -19.23%   13.35%         11.71%    -27.41% 10.79%    9.80%   -22.81%  10.86%        9.87%
-------------------------------------------------------------------------------------------------------------------

Scudder Variable Series II (formerly,
   Kemper Variable Series)
   Scudder Government
      Securities          9/3/87       10.93%     6.31%         7.52%     4.79%   4.55%    5.74%      9.39%  4.65%       5.82%
   Scudder Small
      Cap Growth          5/2/94      -10.71%   19.66%         19.65%    -16.59%  17.87%   17.94%   -11.99%  17.93%     18.00%
   Scudder Small
      Cap Value           5/1/96        4.05%    N/A            3.56%     -2.00%   N/A      1.15%    2.60%  N/A          2.16%

- ------------------------------
- ------------------------------
- ------------------------------




                           MetLife Investors Insurance
                              Company of California
                         Attn: Variable Products
                         P.O. Box 10366
                            Des Moines, IA 50306-0366




Please send me, at no charge, the Statement of Additional Information dated May 1, 2001, for the annuity contract issued by MetLife Investors.


               (Please print or type and fill in all information)




- ------------------------------------------------------------------------------
Name




- ------------------------------------------------------------------------------
Address




- ------------------------------------------------------------------------------
City                               State                    Zip Code


CC-4283 (5/01)                                                         NAVI-CA




                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

             INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT

                                    issued by

         METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE (formerly, Cova
                         Variable Annuity Account Five)

                                       AND

        METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA (formerly, Cova
                        Financial Life Insurance Company)

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2001 FOR THE INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: P.O. Box 10366, Des Moines, Iowa 50306-0366, (800) 343-8496.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2001.

                                TABLE OF CONTENTS

                                                                            Page

COMPANY  ....................................................................

EXPERTS  ....................................................................

CUSTODIAN ...................................................................

LEGAL OPINIONS...............................................................

DISTRIBUTION.................................................................
         Reduction or Elimination of the Withdrawal Charge...................

CALCULATION OF PERFORMANCE INFORMATION.......................................
         Total Return........................................................
         Historical Unit Values..............................................
         Reporting Agencies..................................................

FEDERAL TAX STATUS...........................................................
         General  ...........................................................
         Diversification.....................................................
         Multiple Contracts..................................................
         Contracts Owned by Other than Natural Persons.......................

         Tax Treatment of Assignments or Transfer of Ownership...............
         Gifting a Contract..................................................
         Death Benefits......................................................
         Income Tax Withholding.............................................
         Tax Treatment of Withdrawals - Non-Qualified Contracts.............
         Qualified Plans....................................................
         Tax Treatment of Withdrawals - Qualified Contracts.................
         Tax-Sheltered Annuities - Withdrawal Limitations...................
         Required Distributions.............................................

ANNUITY PROVISIONS..........................................................
         Variable Annuity...................................................
         Fixed Annuity......................................................
         Annuity Unit Value.................................................
         Net Investment Factor..............................................
         Mortality and Expense Guarantee....................................

FINANCIAL STATEMENTS........................................................


                                     COMPANY

MetLife Investors Insurance Company of California ("MetLife Investors" or the "Company")(formerly, Cova Financial Life Insurance Company) was originally incorporated on September 6, 1972 as Industrial Indemnity Life Insurance Company, a California corporation and changed its name on January 1, 1986 to Xerox Financial Life Insurance Company. The Company presently is licensed to do business in the state of California. On June 1, 1995 a wholly-owned subsidiary of General American Life Insurance Company ("General American") purchased Xerox Financial Services Life Insurance Company ("Xerox Life"), an affiliate of the Company, from Xerox Financial Services, Inc. The acquisition of Xerox Life included related companies, including the Company. On June 1, 1995 the Company changed its name to Cova Financial Life Insurance Company. The Company changed its name to its present name on February 12, 2001.

On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of Cova Financial Services Life Insurance Company (Cova Life), the parent company of Cova.



                                     EXPERTS

The financial statements of the Company as of December 31, 2000 and for the year then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph that discusses the Company's change in basis of accounting as a result of a business combination accounted for as a purchase), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Separate Account as of December 31, 2000 and for each of the periods then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Company as of December 31, 1999 and for the years ended December 31, 1999 and 1998 included in this Statement of Additional Information, have been so included in reliance on the report of KPMG LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing.

The statement of changes in net assets of the Separate Account for the year ended December 31, 1999, included in this Statement of Additional Information, have been so included in reliance on the report of KPMG LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing.



                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

                                  DISTRIBUTION

MetLife Investors Distribution Company acts as the distributor. Prior to May 1, 2001, MetLife Investors Sales Company (formerly Cova Life Sales Company) was the distributor. MetLife Investors Distribution Company is an affiliate of the Company. The offering is on a continuous basis.

Reduction or Elimination of the Withdrawal Charge

The amount of the Withdrawal Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Withdrawal Charge will be determined by the Company after examination of all the relevant factors such as:

     1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     2. The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

     3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Withdrawal Charge.

The Withdrawal Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Withdrawal Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                     CALCULATION OF PERFORMANCE INFORMATION

Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Premium, a .15% Administrative Expense Charge, the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges and Withdrawal Charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charges and any applicable Withdrawal Charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                        n
                                 P (1 + T) = ERV

Where:

            P = a hypothetical initial payment of $1,000

            T = average annual total return

            n = number of years

          ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any contract maintenance charge and withdrawal charge. The deduction of any contract maintenance charge and withdrawal charge would reduce any percentage increase or make greater any percentage decrease.

You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

The contracts are relatively new and therefore have no meaningful performance history. However, the Separate Account and certain Portfolios have been in existence for sometime and consequently have an investment performance history. In order to show how the historical investment performance of the Separate Account and the Portfolios affect accumulation unit values, performance information was developed. The information is based upon the historical experience of the Separate Account and the Portfolios and is for the periods shown. The prospectus contains performance information.

Future performance of the Portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance for a Portfolio is calculated for a specified period of time by assuming an initial Purchase Payment of $1,000 allocated to the Portfolio. There are performance figures for the Accumulation Units which reflect the insurance charges as well as the Portfolio expenses. There are also performance figures for the Accumulation Units which reflect the insurance charges, the contract maintenance charge, the Portfolio expenses, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The percentage increases (decreases) are determined by subtracting the initial Purchase Payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.

Historical Unit Values

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

Reporting Agencies

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

                               FEDERAL TAX STATUS

General

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment portfolios underlying the Contracts will
be  managed  in  such  a  manner  as  to  comply   with  these   diversification
requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively.

However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.


Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.


Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments or Transfer of Ownership

An assignment, pledge or transfer of ownership of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign, pledge or transfer ownership of their Contracts.

If the Contract is issued for use under a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

Gifting a Contract

If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to a divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.


Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.


If death benefit endorsements are to be used with a qualified contract, such death benefits may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provision of such benefits could result in currently taxable income to the owners of the qualified contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or contract value. The contract offers death benefits which may exceed the greater of purchase payments or contract value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

When all of part of an annuity contract or a death benefit under the contract is transferred or paid to any individual two or more generations younger than the owner, a generation-skipping transfer tax may be owed. Under certain circumstances Federal tax law may require the company to withhold the tax from the contract and pay it directly to the Internal Revenue Service.

The Internal Revenue Service has issued new proposed regulations regarding required minimum distributions from qualified plans. These new rules are to be effective January 1, 2002. However, these new rules may be used in determining required minimum distributions for 2001 by owners of IRAs and in some cases by owners of Tax-Sheltered Annuity contracts and pension and profit sharing plan contracts. You should consult with your qualified plan sponsor and tax advisor to determine if these new rules are available for your benefit.


Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain  distributions  from  retirement  plans  qualified  under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.


When all or part of an annuity contract or a death benefit under the contract is transferred or paid to any individual two or more generations younger than the owner, a generation-skipping transfer tax may be owed. Under certain circumstances Federal tax law may require the Company to withhold the tax from the contract and pay it directly to the Internal Revenue Service.


Tax Treatment of Withdrawals - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

Withdrawals - Investment Adviser Fees

The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or a Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity Contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.



Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.   Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Employee loans are not allowable under the Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.   Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     Roth IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.   Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals - Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.


Tax-Sheltered Annuities - Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Required Distributions

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2, or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no distributions from a Roth IRA prior to the death of the Owner.


The Internal Revenue Service has issued new proposed regulations regarding required minimum distributions from qualified plans. These new rules are to be effective January 1, 2002. However, these new rules may be used in determining required minimum distributions for 2001 by owners of IRAs and in some cases by owners of Tax-Sheltered Annuity contracts and pensions and profit sharing plan contracts. You should consult with your qualified plan sponsor and tax advisor to determine if these new rules are available for your benefit.



                               ANNUITY PROVISIONS

Variable Annuity

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio(s) of the Separate Account. At the Annuity Date, the Contract Value in each investment portfolio will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide a first Annuity Payment greater than guaranteed under the same Annuity Option under this Contract, the greater payment will be made. The dollar amount of Annuity Payments after the first is determined as follows:

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each Variable Annuity Payment is the sum of all investment portfolios' Variable Annuity Payments reduced by the applicable Contract Maintenance Charge.

Fixed Annuity

A fixed annuity is a series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The General Account Value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The first monthly Annuity Payment will be based upon the Annuity Option elected and the appropriate Annuity Option Table.

Annuity Unit Value

The value of an Annuity Unit for each investment portfolio was arbitrarily set initially at $10. This was done when the first investment portfolio shares were purchased. The investment portfolio Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the investment portfolio Annuity Unit value for the immediately preceding Valuation Period by the product of (a) the Net Investment Factor for the day for which the Annuity Unit value is being calculated, and (b) 0.999919.

Net Investment Factor

The Net Investment Factor for any investment portfolio for any Valuation Period is determined by dividing:

(a) the Accumulation Unit value as of the close of the current Valuation Period, by

(b) the Accumulation Unit value as of the close of the immediately preceding Valuation Period.

The Net Investment Factor may be greater or less than one, as the Annuity Unit value may increase or decrease.

Mortality and Expense Guarantee

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.

                              FINANCIAL STATEMENTS


The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.



INDEPENDENT AUDITORS' REPORT


Board of Directors and Shareholder
Cova Financial Life Insurance Company
Contract Owners of Cova Variable Annuity Account Five


We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1) comprising Cova Variable Annuity Account Five of Cova Financial Life Insurance Company (the Separate Account) as of December 31, 2000, and the related statements of operations and changes in net assets for each of the periods then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of Cova Variable Annuity Account Five of Cova Financial Life Insurance Company as of December 31, 2000, and the results of their operations and changes in their net assets for each of the periods then ended in conformity with accounting principles generally accepted in the United States of America.



/S/ Deloitte & Touche LLP


Chicago, Illinois
March 9, 2001

                          INDEPENDENT AUDITORS' REPORT



    The Contract Owners of Cova Variable Annuity Account Five, Board of Directors and Shareholder of Cova Financial Life Insurance Company:


    We have audited the accompanying statement of changes in net assets of each of the sub-accounts comprising Cova Variable Annuity Account Five of Cova Financial Life Insurance Company (the Separate Account) for the year ended December 31, 1999. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

    We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements referred to above present fairly, in all material respects, the changes in net assets of the sub-accounts of Cova Variable Annuity Account Five of Cova Financial Life Insurance Company for the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.


       /S/ KMPG LLP

      Chicago, Illinois
      March 20, 2000

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2000


Sub-account assets:
    Investments:
      Cova Series Trust (Cova):
        Lord Abbett Growth and Income Portfolio                             2,108,516 shares                      $ 56,542,909
        Bond Debenture Portfolio                                              994,530 shares                        11,682,803
        Developing Growth Portfolio                                           213,607 shares                         2,444,234
        Large Cap Research Portfolio                                          184,459 shares                         2,831,772
        Mid-Cap Value Portfolio                                               201,739 shares                         3,413,809
        Quality Bond Portfolio                                                655,703 shares                         7,335,746
        Small Cap Stock Portfolio                                             713,397 shares                        10,575,718
        Large Cap Stock Portfolio                                           1,912,641 shares                        32,053,389
        Select Equity Portfolio                                             1,477,919 shares                        20,743,115
        International Equity Portfolio                                        935,573 shares                        11,796,488
      General American Capital Company (GACC):
        Money Market Fund                                                      96,977 shares                         2,090,664
      Russell Insurance Funds (Russell):
        Multi-Style Equity Fund                                               329,743 shares                         4,655,974
        Aggressive Equity Fund                                                 73,804 shares                           865,715
        Non-U.S. Fund                                                         185,094 shares                         2,063,800
        Core Bond Fund                                                        290,884 shares                         2,929,203
        Real Estate Securities Fund                                            24,486 shares                           261,269
      AIM Variable Insurance Funds, Inc. (AIM):
        AIM V.I. Value Fund                                                   209,948 shares                         5,733,668
        AIM V.I. Capital Appreciation Fund                                    108,736 shares                         3,353,433
        AIM V.I. International Equity Fund                                     32,152 shares                           646,890
      Alliance Variable Products Series Fund, Inc. (Alliance):
        Premier Growth Portfolio                                              119,108 shares                         3,817,420
        Real Estate Investment Portfolio                                       48,516 shares                           521,549
      Liberty Variable Investment Trust (Liberty):
        Newport Tiger Fund, Variable Series                                    42,043 shares                            92,073
      Goldman Sachs Variable Insurance Trust (Goldman Sachs):
        Growth and Income Fund                                                 36,069 shares                           372,952
        International Equity Fund                                              30,783 shares                           362,619
        Global Income Fund                                                      5,599 shares                            54,594
        Internet Tollkeeper Fund                                               12,017 shares                            81,717
      Kemper Variable Series (Kemper):
        Dreman High Return Equity Portfolio                                       112 shares                               120
        Kemper Small Cap Growth Portfolio                                     106,863 shares                           231,292
        Kemper Small Cap Value Portfolio                                      284,671 shares                           319,592
        Kemper Government Securities Portfolio                                226,885 shares                           271,349
      MFS Variable Insurance Trust (MFS):
        MFS Bond Series                                                            10 shares                               112
        MFS Research Series                                                    61,586 shares                         1,280,996
        MFS Growth with Income Series                                          89,087 shares                         1,871,711
        MFS Emerging Growth Series                                             59,542 shares                         1,717,194
        MFS Emerging Markets Equity Series                                      3,878 shares                            24,394
        MFS High Income Series                                                 28,190 shares                           277,386
        MFS Global Governments Series                                           1,480 shares                            14,810
        MFS New Discovery Series                                                  459 shares                             7,619


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2000


Sub-account assets, continued:
    Investments, continued:
      Oppenheimer Variable Account Funds (Oppenheimer):
        Oppenheimer Capital Appreciation Fund                                  11,089 shares                         $ 517,072
        Oppenheimer Main Street Growth & Income Fund                           28,625 shares                           608,572
        Oppenheimer High Income Fund                                           34,152 shares                           316,590
        Oppenheimer Bond Fund                                                  77,769 shares                           874,896
        Oppenheimer Strategic Bond Fund                                        24,919 shares                           116,869
      Putnam Variable Trust (Putnam):
        Putnam VT Growth and Income Fund                                       79,688 shares                         2,059,936
        Putnam VT New Value Fund                                                5,495 shares                            74,235
        Putnam VT Vista Fund                                                   40,005 shares                           786,098
        Putnam VT International Growth Fund                                   115,185 shares                         2,041,071
        Putnam VT International New Opportunities Fund                         22,732 shares                           311,656
      Franklin Templeton Variable Insurance Products Trust (Templeton):
        Templeton Global Income Securities Fund                                 2,628 shares                            30,305
        Franklin Small Cap Fund                                                39,696 shares                           843,534
        Templeton Growth Securities Fund                                       23,192 shares                           319,118
        Templeton International Securities Fund                                48,017 shares                           901,763
        Templeton Developing Markets Securities Fund                           63,590 shares                           333,847
        Mutual Shares Securities Fund                                          27,529 shares                           392,012
        Franklin Large Cap Growth Securities Fund                              42,749 shares                           899,010
      Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
        VIP Growth Portfolio                                                    2,765 shares                           120,680
        VIP II Contrafund Portfolio                                               778 shares                            18,468
        VIP III Growth Opportunities Portfolio                                  1,094 shares                            19,401
        VIP III Growth & Income Portfolio                                       6,179 shares                            94,287
        VIP Equity-Income Portfolio                                             1,696 shares                            43,280
      American Century Variable Portfolios, Inc. (American Century):
        American Century VP Income & Growth Fund                               54,778 shares                           389,469
        American Century VP International Fund                                  7,300 shares                            74,678
        American Century VP Value Fund                                         34,269 shares                           228,572
      Dreyfus Stock Index Fund (Dreyfus)                                        5,865 shares                           199,421
      Dreyfus Variable Investment Fund (Dreyfus):
        Dreyfus VIF Disciplined Stock Portfolio                                 1,705 shares                            41,254
        Dreyfus VIF Appreciation Portfolio                                      7,048 shares                           274,226
      INVESCO Variable Investment Funds, Inc. (INVESCO):
        INVESCO VIF Dynamics Fund                                              15,958 shares                           290,594
        INVESCO VIF High Yield Fund                                             7,646 shares                            76,999
      PIMCO Variable Insurance Trust (PIMCO):
        PIMCO High Yield Bond Portfolio                                           137 shares                             1,145
        PIMCO Low Duration Bond Portfolio                                         117 shares                             1,153
        PIMCO StocksPLUS Growth & Income Portfolio                                  8 shares                                93
        PIMCO Total Return Bond Portfolio                                      13,633 shares                           133,192
      Scudder Variable Life Investment Fund (Scudder):
        International Portfolio                                                10,251 shares                           146,186
                                                                                                               ----------------
           Total assets                                                                                          $ 206,919,780
                                                                                                               ================


See accompanying notes to financial statements.


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2000


Sub-account liabilities:
    Russell Multi-style Equity                                                                                           $ 360
    Russell Aggressive Equity                                                                                               67
    Russell Non-U.S.                                                                                                       157
    Russell Core Bond                                                                                                      226
    Russell Real Estate Securities                                                                                          20
    AIM V.I. Value                                                                                                         432
    AIM V.I. Capital Appreciation                                                                                          256
    AIM V.I. International Equity                                                                                           48
    Alliance Premier Growth                                                                                                294
    Alliance Real Estate Investment                                                                                         41
    Liberty Newport Tiger Fund, Variable                                                                                   214
    Goldman Sachs Growth and Income                                                                                        413
    Goldman Sachs International Equity                                                                                     393
    Goldman Sachs Global Income                                                                                             59
    Goldman Sachs Internet Tollkeeper                                                                                       87
    Kemper Small Cap Growth                                                                                                250
    Kemper Small Cap Value                                                                                                 336
    Kemper Government Securities                                                                                           303
    MFS Research                                                                                                            99
    MFS Growth with Income                                                                                                 144
    MFS Emerging Growth                                                                                                    133
    MFS Emerging Markets Equity                                                                                              2
    MFS High Income                                                                                                         22
    MFS Global Governments                                                                                                   1
    MFS New Discovery                                                                                                        1
    Putnam VT Growth and Income                                                                                            158
    Putnam VT New Value                                                                                                      6
    Putnam VT Vista                                                                                                         61
    Putnam VT International Growth                                                                                         154
    Putnam VT International New Opportunities                                                                               24
    Fidelity VIP Growth                                                                                                    277
    Fidelity VIP II Contrafund                                                                                              47
    Fidelity VIP III Growth Opportunities                                                                                   45
    Fidelity VIP III Growth & Income                                                                                       230
    Fidelity VIP Equity-Income                                                                                              97
    INVESCO VIF Dynamics                                                                                                   605
    INVESCO VIF High Yield                                                                                                 149
    PIMCO High Yield Bond                                                                                                    1
    PIMCO Low Duration Bond                                                                                                  1
    PIMCO Total Return Bond                                                                                                231
    Scudder International                                                                                                  319
                                                                                                               ----------------
                                                                                                               ----------------
           Total liabilities                                                                                           $ 6,763
                                                                                                               ================


See accompanying notes to financial statements.


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2000


Sub-account net assets:
    Cova Lord Abbett Growth and Income                                                                            $ 56,542,909
    Cova Bond Debenture                                                                                             11,682,803
    Cova Developing Growth                                                                                           2,444,234
    Cova Large Cap Research                                                                                          2,831,772
    Cova Mid-Cap Value                                                                                               3,413,809
    Cova Quality Bond                                                                                                7,335,746
    Cova Small Cap Stock                                                                                            10,575,718
    Cova Large Cap Stock                                                                                            32,053,389
    Cova Select Equity                                                                                              20,743,115
    Cova International Equity                                                                                       11,796,488
    GACC Money Market                                                                                                2,090,664
    Russell Multi-Style Equity                                                                                       4,655,614
    Russell Aggressive Equity                                                                                          865,648
    Russell Non-U.S.                                                                                                 2,063,643
    Russell Core Bond                                                                                                2,928,977
    Russell Real Estate Securities                                                                                     261,249
    AIM V.I. Value                                                                                                   5,733,236
    AIM V.I. Capital Appreciation                                                                                    3,353,177
    AIM V.I. International Equity                                                                                      646,842
    Alliance Premier Growth                                                                                          3,817,126
    Alliance Real Estate Investment                                                                                    521,508
    Liberty Newport Tiger Fund, Variable                                                                                91,859
    Goldman Sachs Growth and Income                                                                                    372,539
    Goldman Sachs International Equity                                                                                 362,226
    Goldman Sachs Global Income                                                                                         54,535
    Goldman Sachs Internet Tollkeeper                                                                                   81,630
    Kemper Dreman High Return Equity                                                                                       120
    Kemper Small Cap Growth                                                                                            231,042
    Kemper Small Cap Value                                                                                             319,256
    Kemper Government Securities                                                                                       271,046
    MFS Bond                                                                                                               112
    MFS Research                                                                                                     1,280,897
    MFS Growth with Income                                                                                           1,871,567
    MFS Emerging Growth                                                                                              1,717,061
    MFS Emerging Markets Equity                                                                                         24,392
    MFS High Income                                                                                                    277,364
    MFS Global Governments                                                                                              14,809
    MFS New Discovery                                                                                                    7,618
    Oppenheimer Capital Appreciation                                                                                   517,072
    Oppenheimer Main Street Growth & Income                                                                            608,572
    Oppenheimer High Income                                                                                            316,590
    Oppenheimer Bond                                                                                                   874,896
    Oppenheimer Strategic Bond                                                                                         116,869
    Putnam VT Growth and Income                                                                                      2,059,778
    Putnam VT New Value                                                                                                 74,229
    Putnam VT Vista                                                                                                    786,037
    Putnam VT International Growth                                                                                   2,040,917
    Putnam VT International New Opportunities                                                                          311,632


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2000


Sub-account net assets, continued:
    Templeton Global Income Securities                                                                                $ 30,305
    Franklin Small Cap                                                                                                 843,534
    Templeton Growth Securities                                                                                        319,118
    Templeton International Securities                                                                                 901,763
    Templeton Developing Markets Securities                                                                            333,847
    Templeton Mutual Shares Securities                                                                                 392,012
    Franklin Large Cap Growth Securities                                                                               899,010
    Fidelity VIP Growth                                                                                                120,403
    Fidelity VIP II Contrafund                                                                                          18,421
    Fidelity VIP III Growth Opportunities                                                                               19,356
    Fidelity VIP III Growth & Income                                                                                    94,057
    Fidelity VIP Equity-Income                                                                                          43,183
    American Century VP Income & Growth                                                                                389,469
    American Century VP International                                                                                   74,678
    American Century VP Value                                                                                          228,572
    Dreyfus Stock Index                                                                                                199,421
    Dreyfus VIF Disciplined Stock                                                                                       41,254
    Dreyfus VIF Appreciation                                                                                           274,226
    INVESCO VIF Dynamics                                                                                               289,989
    INVESCO VIF High Yield                                                                                              76,850
    PIMCO High Yield Bond                                                                                                1,144
    PIMCO Low Duration Bond                                                                                              1,152
    PIMCO StocksPLUS Growth & Income                                                                                        93
    PIMCO Total Return Bond                                                                                            132,961
    Scudder International                                                                                              145,867
                                                                                                               ----------------
           Total net assets                                                                                      $ 206,913,017
                                                                                                               ================


See accompanying notes to financial statements.


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2000




                                                                                     Cova
                                            ---------------------------------------------------------------------------------------
                                             Lord Abbett
                                              Growth                                 Large                                 Small
                                                and         Bond      Developing      Cap       Mid-Cap      Quality        Cap
                                              Income      Debenture    Growth      Research      Value        Bond         Stock
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------


Income:
   Dividends                              $    583,253     781,078            -        5,813       5,499      395,083          139
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------

Expenses:
   Mortality and expense risk                  622,469     147,656       27,210       29,854      25,716       86,390      145,736
   Administrative fee                           74,627      17,678        3,265        3,582       3,074       10,367       17,465
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------
       Total expenses                          697,096     165,334       30,475       33,436      28,790       96,757      163,201
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------

       Net investment income (expense)        (113,843)    615,744      (30,475)     (27,623)    (23,291)     298,326     (163,062)
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                    282,068      11,201        6,462       13,407      16,381       13,462      177,868
   Realized gain distributions                 810,005           -      112,263      208,818      11,648            -      477,775
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------
       Net realized gain (loss)              1,092,073      11,201      118,725      222,225      28,029       13,462      655,643
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------

Change in unrealized appreciation
   (depreciation)                            5,598,117    (702,447)    (566,667)     105,443     944,576      340,464   (1,979,216)
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations           $  6,576,347     (75,502)    (478,417)     300,045     949,314      652,252   (1,486,635)
                                            ===========  ==========  ===========  ===========  ==========  ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2000




                                                            Cova                      GACC                   Russell
                                            --------------------------------------  ---------  -----------------------------------

                                               Large                                             Multi-
                                                Cap        Select     International   Money       Style      Aggressive
                                               Stock       Equity        Equity      Market      Equity       Equity     Non-U.S.
                                            -----------  -----------  ------------  ---------  -----------  ----------- ----------


Income:
   Dividends                              $    215,690      110,390        57,532          -       20,835        2,614      1,734
                                            -----------  -----------  ------------  ---------  -----------  ----------- ----------

Expenses:
   Mortality and expense risk                  425,249      275,850       161,740     25,801       52,058        8,925     22,753
   Administrative fee                           50,979       33,097        19,374      3,096        6,247        1,071      2,730
                                            -----------  -----------  ------------  ---------  -----------  ----------- ----------
       Total expenses                          476,228      308,947       181,114     28,897       58,305        9,996     25,483
                                            -----------  -----------  ------------  ---------  -----------  ----------- ----------

       Net investment income (expense)        (260,538)    (198,557)     (123,582)   (28,897)     (37,470)      (7,382)   (23,749)
                                            -----------  -----------  ------------  ---------  -----------  ----------- ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                    265,882      177,397       117,693     84,133      (13,037)     (21,330)     8,588
   Realized gain distributions               2,686,453    1,480,216       837,655    128,903      135,366       88,098    152,831
                                            -----------  -----------  ------------  ---------  -----------  ----------- ----------
       Net realized gain (loss)              2,952,335    1,657,613       955,348    213,036      122,329       66,768    161,419
                                            -----------  -----------  ------------  ---------  -----------  ----------- ----------

Change in unrealized appreciation
   (depreciation)                           (7,269,480)  (3,139,931)   (3,375,587)   (83,269)    (669,460)    (109,897)  (436,733)
                                            -----------  -----------  ------------  ---------  -----------  ----------- ----------

       Net increase (decrease) in net
         assets from operations           $ (4,577,683)  (1,680,875)   (2,543,821)   100,870     (584,601)     (50,511)  (299,063)
                                            ===========  ===========  ============  =========  ===========  =========== ==========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2000




                                                   Russell                           AIM                           Alliance
                                           ----------------------  ----------------------------------------  ----------------------

                                                         Real                       V.I.          V.I.                     Real
                                             Core       Estate        V.I.        Capital      International  Premier     Estate
                                             Bond     Securities      Value      Appreciation    Equity       Growth     Investment
                                           ---------  -----------  -----------  ------------  -------------  ---------  -----------


Income:
   Dividends                             $  136,883        9,783        7,174             -          1,612          -       14,859
                                           ---------  -----------  -----------  ------------  -------------  ---------  -----------

Expenses:
   Mortality and expense risk                32,653        2,190       54,830        31,731          6,114     42,840        4,416
   Administrative fee                         3,918          263        6,474         3,748            729      5,141          530
                                           ---------  -----------  -----------  ------------  -------------  ---------  -----------
       Total expenses                        36,571        2,453       61,304        35,479          6,843     47,981        4,946
                                           ---------  -----------  -----------  ------------  -------------  ---------  -----------

       Net investment income (expense)      100,312        7,330      (54,130)      (35,479)        (5,231)   (47,981)       9,913
                                           ---------  -----------  -----------  ------------  -------------  ---------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                 (26,975)       5,737       19,303       (27,939)         2,124     22,718         (160)
   Realized gain distributions                    -            -      249,924        92,892         41,256    172,921            -
                                           ---------  -----------  -----------  ------------  -------------  ---------  -----------
       Net realized gain (loss)             (26,975)       5,737      269,227        64,953         43,380    195,639         (160)
                                           ---------  -----------  -----------  ------------  -------------  ---------  -----------

Change in unrealized appreciation
   (depreciation)                           147,299       31,563   (1,119,748)     (671,370)      (203,374)  (912,267)      66,838
                                           ---------  -----------  -----------  ------------  -------------  ---------  -----------

       Net increase (decrease) in net
         assets from operations          $  220,636       44,630     (904,651)     (641,896)      (165,225)  (764,609)      76,591
                                           =========  ===========  ===========  ============  =============  =========  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2000




                                               Liberty                      Goldman Sachs                           Kemper
                                             ----------- --------------------------------------------------  ---------------------
                                               Newport                                                         Dreman
                                                Tiger     Growth                                                High       Small
                                                Fund,       and      International   Global      Internet      Return       Cap
                                              Variable    Income        Equity       Income      Tollkeeper    Equity     Growth
                                             ----------- ----------  ------------  -----------  -----------  ----------  ---------


Income:
   Dividends                               $        835      1,373             -        4,929            -           2          -
                                             ----------- ----------  ------------  -----------  -----------  ----------  ---------

Expenses:
   Mortality and expense risk                       926      3,968         4,843          529          293           1      2,334
   Administrative fee                               111        476           581           64           35           -        280
                                             ----------- ----------  ------------  -----------  -----------  ----------  ---------
       Total expenses                             1,037      4,444         5,424          593          328           1      2,614
                                             ----------- ----------  ------------  -----------  -----------  ----------  ---------

       Net investment income (expense)             (202)    (3,071)       (5,424)       4,336         (328)          1     (2,614)
                                             ----------- ----------  ------------  -----------  -----------  ----------  ---------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                       1,778     (1,188)        3,632          (10)         (65)          -      1,823
   Realized gain distributions                        -          -        21,494            -            -           6     15,923
                                             ----------- ----------  ------------  -----------  -----------  ----------  ---------
       Net realized gain (loss)                   1,778     (1,188)       25,126          (10)         (65)          6     17,746
                                             ----------- ----------  ------------  -----------  -----------  ----------  ---------

Change in unrealized appreciation
   (depreciation)                               (17,702)   (18,531)      (79,649)      (1,069)     (27,963)         20    (54,139)
                                             ----------- ----------  ------------  -----------  -----------  ----------  ---------

       Net increase (decrease) in net
         assets from operations            $    (16,126)   (22,790)      (59,947)       3,257      (28,356)         27    (39,007)
                                             =========== ==========  ============  ===========  ===========  ==========  =========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2000




                                                     Kemper                                     MFS
                                            ------------------------  -------------------------------------------------------------

                                               Small                                             Growth                  Emerging
                                                Cap       Government                              with       Emerging     Markets
                                               Value      Securities     Bond      Research      Income       Growth      Equity
                                            -----------  -----------  ----------  -----------  -----------  ----------- -----------


Income:
   Dividends                              $      1,357       16,192           5          386        7,124            -           -
                                            -----------  -----------  ----------  -----------  -----------  ----------- -----------

Expenses:
   Mortality and expense risk                    3,355        3,050           -       14,331       20,622       21,818         368
   Administrative fee                              403          366           -        1,720        2,475        2,618          44
                                            -----------  -----------  ----------  -----------  -----------  ----------- -----------
       Total expenses                            3,758        3,416           -       16,051       23,097       24,436         412
                                            -----------  -----------  ----------  -----------  -----------  ----------- -----------

       Net investment income (expense)          (2,401)      12,776           5      (15,665)     (15,973)     (24,436)       (412)
                                            -----------  -----------  ----------  -----------  -----------  ----------- -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                       (266)        (302)          -        6,805        9,610       28,220       1,092
   Realized gain distributions                       -            -           -       66,248       12,936       92,802           -
                                            -----------  -----------  ----------  -----------  -----------  ----------- -----------
       Net realized gain (loss)                   (266)        (302)          -       73,053       22,546      121,022       1,092
                                            -----------  -----------  ----------  -----------  -----------  ----------- -----------

Change in unrealized appreciation
   (depreciation)                               12,479       10,305           4     (156,546)     (26,711)    (524,031)     (7,757)
                                            -----------  -----------  ----------  -----------  -----------  ----------- -----------

       Net increase (decrease) in net
         assets from operations           $      9,812       22,779           9      (99,158)     (20,138)    (427,445)     (7,077)
                                            ===========  ===========  ==========  ===========  ===========  =========== ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2000




                                                             MFS                                      Oppenheimer
                                             -------------------------------------  -----------------------------------------------
                                                                                                   Main Street
                                                                                                    Growth
                                                High        Global         New        Capital         and        High
                                               Income     Governments   Discovery    Appreciation   Income      Income      Bond
                                             ----------  ------------  -----------  ------------  -----------  ---------  ---------


Income:
   Dividends                               $    19,987           574            -           586        2,033     26,961 #   58,840
                                             ----------  ------------  -----------  ------------  -----------  ---------  ---------

Expenses:
   Mortality and expense risk                    3,223           164            6         6,088        7,198      3,482      9,929
   Administrative fee                              387            20            1           731          864        418      1,191
                                             ----------  ------------  -----------  ------------  -----------  ---------  ---------
       Total expenses                            3,610           184            7         6,819        8,062      3,900     11,120
                                             ----------  ------------  -----------  ------------  -----------  ---------  ---------

       Net investment income (expense)          16,377           390           (7)       (6,233)      (6,029)    23,061     47,720
                                             ----------  ------------  -----------  ------------  -----------  ---------  ---------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                       (487)          (68)           -         2,678        1,133     (1,172)    (4,363)
   Realized gain distributions                       -             -            -        31,253       26,847          -          -
                                             ----------  ------------  -----------  ------------  -----------  ---------  ---------
       Net realized gain (loss)                   (487)          (68)           -        33,931       27,980     (1,172)    (4,363)
                                             ----------  ------------  -----------  ------------  -----------  ---------  ---------

Change in unrealized appreciation
   (depreciation)                              (38,731)          179          525       (42,590)     (84,411)   (38,816)    (5,745)
                                             ----------  ------------  -----------  ------------  -----------  ---------  ---------

       Net increase (decrease) in net
         assets from operations            $   (22,841)          501          518       (14,892)     (62,460)   (16,927)    37,612
                                             ==========  ============  ===========  ============  ===========  =========  =========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2000




                                           Oppenheimer                          Putnam                                    Templeton
                                          ------------  ---------------------------------------------------------------  -----------
                                                            VT                                                 VT
                                                          Growth       VT                      VT         International    Global
                                           Strategic        and        New        VT       International      New          Income
                                              Bond        Income      Value      Vista       Growth       Opportunities   Securities
                                          ------------  ----------- ---------  ---------  -------------  --------------  -----------


Income:
   Dividends                             $      6,969       28,041       388          -         32,837             141          523
                                          ------------  ----------- ---------  ---------  -------------  --------------  -----------

Expenses:
   Mortality and expense risk                   1,149       20,589       487      6,898         23,047           3,758          174
   Administrative fee                             138        2,471        58        828          2,766             451           21
                                          ------------  ----------- ---------  ---------  -------------  --------------  -----------
       Total expenses                           1,287       23,060       545      7,726         25,813           4,209          195
                                          ------------  ----------- ---------  ---------  -------------  --------------  -----------

       Net investment income (expense)          5,682        4,981      (157)    (7,726)         7,024          (4,068)         328
                                          ------------  ----------- ---------  ---------  -------------  --------------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      (256)     (15,439)        2      3,321         15,223          (1,779)         (17)
   Realized gain distributions                      -      132,025     1,375      4,804        142,429          13,226            -
                                          ------------  ----------- ---------  ---------  -------------  --------------  -----------
       Net realized gain (loss)                  (256)     116,586     1,377      8,125        157,652          11,447          (17)
                                          ------------  ----------- ---------  ---------  -------------  --------------  -----------

Change in unrealized appreciation
   (depreciation)                              (4,473)       6,304     8,370    (87,455)      (378,633)       (164,661)       1,247
                                          ------------  ----------- ---------  ---------  -------------  --------------  -----------

       Net increase (decrease) in net
         assets from operations          $        953      127,871     9,590    (87,056)      (213,957)       (157,282)       1,558
                                          ============  =========== =========  =========  =============  ==============  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2000




                                                                                  Templeton                               Fidelity
                                           ----------------------------------------------------------------------------  ----------
                                                                                                             Franklin
                                            Franklin                                Developing   Mutual      Large Cap
                                             Small      Growth     International    Markets      Shares       Growth        VIP
                                              Cap      Securities   Securities      Securities  Securities   Securities    Growth
                                           ---------  ----------- ---------------  ----------  -----------  -----------  ----------


Income:
   Dividends                             $    4,169        1,814          12,539       1,778        1,471        1,566          96
                                           ---------  ----------- ---------------  ----------  -----------  -----------  ----------

Expenses:
   Mortality and expense risk                 9,300        2,790           8,868       3,082        2,955        6,548       1,470
   Administrative fee                         1,116          309           1,064         370          355          752         176
                                           ---------  ----------- ---------------  ----------  -----------  -----------  ----------
       Total expenses                        10,416        3,099           9,932       3,452        3,310        7,300       1,646
                                           ---------  ----------- ---------------  ----------  -----------  -----------  ----------

       Net investment income (expense)       (6,247)      (1,285)          2,607      (1,674)      (1,839)      (5,734)     (1,550)
                                           ---------  ----------- ---------------  ----------  -----------  -----------  ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                  (8,240)        (143)         (2,218)      1,084          198           46         769
   Realized gain distributions                9,584       34,468          73,894           -        1,228       21,645       9,551
                                           ---------  ----------- ---------------  ----------  -----------  -----------  ----------
       Net realized gain (loss)               1,344       34,325          71,676       1,084        1,426       21,691      10,320
                                           ---------  ----------- ---------------  ----------  -----------  -----------  ----------

Change in unrealized appreciation
   (depreciation)                          (225,772)     (18,719)        (96,315)    (92,377)      35,307      (51,627)    (26,661)
                                           ---------  ----------- ---------------  ----------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets from operations          $ (230,675)      14,321         (22,032)    (92,967)      34,894      (35,670)    (17,891)
                                           =========  =========== ===============  ==========  ===========  ===========  ==========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2000




                                                                Fidelity                                American Century
                                            -------------------------------------------------  -----------------------------------
                                                                                                   VP
                                                            VIP III      VIP III       VIP       Income
                                              VIP II        Growth       Growth &    Equity-       &            VP           VP
                                             Contrafund   Opportunities   Income     Income      Growth     International  Value
                                            -----------  -------------  ----------  ---------  ----------  -------------  --------


Income:
   Dividends                              $         31            236       1,106        718          79              -        85
                                            -----------  -------------  ----------  ---------  ----------  -------------  --------

Expenses:
   Mortality and expense risk                      236            248       1,272        520       2,439            396     1,305
   Administrative fee                               28             30         153         62         293             48       157
                                            -----------  -------------  ----------  ---------  ----------  -------------  --------
       Total expenses                              264            278       1,425        582       2,732            444     1,462
                                            -----------  -------------  ----------  ---------  ----------  -------------  --------

       Net investment income (expense)            (233)           (42)       (319)       136      (2,653)          (444)   (1,377)
                                            -----------  -------------  ----------  ---------  ----------  -------------  --------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                       (151)          (184)       (309)      (239)        151           (163)      131
   Realized gain distributions                   1,112          1,195       7,220      2,705           -              2       217
                                            -----------  -------------  ----------  ---------  ----------  -------------  --------
       Net realized gain (loss)                    961          1,011       6,911      2,466         151           (161)      348
                                            -----------  -------------  ----------  ---------  ----------  -------------  --------

Change in unrealized appreciation
   (depreciation)                               (2,698)        (4,628)    (11,193)       404     (26,783)        (8,506)   32,087
                                            -----------  -------------  ----------  ---------  ----------  -------------  --------

       Net increase (decrease) in net
         assets from operations           $     (1,970)        (3,659)     (4,601)     3,006     (29,285)        (9,111)   31,058
                                            ===========  =============  ==========  =========  ==========  =============  ========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2000




                                                           Dreyfus                           INVESCO                 PIMCO
                                             ---------------------------------------  ----------------------  ---------------------

                                                             VIF                                     VIF        High        Low
                                               Stock      Disciplined      VIF           VIF        High        Yield    Duration
                                               Index        Stock      Appreciation    Dynamics     Yield       Bond       Bond
                                             ----------  -----------  --------------  ---------  -----------  --------- -----------


Income:
   Dividends                               $     1,306           90           1,790          -          721         12          10
                                             ----------  -----------  --------------  ---------  -----------  --------- -----------

Expenses:
   Mortality and expense risk                    1,359          419           2,040      2,247          403          1           1
   Administrative fee                              163           50             245        270           48          -           -
                                             ----------  -----------  --------------  ---------  -----------  --------- -----------
       Total expenses                            1,522          469           2,285      2,517          451          1           1
                                             ----------  -----------  --------------  ---------  -----------  --------- -----------

       Net investment income (expense)            (216)        (379)           (495)    (2,517)         270         11           9
                                             ----------  -----------  --------------  ---------  -----------  --------- -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                        174          324              11      2,583           21          -           -
   Realized gain distributions                   3,056          364           3,059        233            -          -           -
                                             ----------  -----------  --------------  ---------  -----------  --------- -----------
       Net realized gain (loss)                  3,230          688           3,070      2,816           21          -           -
                                             ----------  -----------  --------------  ---------  -----------  --------- -----------

Change in unrealized appreciation
   (depreciation)                              (12,869)      (2,372)         (6,335)   (26,419)      (7,607)        (8)          2
                                             ----------  -----------  --------------  ---------  -----------  --------- -----------

       Net increase (decrease) in net
         assets from operations            $    (9,855)      (2,063)         (3,760)   (26,120)      (7,316)         3          11
                                             ==========  ===========  ==============  =========  ===========  ========= ===========


See accompanying notes to financial statements.


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
Year ended December 31, 2000




                                                     PIMCO              Scudder
                                           ------------------------  ---------------

                                            StocksPLUS     Total
                                            Growth &      Return
                                             Income        Bond       International      Total
                                           -----------  -----------  ---------------  ------------


Income:
   Dividends                              $         6        2,717              231     2,592,625
                                           -----------  -----------  ---------------  ------------

Expenses:
   Mortality and expense risk                       -          514            1,186     2,444,410
   Administrative fee                               -           62              142       292,866
                                           -----------  -----------  ---------------  ------------
       Total expenses                               -          576            1,328     2,737,276
                                           -----------  -----------  ---------------  ------------

       Net investment income (expense)              6        2,141           (1,097)     (144,651)
                                           -----------  -----------  ---------------  ------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                         -           85             (876)    1,177,942
   Realized gain distributions                      4            -            4,699     8,422,628
                                           -----------  -----------  ---------------  ------------

       Net realized gain (loss)                     4           85            3,823     9,600,570
                                           -----------  -----------  ---------------  ------------

Change in unrealized appreciation
   (depreciation)                                 (20)       2,562          (23,597)  (16,299,470)
                                           -----------  -----------  ---------------  ------------

       Net increase (decrease) in net
         assets from operations           $       (10)       4,788          (20,871)   (6,843,551)
                                           ===========  ===========  ===============  ============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                                                                     Cova
                                            ---------------------------------------------------------------------------------------
                                             Lord Abbett
                                              Growth                                 Large                                 Small
                                                and         Bond      Developing      Cap       Mid-Cap      Quality        Cap
                                              Income      Debenture    Growth      Research      Value        Bond         Stock
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)      $   (113,843)    615,744      (30,475)     (27,623)    (23,291)     298,326     (163,062)
     Net realized gain (loss)                1,092,073      11,201      118,725      222,225      28,029       13,462      655,643
     Change in unrealized appreciation
         (depreciation)                      5,598,117    (702,447)    (566,667)     105,443     944,576      340,464   (1,979,216)
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------
       Net increase (decrease) from
         operations                          6,576,347     (75,502)    (478,417)     300,045     949,314      652,252   (1,486,635)
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------

Contract transactions:
   Cova payments                                   100         100          100          100         100          100          100
   Cova redemptions                               (125)          -            -            -           -            -            -
   Payments received from contract
     owners                                    807,957     279,276      333,386       42,032     154,841      155,379      387,639
   Transfers between sub-accounts
     (including fixed account), net          2,530,834     402,957      797,274      511,653     945,187     (290,570)     881,627
   Transfers for contract benefits and
     terminations                           (2,472,334)   (759,941)     (87,749)    (105,752)    (72,929)    (461,802)    (552,819)
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                          866,432     (77,608)   1,043,011      448,033   1,027,199     (596,893)     716,547
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------

       Net increase (decrease) in net
         assets                              7,442,779    (153,110)     564,594      748,078   1,976,513       55,359     (770,088)
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------

Net assets at beginning of period           49,100,130   11,835,913   1,879,640    2,083,694   1,437,296    7,280,387   11,345,806
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------
Net assets at end of period               $ 56,542,909   11,682,803   2,444,234    2,831,772   3,413,809    7,335,746   10,575,718
                                            ===========  ==========  ===========  ===========  ==========  ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                                         Cova                        GACC                    Russell
                                          --------------------------------------  -----------  ------------------------------------

                                            Large                                                Multi-
                                             Cap        Select      International    Money       Style      Aggressive
                                            Stock       Equity        Equity        Market       Equity      Equity      Non-U.S.
                                          ----------  -----------  -------------  -----------  ----------  -----------  -----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)     $ (260,538)    (198,557)      (123,582)     (28,897)    (37,470)      (7,382)     (23,749)
     Net realized gain (loss)             2,952,335    1,657,613        955,348      213,036     122,329       66,768      161,419
     Change in unrealized appreciation
         (depreciation)                  (7,269,480) (3,139,931)    (3,375,587)     (83,269)   (669,460)    (109,897)    (436,733)
                                          ----------  -----------  -------------  -----------  ----------  -----------  -----------
       Net increase (decrease) from
         operations                       (4,577,683) (1,680,875)    (2,543,821)     100,870    (584,601)     (50,511)    (299,063)
                                          ----------  -----------  -------------  -----------  ----------  -----------  -----------

Contract transactions:
   Cova payments                                100          100            100          100           -            -            -
   Cova redemptions                               -            -              -            -           -            -            -
   Payments received from contract
     owners                               1,276,625      391,376        261,744      632,008   1,370,731      191,329      584,749
   Transfers between sub-accounts
     (including fixed account), net       2,349,677      440,356        984,696     (177,690)    979,321      271,187      456,067
   Transfers for contract benefits and
     terminations                         (1,549,750) (1,166,850)      (610,329)    (285,448)   (256,731)      (9,089)    (131,849)
                                          ----------  -----------  -------------  -----------  ----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                     2,076,652     (335,018)       636,211      168,970   2,093,321      453,427      908,967
                                          ----------  -----------  -------------  -----------  ----------  -----------  -----------

       Net increase (decrease) in net
         assets                           (2,501,031) (2,015,893)    (1,907,610)     269,840   1,508,720      402,916      609,904
                                          ----------  -----------  -------------  -----------  ----------  -----------  -----------

Net assets at beginning of period         34,554,420  22,759,008     13,704,098    1,820,824   3,146,894      462,732    1,453,739
                                          ----------  -----------  -------------  -----------  ----------  -----------  -----------
Net assets at end of period              $32,053,389  20,743,115     11,796,488    2,090,664   4,655,614      865,648    2,063,643
                                          ==========  ===========  =============  ===========  ==========  ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                                  Russell                            AIM                            Alliance
                                          ----------------------  ----------------------------------------- ------------------------

                                                         Real                     V.I.            V.I.                      Real
                                             Core       Estate       V.I.        Capital      International   Premier      Estate
                                             Bond      Securities   Value      Appreciation      Equity       Growth      Investment
                                          -----------  ---------  ----------  -------------  -------------- -----------  -----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)    $    100,312      7,330     (54,130)       (35,479)         (5,231)    (47,981)       9,913
     Net realized gain (loss)                (26,975)     5,737     269,227         64,953          43,380     195,639         (160)
     Change in unrealized appreciation
         (depreciation)                      147,299     31,563   (1,119,748)     (671,370)       (203,374)   (912,267)      66,838
                                          -----------  ---------  ----------  -------------  -------------- -----------  -----------
       Net increase (decrease) from
         operations                          220,636     44,630    (904,651)      (641,896)       (165,225)   (764,609)      76,591
                                          -----------  ---------  ----------  -------------  -------------- -----------  -----------

Contract transactions:
   Cova payments                                   -          -         100            100             100           -            -
   Cova redemptions                                -        (91)        (83)           (79)              -           -            -
   Payments received from contract
     owners                                  790,418    142,001   1,180,153        865,651         189,313   1,406,682      160,959
   Transfers between sub-accounts
     (including fixed account), net         (170,356)    41,168   2,923,833      2,146,798         295,028     798,100       69,464
   Transfers for contract benefits and
     terminations                           (210,833)   (22,054)   (125,116)       (81,972)         (9,710)   (118,874)      (5,443)
                                          -----------  ---------  ----------  -------------  -------------- -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                        409,229    161,024   3,978,887      2,930,498         474,731   2,085,908      224,980
                                          -----------  ---------  ----------  -------------  -------------- -----------  -----------

       Net increase (decrease) in net
         assets                              629,865    205,654   3,074,236      2,288,602         309,506   1,321,299      301,571
                                          -----------  ---------  ----------  -------------  -------------- -----------  -----------

Net assets at beginning of period          2,299,112     55,595   2,659,000      1,064,575         337,336   2,495,827      219,937
                                          -----------  ---------  ----------  -------------  -------------- -----------  -----------
Net assets at end of period             $  2,928,977    261,249   5,733,236      3,353,177         646,842   3,817,126      521,508
                                          ===========  =========  ==========  =============  ============== ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                               Liberty                        Goldman Sachs                          Kemper
                                             -----------  -------------------------------------------------  -----------------------
                                               Newport                                                         Dreman
                                                Tiger       Growth                                              High        Small
                                                Fund,        and       International  Global     Internet      Return        Cap
                                              Variable      Income       Equity       Income     Tollkeeper    Equity       Growth
                                             -----------  ----------- -------------  ---------  -----------  -----------  ----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)       $       (202)      (3,071)       (5,424)     4,336         (328)           1      (2,614)
     Net realized gain (loss)                     1,778       (1,188)       25,126        (10)         (65)           6      17,746
     Change in unrealized appreciation
         (depreciation)                         (17,702)     (18,531)      (79,649)    (1,069)     (27,963)          20     (54,139)
                                             -----------  ----------- -------------  ---------  -----------  -----------  ----------
       Net increase (decrease) from
         operations                             (16,126)     (22,790)      (59,947)     3,257      (28,356)          27     (39,007)
                                             -----------  ----------- -------------  ---------  -----------  -----------  ----------

Contract transactions:
   Cova payments                                      -            -             -          -          100            -           -
   Cova redemptions                                   -            -             -          -          (94)           -           -
   Payments received from contract
     owners                                      57,854       64,668         6,341     15,254       32,372            -      45,209
   Transfers between sub-accounts
     (including fixed account), net              17,746       56,680        18,903      2,691       78,027            -     104,501
   Transfers for contract benefits and
     terminations                                (8,257)      (8,286)       (4,901)       (81)        (419)           -      (6,720)
                                             -----------  ----------- -------------  ---------  -----------  -----------  ----------
       Net increase (decrease) in net
         assets from contract
         transactions                            67,343      113,062        20,343     17,864      109,986            -     142,990
                                             -----------  ----------- -------------  ---------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets                                  51,217       90,272       (39,604)    21,121       81,630           27     103,983
                                             -----------  ----------- -------------  ---------  -----------  -----------  ----------

Net assets at beginning of period                40,642      282,267       401,830     33,414            -           93     127,059
                                             -----------  ----------- -------------  ---------  -----------  -----------  ----------
Net assets at end of period                $     91,859      372,539       362,226     54,535       81,630          120     231,042
                                             ===========  =========== =============  =========  ===========  ===========  ==========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                                        Kemper                                    MFS
                                             -------------------------  -----------------------------------------------------------

                                               Small                                             Growth                  Emerging
                                                Cap       Government                              with      Emerging      Markets
                                               Value      Securities      Bond     Research      Income      Growth       Equity
                                             ----------  -------------  --------  -----------  ----------  -----------  -----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)       $    (2,401)        12,776         5      (15,665)    (15,973)     (24,436)        (412)
     Net realized gain (loss)                     (266)          (302)        -       73,053      22,546      121,022        1,092
     Change in unrealized appreciation
         (depreciation)                         12,479         10,305         4     (156,546)    (26,711)    (524,031)      (7,757)
                                             ----------  -------------  --------  -----------  ----------  -----------  -----------
       Net increase (decrease) from
         operations                              9,812         22,779         9      (99,158)    (20,138)    (427,445)      (7,077)
                                             ----------  -------------  --------  -----------  ----------  -----------  -----------

Contract transactions:
   Cova payments                                     -              -         -            -           -            -            -
   Cova redemptions                                  -              -         -            -           -            -            -
   Payments received from contract
     owners                                     24,057          6,688         -      197,383     329,777      471,678            -
   Transfers between sub-accounts
     (including fixed account), net             41,806         29,798         -      292,378     196,164      298,391       (3,490)
   Transfers for contract benefits and
     terminations                               (2,853)        (7,909)        -      (35,588)    (69,435)     (69,434)           9
                                             ----------  -------------  --------  -----------  ----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                           63,010         28,577         -      454,173     456,506      700,635       (3,481)
                                             ----------  -------------  --------  -----------  ----------  -----------  -----------

       Net increase (decrease) in net
         assets                                 72,822         51,356         9      355,015     436,368      273,190      (10,558)
                                             ----------  -------------  --------  -----------  ----------  -----------  -----------

Net assets at beginning of period              246,434        219,690       103      925,882   1,435,199    1,443,871       34,950
                                             ----------  -------------  --------  -----------  ----------  -----------  -----------
Net assets at end of period                $   319,256        271,046       112    1,280,897   1,871,567    1,717,061       24,392
                                             ==========  =============  ========  ===========  ==========  ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                                            MFS                                      Oppenheimer
                                            ------------------------------------  -------------------------------------------------
                                                                                                  Main Street
                                                                                                   Growth
                                               High       Global         New         Capital         and         High
                                              Income    Governments    Discovery   Appreciation    Income       Income      Bond
                                            ---------- -------------  ----------  -------------  -----------  ----------- ---------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)      $    16,377           390          (7)        (6,233)      (6,029)      23,061    47,720
     Net realized gain (loss)                    (487)          (68)          -         33,931       27,980       (1,172)   (4,363)
     Change in unrealized appreciation
         (depreciation)                       (38,731)          179         525        (42,590)     (84,411)     (38,816)   (5,745)
                                            ---------- -------------  ----------  -------------  -----------  ----------- ---------
       Net increase (decrease) from
         operations                           (22,841)          501         518        (14,892)     (62,460)     (16,927)   37,612
                                            ---------- -------------  ----------  -------------  -----------  ----------- ---------

Contract transactions:
   Cova payments                                    -             -         100              -            -            -         -
   Cova redemptions                                 -             -           -              -            -            -         -
   Payments received from contract
     owners                                    42,552             -       5,000        200,791       88,096       63,566    67,041
   Transfers between sub-accounts
     (including fixed account), net            37,693         5,193       2,000         74,093      171,184       16,844    70,967
   Transfers for contract benefits and
     terminations                              (3,041)       (1,655)          -        (16,207)     (17,628)      (7,955)  (36,177)
                                            ---------- -------------  ----------  -------------  -----------  ----------- ---------
       Net increase (decrease) in net
         assets from contract
         transactions                          77,204         3,538       7,100        258,677      241,652       72,455   101,831
                                            ---------- -------------  ----------  -------------  -----------  ----------- ---------

       Net increase (decrease) in net
         assets                                54,363         4,039       7,618        243,785      179,192       55,528   139,443
                                            ---------- -------------  ----------  -------------  -----------  ----------- ---------

Net assets at beginning of period             223,001        10,770           -        273,287      429,380      261,062   735,453
                                            ---------- -------------  ----------  -------------  -----------  ----------- ---------
Net assets at end of period               $   277,364        14,809       7,618        517,072      608,572      316,590   874,896
                                            ========== =============  ==========  =============  ===========  =========== =========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                            Oppenheimer                          Putnam                                  Templeton
                                           ------------  -------------------------------------------------------------  -----------
                                                             VT                                                VT
                                                           Growth        VT                     VT        International   Global
                                            Strategic        and        New        VT      International      New         Income
                                               Bond        Income      Value      Vista       Growth      Opportunities Securities
                                           ------------  -----------  --------  ---------  -------------  ------------  -----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)     $       5,682        4,981      (157)    (7,726)         7,024        (4,068)         328
     Net realized gain (loss)                     (256)     116,586     1,377      8,125        157,652        11,447          (17)
     Change in unrealized appreciation
         (depreciation)                         (4,473)       6,304     8,370    (87,455)      (378,633)     (164,661)       1,247
                                           ------------  -----------  --------  ---------  -------------  ------------  -----------
       Net increase (decrease) from
         operations                                953      127,871     9,590    (87,056)      (213,957)     (157,282)       1,558
                                           ------------  -----------  --------  ---------  -------------  ------------  -----------

Contract transactions:
   Cova payments                                     -            -         -          -              -             -          100
   Cova redemptions                               (104)           -         -          -              -             -            -
   Payments received from contract
     owners                                     31,426      200,253         -    242,323        566,034       232,212        2,499
   Transfers between sub-accounts
     (including fixed account), net              8,650      286,650    40,917    323,998        231,117        38,941       18,801
   Transfers for contract benefits and
     terminations                               (1,392)     (57,392)     (584)    (8,360)       (60,820)       (1,594)        (369)
                                           ------------  -----------  --------  ---------  -------------  ------------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                           38,580      429,511    40,333    557,961        736,331       269,559       21,031
                                           ------------  -----------  --------  ---------  -------------  ------------  -----------

       Net increase (decrease) in net
         assets                                 39,533      557,382    49,923    470,905        522,374       112,277       22,589
                                           ------------  -----------  --------  ---------  -------------  ------------  -----------

Net assets at beginning of period               77,336    1,502,396    24,306    315,132      1,518,543       199,355        7,716
                                           ------------  -----------  --------  ---------  -------------  ------------  -----------
Net assets at end of period              $     116,869    2,059,778    74,229    786,037      2,040,917       311,632       30,305
                                           ============  ===========  ========  =========  =============  ============  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                                                                Templeton                                Fidelity
                                            --------------------------------------------------------------------------  -----------
                                                                                                            Franklin
                                             Franklin                              Developing    Mutual     Large Cap
                                              Small      Growth    International    Markets      Shares      Growth         VIP
                                               Cap      Securities  Securities     Securities   Securities  Securities    Growth
                                            ----------  ---------  -------------  -----------  ----------  -----------  -----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)      $    (6,247)    (1,285)         2,607       (1,674)     (1,839)      (5,734)      (1,550)
     Net realized gain (loss)                   1,344     34,325         71,676        1,084       1,426       21,691       10,320
     Change in unrealized appreciation
         (depreciation)                      (225,772)   (18,719)       (96,315)     (92,377)     35,307      (51,627)     (26,661)
                                            ----------  ---------  -------------  -----------  ----------  -----------  -----------
       Net increase (decrease) from
         operations                          (230,675)    14,321        (22,032)     (92,967)     34,894      (35,670)     (17,891)
                                            ----------  ---------  -------------  -----------  ----------  -----------  -----------

Contract transactions:
   Cova payments                                  100        100            100            -           -          100            -
   Cova redemptions                                 -          -              -            -           -            -            -
   Payments received from contract
     owners                                   156,591     47,444        163,497      177,562     196,418      108,794       41,253
   Transfers between sub-accounts
     (including fixed account), net           801,956    141,916        221,214      111,600      67,598      702,954       12,425
   Transfers for contract benefits and
     terminations                             (12,468)      (372)       (28,250)     (14,513)     (5,469)     (33,933)        (314)
                                            ----------  ---------  -------------  -----------  ----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                         946,179    189,088        356,561      274,649     258,547      777,915       53,364
                                            ----------  ---------  -------------  -----------  ----------  -----------  -----------

       Net increase (decrease) in net
         assets                               715,504    203,409        334,529      181,682     293,441      742,245       35,473
                                            ----------  ---------  -------------  -----------  ----------  -----------  -----------

Net assets at beginning of period             128,030    115,709        567,234      152,165      98,571      156,765       84,930
                                            ----------  ---------  -------------  -----------  ----------  -----------  -----------
Net assets at end of period               $   843,534    319,118        901,763      333,847     392,012      899,010      120,403
                                            ==========  =========  =============  ===========  ==========  ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                                                 Fidelity                                American Century
                                           --------------------------------------------------  -------------------------------------
                                                                                                   VP
                                                           VIP III       VIP III       VIP       Income
                                             VIP II        Growth       Growth &     Equity-        &            VP           VP
                                            Contrafund   Opportunities   Income      Income      Growth      International   Value
                                           -----------  -------------  -----------  ---------  -----------  -------------  ---------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)     $       (233)           (42)        (319)       136       (2,653)          (444)    (1,377)
     Net realized gain (loss)                     961          1,011        6,911      2,466          151           (161)       348
     Change in unrealized appreciation
         (depreciation)                        (2,698)        (4,628)     (11,193)       404      (26,783)        (8,506)    32,087
                                           -----------  -------------  -----------  ---------  -----------  -------------  ---------
       Net increase (decrease) from
         operations                            (1,970)        (3,659)      (4,601)     3,006      (29,285)        (9,111)    31,058
                                           -----------  -------------  -----------  ---------  -----------  -------------  ---------

Contract transactions:
   Cova payments                                    -              -            -          -            -              -          -
   Cova redemptions                                 -              -            -          -          (91)             -       (112)
   Payments received from contract
     owners                                     7,146         15,548        9,845          -      346,735         63,116    133,614
   Transfers between sub-accounts
     (including fixed account), net             6,303          1,877        3,743      3,657       69,654         21,599     62,701
   Transfers for contract benefits and
     terminations                              (2,545)          (742)      (6,844)    (1,804)      (8,045)        (1,051)    (3,920)
                                           -----------  -------------  -----------  ---------  -----------  -------------  ---------
       Net increase (decrease) in net
         assets from contract
         transactions                          10,904         16,683        6,744      1,853      408,253         83,664    192,283
                                           -----------  -------------  -----------  ---------  -----------  -------------  ---------

       Net increase (decrease) in net
         assets                                 8,934         13,024        2,143      4,859      378,968         74,553    223,341
                                           -----------  -------------  -----------  ---------  -----------  -------------  ---------

Net assets at beginning of period               9,487          6,332       91,914     38,324       10,501            125      5,231
                                           -----------  -------------  -----------  ---------  -----------  -------------  ---------
Net assets at end of period              $     18,421         19,356       94,057     43,183      389,469         74,678    228,572
                                           ===========  =============  ===========  =========  ===========  =============  =========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                                          Dreyfus                           INVESCO                   PIMCO
                                           --------------------------------------  ------------------------ ------------------------

                                                           VIF                                      VIF        High          Low
                                              Stock      Disciplined     VIF           VIF         High        Yield      Duration
                                              Index       Stock      Appreciation   Dynamics       Yield       Bond         Bond
                                           -----------  ----------  -------------  -----------  ----------- -----------  -----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)     $       (216)       (379)          (495)      (2,517)         270          11            9
     Net realized gain (loss)                   3,230         688          3,070        2,816           21           -            -
     Change in unrealized appreciation
         (depreciation)                       (12,869)     (2,372)        (6,335)     (26,419)      (7,607)         (8)           2
                                           -----------  ----------  -------------  -----------  ----------- -----------  -----------
       Net increase (decrease) from
         operations                            (9,855)     (2,063)        (3,760)     (26,120)      (7,316)          3           11
                                           -----------  ----------  -------------  -----------  ----------- -----------  -----------

Contract transactions:
   Cova payments                                    -           -              -            -            -           -            -
   Cova redemptions                               (93)          -            (99)        (107)           -           -            -
   Payments received from contract
     owners                                   113,426      48,129        238,237      275,327       67,574           -            -
   Transfers between sub-accounts
     (including fixed account), net            97,960      (2,632)        45,173       24,157        6,738       1,040        1,041
   Transfers for contract benefits and
     terminations                              (2,120)     (2,283)        (5,426)      (5,018)        (234)          -            -
                                           -----------  ----------  -------------  -----------  ----------- -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                         209,173      43,214        277,885      294,359       74,078       1,040        1,041
                                           -----------  ----------  -------------  -----------  ----------- -----------  -----------

       Net increase (decrease) in net
         assets                               199,318      41,151        274,125      268,239       66,762       1,043        1,052
                                           -----------  ----------  -------------  -----------  ----------- -----------  -----------

Net assets at beginning of period                 103         103            101       21,750       10,088         101          100
                                           -----------  ----------  -------------  -----------  ----------- -----------  -----------
Net assets at end of period              $    199,421      41,254        274,226      289,989       76,850       1,144        1,152
                                           ===========  ==========  =============  ===========  =========== ===========  ===========


See accompanying notes to financial statements.


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                                       PIMCO              Scudder
                                              -----------------------  ----------------

                                               StocksPLUS    Total
                                               Growth &     Return
                                                Income       Bond       International         Total
                                              ----------- -----------  ----------------  ---------------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)        $          6       2,141            (1,097)        (144,651)
     Net realized gain (loss)                          4          85             3,823        9,600,570
     Change in unrealized appreciation
         (depreciation)                              (20)      2,562           (23,597)     (16,299,470)
                                              ----------- -----------  ----------------  ---------------
       Net increase (decrease) from
         operations                                  (10)      4,788           (20,871)      (6,843,551)
                                              ----------- -----------  ----------------  ---------------

Contract transactions:
   Cova payments                                       -           -                 -            2,100
   Cova redemptions                                    -        (107)              (89)          (1,274)
   Payments received from contract
     owners                                            -      91,575           136,901       17,036,055
   Transfers between sub-accounts
     (including fixed account), net                    -      22,172            25,907       22,098,007
   Transfers for contract benefits and
     terminations                                      -        (562)           (3,248)      (9,663,583)
                                              ----------- -----------  ----------------  ---------------
       Net increase (decrease) in net
         assets from contract
         transactions                                  -     113,078           159,471       29,471,305
                                              ----------- -----------  ----------------  ---------------

       Net increase (decrease) in net
         assets                                      (10)    117,866           138,600       22,627,754
                                              ----------- -----------  ----------------  ---------------

Net assets at beginning of period                    103      15,095             7,267      184,285,263
                                              ----------- -----------  ----------------  ---------------
Net assets at end of period                 $         93     132,961           145,867      206,913,017
                                              =========== ===========  ================  ===============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                                                      Cova
                                             ---------------------------------------------------------------------------------------
                                                                                      VKAC      Lord Abbett
                                                                                     Growth       Growth
                                              Quality       Money        Stock        and          and          Bond      Developing
                                               Income       Market       Index       Income       Income     Debenture     Growth
                                             -----------  -----------  ----------- -----------  -----------  -----------  ----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)        $    27,520          141       12,910      13,052     (606,692)      65,126     (17,312)
     Net realized gain (loss)                   (16,883)           -      540,793     320,050       84,440       92,020       3,868
     Change in unrealized appreciation
         (depreciation)                         (19,209)           -     (491,713)   (316,285)   4,841,111       63,985     402,539
                                             -----------  -----------  ----------- -----------  -----------  -----------  ----------
       Net increase (decrease) from
         operations                              (8,572)         141       61,990      16,817    4,318,859      221,131     389,095
                                             -----------  -----------  ----------- -----------  -----------  -----------  ----------

Contract transactions:
   Cova payments                                      -            -            -           -            -            -           -
   Cova redemptions                                   -            -            -           -            -            -           -
   Payments received from contract
     owners                                           -            -            -           -      944,389      381,414     194,722
   Transfers between sub-accounts
     (including fixed account), net            (762,919)    (267,611)  (2,368,403) (2,135,471)  46,839,738    3,039,279     525,525
   Transfers for contract benefits and
     terminations                                     -            -            -           -   (3,002,856)  (1,006,153)    (14,699)
                                             -----------  -----------  ----------- -----------  -----------  -----------  ----------
       Net increase (decrease) in net
         assets from contract
         transactions                          (762,919)    (267,611)  (2,368,403) (2,135,471)  44,781,271    2,414,540     705,548
                                             -----------  -----------  ----------- -----------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets                                (771,491)    (267,470)  (2,306,413) (2,118,654)  49,100,130    2,635,671   1,094,643

Net assets at beginning of period               771,491      267,470    2,306,413   2,118,654            -    9,200,242     784,997
                                             -----------  -----------  ----------- -----------  -----------  -----------  ----------
Net assets at end of period                 $         -            -            -           -   49,100,130   11,835,913   1,879,640
                                             ===========  ===========  =========== ===========  ===========  ===========  ==========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                                                   Cova
                                          ------------------------------------------------------------------------------------------

                                            Large                                 Small        Large
                                             Cap        Mid-Cap      Quality       Cap          Cap        Select     International
                                           Research      Value        Bond        Stock        Stock       Equity        Equity
                                          -----------  -----------  ----------  -----------  -----------  ----------  --------------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)    $    (15,348)     (14,903)    (21,163)     (96,662)    (378,826)   (233,433)       (101,424)
     Net realized gain (loss)                  5,023        8,245      53,895       93,813    1,368,526   1,996,371         266,171
     Change in unrealized appreciation
         (depreciation)                      318,972       59,675    (245,367)   3,442,246    3,428,923    (112,938)      2,686,189
                                          -----------  -----------  ----------  -----------  -----------  ----------  --------------
       Net increase (decrease) from
         operations                          308,647       53,017    (212,635)   3,439,397    4,418,623   1,650,000       2,850,936
                                          -----------  -----------  ----------  -----------  -----------  ----------  --------------

Contract transactions:
   Cova payments                                   -            -           -            -            -           -               -
   Cova redemptions                                -            -           -            -            -           -               -
   Payments received from contract
     owners                                  267,991       87,258     531,392       82,315    1,374,292     724,675         196,744
   Transfers between sub-accounts
     (including fixed account), net          951,597      444,509   1,586,506      260,071    8,980,569   3,816,573       1,146,758
   Transfers for contract benefits and
     terminations                            (34,563)     (39,485)   (594,581)    (790,063)  (2,219,709)  (1,316,313)      (535,952)
                                          -----------  -----------  ----------  -----------  -----------  ----------  --------------
       Net increase (decrease) in net
         assets from contract
         transactions                      1,185,025      492,282   1,523,317     (447,677)   8,135,152   3,224,935         807,550
                                          -----------  -----------  ----------  -----------  -----------  ----------  --------------

       Net increase (decrease) in net
         assets                            1,493,672      545,299   1,310,682    2,991,720   12,553,775   4,874,935       3,658,486

Net assets at beginning of period            590,022      891,997   5,969,705    8,354,086   22,000,645   17,884,073     10,045,612
                                          -----------  -----------  ----------  -----------  -----------  ----------  --------------
Net assets at end of period             $  2,083,694    1,437,296   7,280,387   11,345,806   34,554,420   22,759,008     13,704,098
                                          ===========  ===========  ==========  ===========  ===========  ==========  ==============


See accompanying notes to financial statements.


COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                               GACC      Lord Abbett                             Russell
                                            -----------  ------------  -------------------------------------------------------------

                                                           Growth        Multi-                                             Real
                                              Money          and         Style     Aggressive                   Core       Estate
                                              Market       Income        Equity      Equity      Non-U.S.       Bond      Securities
                                            -----------  ------------  ----------- -----------  -----------  -----------  ----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)      $    (23,466)      (11,533)     (12,727)     (3,012)       2,936       75,536       1,666
     Net realized gain (loss)                   43,206     4,505,534      156,788       1,890       38,419       42,881           1
     Change in unrealized appreciation
         (depreciation)                         41,929    (2,782,796)     144,413      40,836      257,725     (145,900)       (393)
                                            -----------  ------------  ----------- -----------  -----------  -----------  ----------
       Net increase (decrease) from
         operations                             61,669     1,711,205      288,474      39,714      299,080      (27,483)      1,274
                                            -----------  ------------  ----------- -----------  -----------  -----------  ----------

Contract transactions:
   Cova payments                                     -             -            -           -            -            -         100
   Cova redemptions                                  -             -            -           -            -            -           -
   Payments received from contract
     owners                                    455,426        60,200    1,215,160     190,633      485,053      661,201      25,949
   Transfers between sub-accounts
     (including fixed account), net            672,683   (38,834,205)   1,175,694     179,643      527,338    1,142,901      28,474
   Transfers for contract benefits and
     terminations                             (808,459)      (34,968)    (148,907)    (33,783)     (61,918)    (131,305)       (202)
                                            -----------  ------------  ----------- -----------  -----------  -----------  ----------
       Net increase (decrease) in net
         assets from contract
         transactions                          319,650   (38,808,973)   2,241,947     336,493      950,473    1,672,797      54,321
                                            -----------  ------------  ----------- -----------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets                                381,319   (37,097,768)   2,530,421     376,207    1,249,553    1,645,314      55,595

Net assets at beginning of period            1,439,505    37,097,768      616,473      86,525      204,186      653,798           -
                                            -----------  ------------  ----------- -----------  -----------  -----------  ----------
Net assets at end of period               $  1,820,824             -    3,146,894     462,732    1,453,739    2,299,112      55,595
                                            ===========  ============  =========== ===========  ===========  ===========  ==========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                           AIM                           Alliance           Liberty    Goldman Sachs
                                          -------------------------------------- -----------------------  -----------  -----------
                                                                                                           Newport
                                                         V.I.          V.I.                     Real        Tiger        Growth
                                            V.I.        Capital     International Premier      Estate       Fund,         and
                                            Value     Appreciation    Equity      Growth     Investment    Variable      Income
                                          ----------  ------------  ------------ ----------  -----------  -----------  -----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)    $    (8,907)       (3,830)         (925)   (23,399)       5,156         (148)         466
     Net realized gain (loss)                40,142        20,438         9,644     48,259       (4,604)         106          359
     Change in unrealized appreciation
         (depreciation)                     311,587       206,131       107,456    463,999      (13,176)      15,947        6,892
                                          ----------  ------------  ------------ ----------  -----------  -----------  -----------
       Net increase (decrease) from
         operations                         342,822       222,739       116,175    488,859      (12,624)      15,905        7,717
                                          ----------  ------------  ------------ ----------  -----------  -----------  -----------

Contract transactions:
   Cova payments                                  -             -             -          -            -            -            -
   Cova redemptions                            (135)         (117)            -          -            -            -            -
   Payments received from contract
     owners                                 646,993       272,306        53,431    417,182       16,568        2,495       13,612
   Transfers between sub-accounts
     (including fixed account), net       1,658,069       505,453        (4,431)   799,089       50,292            -      132,926
   Transfers for contract benefits and
     terminations                           (26,208)       (1,538)       (2,052)  (128,479)     (10,924)           -       (1,905)
                                          ----------  ------------  ------------ ----------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                     2,278,719       776,104        46,948  1,087,792       55,936        2,495      144,633
                                          ----------  ------------  ------------ ----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                           2,621,541       998,843       163,123  1,576,651       43,312       18,400      152,350

Net assets at beginning of period            37,459        65,732       174,213    919,176      176,625       22,242      129,917
                                          ----------  ------------  ------------ ----------  -----------  -----------  -----------
Net assets at end of period             $ 2,659,000     1,064,575       337,336  2,495,827      219,937       40,642      282,267
                                          ==========  ============  ============ ==========  ===========  ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                    Goldman Sachs                             Kemper                         MFS
                                            --------------------------  ------------------------------------------------  --------
                                                                         Dreman
                                                                          High       Small        Small
                                            International    Global      Return       Cap          Cap      Government
                                               Equity        Income      Equity      Growth       Value     Securities     Bond
                                            -------------  -----------  ---------  -----------  ----------  ------------  --------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)      $        1,418          628          -       (1,051)     (1,009)        1,697         2
     Net realized gain (loss)                     26,083          166          1        1,110      (2,773)         (721)        -
     Change in unrealized appreciation
         (depreciation)                           59,308       (1,589)       (13)      33,083      10,537          (130)       (4)
                                            -------------  -----------  ---------  -----------  ----------  ------------  --------
       Net increase (decrease) from
         operations                               86,809         (795)       (12)      33,142       6,755           846        (2)
                                            -------------  -----------  ---------  -----------  ----------  ------------  --------

Contract transactions:
   Cova payments                                       -            -          -            -           -             -         -
   Cova redemptions                                    -            -          -            -           -          (106)        -
   Payments received from contract
     owners                                       24,746            -          -       17,391      46,547        44,475         -
   Transfers between sub-accounts
     (including fixed account), net              111,590        1,800          -       34,658      60,475       163,109         -
   Transfers for contract benefits and
     terminations                                 (2,368)         (63)         -       (2,889)    (13,286)      (15,420)        -
                                            -------------  -----------  ---------  -----------  ----------  ------------  --------
       Net increase (decrease) in net
         assets from contract
         transactions                            133,968        1,737          -       49,160      93,736       192,058         -
                                            -------------  -----------  ---------  -----------  ----------  ------------  --------

       Net increase (decrease) in net
         assets                                  220,777          942        (12)      82,302     100,491       192,904        (2)

Net assets at beginning of period                181,053       32,472        105       44,757     145,943        26,786       105
                                            -------------  -----------  ---------  -----------  ----------  ------------  --------
Net assets at end of period               $      401,830       33,414         93      127,059     246,434       219,690       103
                                            =============  ===========  =========  ===========  ==========  ============  ========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                                               MFS                                     Oppenheimer
                                           --------------------------------------------------------------------------  -------------

                                                         Growth                   Emerging
                                                          with       Emerging     Markets       High       Global        Capital
                                            Research     Income       Growth       Equity      Income    Governments   Appreciation
                                           -----------  ----------  -----------  -----------  ---------  ------------  -------------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)     $     (7,221)    (12,309)     (12,195)        (351)     6,138           222         (1,384)
     Net realized gain (loss)                   7,353       8,684       15,552       (1,742)     1,396           (54)         4,824
     Change in unrealized appreciation
         (depreciation)                       151,202      71,703      596,456       13,160        414          (431)        53,315
                                           -----------  ----------  -----------  -----------  ---------  ------------  -------------
       Net increase (decrease) from
         operations                           151,334      68,078      599,813       11,067      7,948          (263)        56,755
                                           -----------  ----------  -----------  -----------  ---------  ------------  -------------

Contract transactions:
   Cova payments                                    -           -            -            -          -             -              -
   Cova redemptions                                 -           -            -            -          -             -           (135)
   Payments received from contract
     owners                                   136,206      89,380       81,860        1,988     33,546             -        113,274
   Transfers between sub-accounts
     (including fixed account), net           358,371     537,395      187,443       (5,243)    53,871         8,902         42,735
   Transfers for contract benefits and
     terminations                             (36,613)    (42,012)     (57,128)        (727)    (1,378)       (1,969)        (1,012)
                                           -----------  ----------  -----------  -----------  ---------  ------------  -------------
       Net increase (decrease) in net
         assets from contract
         transactions                         457,964     584,763      212,175       (3,982)    86,039         6,933        154,862
                                           -----------  ----------  -----------  -----------  ---------  ------------  -------------

       Net increase (decrease) in net
         assets                               609,298     652,841      811,988        7,085     93,987         6,670        211,617

Net assets at beginning of period             316,584     782,358      631,883       27,865    129,014         4,100         61,670
                                           -----------  ----------  -----------  -----------  ---------  ------------  -------------
Net assets at end of period              $    925,882   1,435,199    1,443,871       34,950    223,001        10,770        273,287
                                           ===========  ==========  ===========  ===========  =========  ============  =============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                               Oppenheimer                                  Putnam
                                           -------------------------------------------------  ------------------------------------
                                           Main Street                                            VT
                                             Growth                                             Growth        VT
                                              and         High                   Strategic       and         New           VT
                                             Income      Income        Bond         Bond        Income      Value        Vista
                                           -----------  ----------  -----------  -----------  ----------- -----------  -----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)     $     (2,886)      5,896       14,801          909       (2,309)       (438)      20,361
     Net realized gain (loss)                   7,512        (552)         322         (128)      79,730       1,820        3,690
     Change in unrealized appreciation
         (depreciation)                        50,323      (1,438)     (28,165)         265      (94,639)     (1,091)      71,288
                                           -----------  ----------  -----------  -----------  ----------- -----------  -----------
       Net increase (decrease) from
         operations                            54,949       3,906      (13,042)       1,046      (17,218)        291       95,339
                                           -----------  ----------  -----------  -----------  ----------- -----------  -----------

Contract transactions:
   Cova payments                                    -           -            -            -            -           -            -
   Cova redemptions                                 -           -            -            -            -           -            -
   Payments received from contract
     owners                                    76,794     107,415       57,943       14,538      133,519      10,334       22,606
   Transfers between sub-accounts
     (including fixed account), net           162,572      46,608      220,942       35,210      588,208      (4,129)     133,827
   Transfers for contract benefits and
     terminations                             (18,819)     (1,231)     (19,740)        (737)    (115,667)     (5,309)     (16,893)
                                           -----------  ----------  -----------  -----------  ----------- -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                         220,547     152,792      259,145       49,011      606,060         896      139,540
                                           -----------  ----------  -----------  -----------  ----------- -----------  -----------

       Net increase (decrease) in net
         assets                               275,496     156,698      246,103       50,057      588,842       1,187      234,879

Net assets at beginning of period             153,884     104,364      489,350       27,279      913,554      23,119       80,253
                                           -----------  ----------  -----------  -----------  ----------- -----------  -----------
Net assets at end of period              $    429,380     261,062      735,453       77,336    1,502,396      24,306      315,132
                                           ===========  ==========  ===========  ===========  =========== ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                     Putnam                                     Templeton
                                          ---------------------------  -------------------------------------------------------------
                                                             VT
                                              VT        International    Global     Franklin                              Developing
                                          International     New          Income      Small      Growth     International   Markets
                                            Growth      Opportunities   Securities    Cap      Securities   Securities    Securities
                                          ------------  -------------  ----------  ---------  ----------- -------------  -----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)    $     (13,050)        (1,491)        (41)    (1,131)        (704)       (1,461)        (508)
     Net realized gain (loss)                  11,098          3,534           -     44,682         (197)        6,246        5,858
     Change in unrealized appreciation
         (depreciation)                       515,817         91,568          (9)    33,706       14,590        62,767       33,553
                                          ------------  -------------  ----------  ---------  ----------- -------------  -----------
       Net increase (decrease) from
         operations                           513,865         93,611         (50)    77,257       13,689        67,552       38,903
                                          ------------  -------------  ----------  ---------  ----------- -------------  -----------

Contract transactions:
   Cova payments                                    -              -         100        100          100             -            -
   Cova redemptions                                 -              -           -       (122)        (117)         (114)           -
   Payments received from contract
     owners                                   141,900          3,024       5,127      9,200       49,708       121,554       10,245
   Transfers between sub-accounts
     (including fixed account), net           229,893         48,759       2,539    231,115       52,225       318,945       53,093
   Transfers for contract benefits and
     terminations                             (30,601)          (665)          -   (189,520)         104        (1,334)      (3,225)
                                          ------------  -------------  ----------  ---------  ----------- -------------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                         341,192         51,118       7,766     50,773      102,020       439,051       60,113
                                          ------------  -------------  ----------  ---------  ----------- -------------  -----------

       Net increase (decrease) in net
         assets                               855,057        144,729       7,716    128,030      115,709       506,603       99,016

Net assets at beginning of period             663,486         54,626           -          -            -        60,631       53,149
                                          ------------  -------------  ----------  ---------  ----------- -------------  -----------
Net assets at end of period             $   1,518,543        199,355       7,716    128,030      115,709       567,234      152,165
                                          ============  =============  ==========  =========  =========== =============  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                   Templeton                                  Fidelity
                                           ------------------------  --------------------------------------------------------------
                                                         Franklin
                                             Mutual      Large Cap                             VIP III      VIP III        VIP
                                             Shares       Growth       VIP       VIP II        Growth       Growth &     Equity-
                                            Securities   Securities   Growth    Contrafund  Opportunities    Income       Income
                                           -----------  -----------  ---------  ----------  -------------- -----------  -----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)      $      (655)        (521)      (443)        (60)            (63)       (652)        (268)
     Net realized gain (loss)                    (164)          29        900          38              28         486          265
     Change in unrealized appreciation
         (depreciation)                         1,570       24,948     13,973       1,207             418       4,028       (1,623)
                                           -----------  -----------  ---------  ----------  -------------- -----------  -----------
       Net increase (decrease) from
         operations                               751       24,456     14,430       1,185             383       3,862       (1,626)
                                           -----------  -----------  ---------  ----------  -------------- -----------  -----------

Contract transactions:
   Cova payments                                    -          100          -           -               -           -            -
   Cova redemptions                              (121)        (120)         -           -               -           -            -
   Payments received from contract
     owners                                         -            -     41,465       6,405           4,570      41,668        3,029
   Transfers between sub-accounts
     (including fixed account), net            88,846      132,874     22,366         922              35      20,802       28,683
   Transfers for contract benefits and
     terminations                                 (10)        (545)        46           -              (1)         58           (1)
                                           -----------  -----------  ---------  ----------  -------------- -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                          88,715      132,309     63,877       7,327           4,604      62,528       31,711
                                           -----------  -----------  ---------  ----------  -------------- -----------  -----------

       Net increase (decrease) in net
         assets                                89,466      156,765     78,307       8,512           4,987      66,390       30,085

Net assets at beginning of period               9,105            -      6,623         975           1,345      25,524        8,239
                                           -----------  -----------  ---------  ----------  -------------- -----------  -----------
Net assets at end of period               $    98,571      156,765     84,930       9,487           6,332      91,914       38,324
                                           ===========  ===========  =========  ==========  ============== ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                        American Century                     Dreyfus                    INVESCO
                                           ------------------------------------  ------------------------------------  ----------
                                               VP
                                             Income                                            VIF
                                                &            VP           VP       Stock    Disciplined     VIF           VIF
                                             Growth      International  Value      Index      Stock     Appreciation    Dynamics
                                           -----------  -------------  --------  ---------  ----------  -------------  ----------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)     $         (6)             -        (3)         -           -              1          (9)
     Net realized gain (loss)                       -              -         -          -           1              -           -
     Change in unrealized appreciation
         (depreciation)                           407             25       134          3           2              -       1,133
                                           -----------  -------------  --------  ---------  ----------  -------------  ----------
       Net increase (decrease) from
         operations                               401             25       131          3           3              1       1,124
                                           -----------  -------------  --------  ---------  ----------  -------------  ----------

Contract transactions:
   Cova payments                                  100            100       100        100         100            100         100
   Cova redemptions                                 -              -         -          -           -              -           -
   Payments received from contract
     owners                                    10,000              -     5,000          -           -              -      20,526
   Transfers between sub-accounts
     (including fixed account), net                 -              -         -          -           -              -           -
   Transfers for contract benefits and
     terminations                                   -              -         -          -           -              -           -
                                           -----------  -------------  --------  ---------  ----------  -------------  ----------
       Net increase (decrease) in net
         assets from contract
         transactions                          10,100            100     5,100        100         100            100      20,626
                                           -----------  -------------  --------  ---------  ----------  -------------  ----------

       Net increase (decrease) in net
         assets                                10,501            125     5,231        103         103            101      21,750

Net assets at beginning of period                   -              -         -          -           -              -           -
                                           -----------  -------------  --------  ---------  ----------  -------------  ----------
Net assets at end of period              $     10,501            125     5,231        103         103            101      21,750
                                           ===========  =============  ========  =========  ==========  =============  ==========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                           INVESCO                          PIMCO                        Scudder
                                          -----------  ----------------------------------------------  --------------

                                             VIF        High       Low       StocksPLUS      Total
                                             High      Yield    Duration      Growth &      Return
                                            Yield       Bond      Bond         Income        Bond      International      Total
                                          -----------  -------  ----------  -------------  ----------  -------------- --------------


Increase (decrease) in net assets from
   operations:
     Net investment income (expense)    $          2        1           1              2          28              (3)    (1,379,316)
     Net realized gain (loss)                      -        -           -              5           -               -      9,944,477
     Change in unrealized appreciation
         (depreciation)                          (14)       -          (1)            (4)        (33)            516     14,495,013
                                          -----------  -------  ----------  -------------  ----------  -------------- --------------
       Net increase (decrease) from
         operations                              (12)       1           -              3          (5)            513     23,060,174
                                          -----------  -------  ----------  -------------  ----------  -------------- --------------

Contract transactions:
   Cova payments                                 100      100         100            100         100             100          1,800
   Cova redemptions                                -        -           -              -           -               -         (1,087)
   Payments received from contract
     owners                                   10,000        -           -              -      15,000           6,654     10,819,038
   Transfers between sub-accounts
     (including fixed account), net                -        -           -              -           -               -     34,060,088
   Transfers for contract benefits and
     terminations                                  -        -           -              -           -               -    (11,523,977)
                                          -----------  -------  ----------  -------------  ----------  -------------- --------------
       Net increase (decrease) in net
         assets from contract
         transactions                         10,100      100         100            100      15,100           6,754     33,355,862
                                          -----------  -------  ----------  -------------  ----------  -------------- --------------

       Net increase (decrease) in net
         assets                               10,088      101         100            103      15,095           7,267     56,416,036

Net assets at beginning of period                  -        -           -              -           -               -    127,869,227
                                          -----------  -------  ----------  -------------  ----------  -------------- --------------
Net assets at end of period             $     10,088      101         100            103      15,095           7,267    184,285,263
                                          ===========  =======  ==========  =============  ==========  ============== ==============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000



(1)   ORGANIZATION
      Cova Variable Annuity Account Five (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Cova Financial Life Insurance Company (CFLIC) and exists in accordance with the regulations of the California Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by CFLIC.

      The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies which are diversified, open-end, management investment companies registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment vary between variable annuity contracts offered for sale by CFLIC.

     Cova Series Trust (Cova)                                     Kemper Variable Series (Kemper)
        Lord Abbett Growth and Income Portfolio                      Dreman High Return Equity Portfolio
        Bond Debenture Portfolio                                     Kemper Small Cap Growth Portfolio
        Developing Growth Portfolio                                  Kemper Small Cap Value Portfolio
        Large Cap Research Portfolio                                 Kemper Government Securities Portfolio
        Mid-Cap Value Portfolio                                   MFS Variable Insurance Trust (MFS)
        Quality Bond Portfolio                                       MFS Bond Series
        Small Cap Stock Portfolio                                    MFS Research Series
        Large Cap Stock Portfolio                                    MFS Growth with Income Series
        Select Equity Portfolio                                      MFS Emerging Growth Series
        International Equity Portfolio                               MFS Emerging Markets Equity Series
     General American Capital Company (GACC)                         MFS High Income Series
        Money Market Fund                                            MFS Global Governments Series
     Russell Insurance Funds (Russell)                               MFS New Discovery Series
        Multi-Style Equity Fund                                   Oppenheimer Variable Account Funds (Oppenheimer)
        Aggressive Equity Fund                                       Oppenheimer Capital Appreciation Fund
        Non-U.S. Fund                                                Oppenheimer Main Street Growth & Income Fund
        Core Bond Fund                                               Oppenheimer High Income Fund
        Real Estate Securities Fund                                  Oppenheimer Bond Fund
     AIM Variable Insurance Funds, Inc. (AIM)                        Oppenheimer Strategic Bond Fund
        AIM V.I. Value Fund                                       Putnam Variable Trust (Putnam)
        AIM V.I. Capital Appreciation Fund                           Putnam VT Growth and Income Fund
        AIM V.I. International Equity Fund                           Putnam VT New Value Fund
     Alliance Variable Products Series Fund, Inc. (Alliance)         Putnam VT Vista Fund
        Premier Growth Portfolio                                     Putnam VT International Growth Fund
        Real Estate Investment Portfolio                             Putnam VT International New Opportunities Fund
     Liberty Variable Investment Trust (Liberty)                  Franklin Templeton Variable Insurance Products Trust (Templeton)
        Newport Tiger Fund, Variable Series                          Templeton Global Income Securities Fund
     Goldman Sachs Variable Insurance Trust (Goldman Sachs)          Franklin Small Cap Fund
        Growth and Income Fund                                       Templeton Growth Securities Fund
        International Equity Fund                                    Templeton International Securities Fund
        Global Income Fund                                           Templeton Developing Markets Securities Fund
        Internet Tollkeeper Fund                                     Mutual Shares Securities Fund
                                                                     Franklin Large Cap Growth Securities Fund


COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


           Variable Insurance Products Fund, Fund II and Fund III (Fidelity)    INVESCO Variable Investment Funds, Inc. (INVESCO)
              VIP Growth Portfolio                                                 INVESCO VIF Dynamics Fund
              VIP II Contrafund Portfolio                                          INVESCO VIF High Yield Fund
              VIP III Growth Opportunities Portfolio                            PIMCO Variable Insurance Trust (PIMCO)
              VIP III Growth & Income Portfolio                                    PIMCO High Yield Bond Portfolio
              VIP Equity-Income Portfolio                                          PIMCO Low Duration Bond Portfolio
           American Century Variable Portfolios, Inc. (American Century)           PIMCO StocksPLUS Growth & Income Portfolio
              American Century VP Income & Growth Fund                             PIMCO Total Return Bond Portfolio
              American Century VP International Fund                            Scudder Variable Life Investment Fund (Scudder)
              American Century VP Value Fund                                       International Portfolio
           Dreyfus Stock Index Fund (Dreyfus)
           Dreyfus Variable Investment Fund (Dreyfus)
              Dreyfus VIF Disciplined Stock Portfolio
              Dreyfus VIF Appreciation Portfolio


(2)   SIGNIFICANT ACCOUNTING POLICIES
      (A)  INVESTMENT VALUATION
           Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex- distribution date.

      (B)  REINVESTMENT OF DISTRIBUTIONS
           With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

           GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized capital gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account.

      (C)  FEDERAL INCOME TAXES
           The operations of the Separate Account are included in the federal income tax return of CFLIC which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, CFLIC believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable annuity contracts.

      (D)  ANNUITY RESERVES
           Annuity reserves are computed for contracts in the payout stage according to the 1983a Mortality Table. The assumed investment return is 3%. The mortality risk is borne by CFLIC and may result in additional transfers to the Separate Account. Conversely, if reserves exceed amounts required, transfers may be made from the Separate Account to CFLIC.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(3)   SEPARATE ACCOUNT EXPENSES
      For variable annuity contracts with a contingent deferred sales charge, CFLIC deducts a daily charge from the net assets of the Separate Account sub-accounts equivalent to an annual rate of 1.25% for the assumption of mortality and expense risks and 0.15% for administrative expenses. For variable annuity contracts with a sales charge (Series A), CFLIC deducts a daily charge from the net assets of the Separate Account sub- accounts equivalent to an annual rate of 0.85% for all the insurance benefits.


(4)   CONTRACT FEES
      For variable annuity contracts with a contingent deferred sales charge, there is no deduction from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, a withdrawal fee may be assessed and deducted from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within five years after receipt and is equal to 5% of the purchase payment withdrawn. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. CFLIC does not assess a withdrawal charge on earnings withdrawn from the contract. CFLIC deducted surrender fees of $102,591 from the Separate Account during the year ended December 31, 2000.

      For Series A variable annuity contracts, CFLIC deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and / or a fixed account. The amount of the sales charge depends on the contract owner's investment at the time of payment as follows:

                      Owner's                        Sales Charge as a % of
                     Investment                      Gross Purchase Payment
              -------------------------             -------------------------

              less than $50,000                              5.75%
              $50,000 - $99,999.99                           4.50%
              $100,000 - $249,999.99                         3.50%
              $250,000 - $499,999.99                         2.50%
              $500,000 - $999,999.99                         2.00%
              $1,000,000 or more                             1.00%

      CFLIC imposes an annual contract maintenance fee of $30 on variable annuity contracts with contract values less than $50,000 on the contract anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub- accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a portion of the accumulated value of the contract among the available sub-accounts and the fixed rate account. After 12 transfers are made in a contract year, CFLIC may deduct a transfer fee of $25 per additional transfer or, if less, 2% of the amount transferred, from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. CFLIC deducted contract maintenance and transfer fees of $42,389 from the Separate Account during the year ended December 31, 2000.

      Currently, CFLIC advances any premium taxes due at the time purchase payments are made and deducts premium taxes at the time annuity payments begin. CFLIC reserves the right to deduct premium taxes when incurred.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(5)    COST BASIS OF INVESTMENTS
       The cost basis of each sub-account's investment follows:


       Cova Lord Abbett Growth and Income    $ 46,103,681            MFS Global Governments                            $ 14,873
       Cova Bond Debenture                     12,047,866            MFS New Discovery                                    7,094
       Cova Developing Growth                   2,550,729            Oppenheimer Capital Appreciation                   496,990
       Cova Large Cap Research                  2,355,259            Oppenheimer Main Street Growth & Income            643,431
       Cova Mid-Cap Value                       2,395,042            Oppenheimer High Income                            358,915
       Cova Quality Bond                        6,986,527            Oppenheimer Bond                                   896,303
       Cova Small Cap Stock                     9,115,520            Oppenheimer Strategic Bond                         121,206
       Cova Large Cap Stock                    31,176,385            Putnam VT Growth and Income                      2,103,622
       Cova Select Equity                      20,832,241            Putnam VT New Value                                 66,096
       Cova International Equity               11,566,898            Putnam VT Vista                                    794,450
       GACC Money Market                        2,123,258            Putnam VT International Growth                   1,906,184
       Russell Multi-Style Equity               5,143,636            Putnam VT International New Opportunities          384,450
       Russell Aggressive Equity                  936,529            Templeton Global Income Securities                  29,067
       Russell Non-U.S.                         2,240,964            Franklin Small Cap                               1,035,600
       Russell Core Bond                        2,924,261            Templeton Growth Securities                        323,247
       Russell Real Estate Securities             230,099            Templeton International Securities                 930,600
       AIM V.I. Value                           6,540,453            Templeton Developing Markets Securities            389,101
       AIM V.I. Capital Appreciation            3,813,286            Templeton Mutual Shares Securities                 354,872
       AIM V.I. International Equity              749,032            Franklin Large Cap Growth Securities               925,689
       Alliance Premier Growth                  4,147,174            Fidelity VIP Growth                                132,250
       Alliance Real Estate Investment            485,078            Fidelity VIP II Contrafund                          19,860
       Liberty Newport Tiger Fund, Variable        91,085            Fidelity VIP III Growth Opportunities               23,592
       Goldman Sachs Growth and Income            395,804            Fidelity VIP III Growth & Income                    97,668
       Goldman Sachs International Equity         380,240            Fidelity VIP Equity-Income                          43,864
       Goldman Sachs Global Income                 57,439            American Century VP Income & Growth                415,845
       Goldman Sachs Internet Tollkeeper          109,680            American Century VP International                   83,159
       Kemper Dreman High Return Equity               108            American Century VP Value                          196,351
       Kemper Small Cap Growth                    248,359            Dreyfus Stock Index                                212,287
       Kemper Small Cap Value                     310,556            Dreyfus VIF Disciplined Stock                       43,624
       Kemper Government Securities               260,968            Dreyfus VIF Appreciation                           280,561
       MFS Bond                                       107            INVESCO VIF Dynamics                               315,880
       MFS Research                             1,261,768            INVESCO VIF High Yield                              84,620
       MFS Growth with Income                   1,771,730            PIMCO High Yield Bond                                1,153
       MFS Emerging Growth                      1,557,195            PIMCO Low Duration Bond                              1,152
       MFS Emerging Markets Equity                 26,676            PIMCO StocksPLUS Growth & Income                       117
       MFS High Income                            318,328            PIMCO Total Return Bond                            130,663
                                                                     Scudder International                              169,267
                                                                                                                 ---------------
                                                                                                                  $ 195,287,664
                                                                                                                 ===============


COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(6)    UNIT FAIR VALUE
                                                Commenced                         Sub-account Accumulation Unit Value
                                                               ---------------------------------------------------------------------
                                               Operations       12/31/00      12/31/99      12/31/98       12/31/97      12/31/96
                                               ------------    ------------  ------------  ------------   -----------   ------------
       Cova Lord Abbett Growth and Income         01/08/99   $   44.615293     39.456973             -             -              -
       Cova Bond Debenture                        05/20/96       13.683724     13.765395     13.496510     12.881799      11.294929
       Cova Developing Growth                     11/07/97       11.569460     14.452893     11.067868     10.527555              -
       Cova Large Cap Research                    02/17/98       16.251897     14.635794     11.825638             -              -
       Cova Mid-Cap Value                         11/07/97       16.399524     10.875543     10.437956     10.467957              -
       Cova Quality Bond                          05/20/96       12.707858     11.567172     11.914509     11.155144      10.368767
       Cova Small Cap Stock                       05/15/96       15.824498     17.932499     12.582885     13.491493      11.308427
       Cova Large Cap Stock                       05/16/96       19.662648     22.548971     19.428505     14.889464      11.334982
       Cova Select Equity                         05/15/96       17.000707     18.384684     16.987203     14.053503      10.838053
       Cova International Equity                  05/14/96       13.411509     16.333932     12.889314     11.462436      10.967004
       GACC Money Market                          12/04/97       12.098833     11.525403     11.109949     10.667017              -
       Russell Multi-Style Equity                 12/31/97       12.735637     14.719616     12.740123     10.000000              -
       Russell Aggressive Equity                  12/31/97       10.236749     10.461908     10.001283     10.000000              -
       Russell Non-U.S.                           12/31/97       12.408858     14.706241     11.182808     10.000000              -
       Russell Core Bond                          12/31/97       11.302535     10.419502     10.631124     10.000000              -
       Russell Real Estate Securities             07/01/99       11.788740      9.395293      0.000000      0.000000              -
       AIM V.I. Value                             12/31/97       14.096940     16.748633     13.075597     10.000000              -
       AIM V.I. Capital Appreciation              12/31/97       14.783765     16.827440     11.800084     10.000000              -
       AIM V.I. International Equity              12/31/97       12.671029     17.458837     11.418467     10.000000              -
       Alliance Premier Growth                    12/31/97       15.692886     19.075994     14.620511     10.000000              -
       Alliance Real Estate Investment            12/31/97        9.352474      7.486033      8.000583     10.000000              -
       Liberty Newport Tiger Fund, Variable       12/31/97       12.810216     15.397535      9.278784     10.000000              -
       Goldman Sachs Growth and Income            03/31/98        9.683455     10.302541      9.911702             -              -
       Goldman Sachs International Equity         03/31/98       12.707776     14.844433     11.416783             -              -
       Goldman Sachs Global Income                03/31/98       11.353358     10.556976     10.815310             -              -
       Goldman Sachs Internet Tollkeeper          07/03/00        6.512850             -             -             -              -
       Kemper Dreman High Return Equity           05/15/98       12.030000      9.270000     10.489000             -              -
       Kemper Small Cap Growth                    12/31/97       13.645796     15.505196     11.687795     10.000000              -
       Kemper Small Cap Value                     12/31/97        9.117475      8.886027      8.770360     10.000000              -
       Kemper Government Securities               12/31/97       11.550173     10.558404     10.634608     10.000000              -
       MFS Bond                                   05/15/98       11.173000     10.288000     10.509000             -              -
       MFS Research                               12/31/97       13.978951     14.897867     12.179142     10.000000              -
       MFS Growth with Income                     12/31/97       12.509567     12.703932     12.075079     10.000000              -

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(6)    UNIT FAIR VALUE
                                                Commenced                           Sub-account Net Assets (in thousands)
                                                               ---------------------------------------------------------------------
                                               Operations       12/31/00       12/31/99      12/31/98      12/31/97      12/31/96
                                               ------------    ------------   ------------  ------------  ------------  ------------

       Cova Lord Abbett Growth and Income         01/08/99   $      56,300        49,100             -             -              -
       Cova Bond Debenture                        05/20/96          11,590        11,836         9,200         4,475            447
       Cova Developing Growth                     11/07/97           2,440         1,880           785            64              -
       Cova Large Cap Research                    02/17/98           2,824         2,084           590             -              -
       Cova Mid-Cap Value                         11/07/97           3,370         1,437           892            89              -
       Cova Quality Bond                          05/20/96           7,336         7,280         5,970         2,617            669
       Cova Small Cap Stock                       05/15/96          10,537        11,346         8,354         6,578          1,279
       Cova Large Cap Stock                       05/16/96          31,963        34,554        22,001        10,224          1,431
       Cova Select Equity                         05/15/96          20,691        22,759        17,884         9,845          2,011
       Cova International Equity                  05/14/96          11,739        13,704        10,046         6,351          1,360
       GACC Money Market                          12/04/97           2,091         1,821         1,440           150              -
       Russell Multi-Style Equity                 12/31/97           4,656         3,147           616             -              -
       Russell Aggressive Equity                  12/31/97             866           463            87             -              -
       Russell Non-U.S.                           12/31/97           2,064         1,454           204             -              -
       Russell Core Bond                          12/31/97           2,929         2,299           654             -              -
       Russell Real Estate Securities             07/01/99             261            56             -             -              -
       AIM V.I. Value                             12/31/97           5,473         2,659            37             -              -
       AIM V.I. Capital Appreciation              12/31/97           3,212         1,065            66             -              -
       AIM V.I. International Equity              12/31/97             606           337           174             -              -
       Alliance Premier Growth                    12/31/97           3,817         2,496           919             -              -
       Alliance Real Estate Investment            12/31/97             522           220           177             -              -
       Liberty Newport Tiger Fund, Variable       12/31/97              92            41            22             -              -
       Goldman Sachs Growth and Income            03/31/98             373           282           130             -              -
       Goldman Sachs International Equity         03/31/98             362           402           181             -              -
       Goldman Sachs Global Income                03/31/98              55            33            32             -              -
       Goldman Sachs Internet Tollkeeper          07/03/00              82             -             -             -              -
       Kemper Dreman High Return Equity           05/15/98               -             -             -             -              -
       Kemper Small Cap Growth                    12/31/97             231           127            45             -              -
       Kemper Small Cap Value                     12/31/97             319           246           146             -              -
       Kemper Government Securities               12/31/97             271           220            27             -              -
       MFS Bond                                   05/15/98               -             -             -             -              -
       MFS Research                               12/31/97           1,281           926           317             -              -
       MFS Growth with Income                     12/31/97           1,872         1,435           782             -              -


COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(6)    UNIT FAIR VALUE, CONTINUED:
                                                  Commenced                     Sub-account Accumulation Unit Value
                                                               ---------------------------------------------------------------------
                                                 Operations     12/31/00      12/31/99      12/31/98       12/31/97      12/31/96
                                                 -----------   ------------  ------------  ------------   -----------   ------------

       MFS Emerging Growth                          12/31/97  $  18.297017     23.079105     13.244101     10.000000              -
       MFS Emerging Markets Equity                  12/31/97      6.825027      8.967637      6.581757     10.000000              -
       MFS High Income                              12/31/97      9.527938     10.352934      9.863111     10.000000              -
       MFS Global Governments                       12/31/97     10.605301     10.252619     10.663503     10.000000              -
       MFS New Discovery                            09/01/00      8.610486             -             -             -
       Oppenheimer Capital Appreciation             12/31/97     16.826586     17.103249     12.244057     10.000000              -
       Oppenheimer Main Street Growth & Income      12/31/97     11.163254     12.409773     10.340279     10.000000              -
       Oppenheimer High Income                      12/31/97      9.671790     10.189165      9.907918     10.000000              -
       Oppenheimer Bond                             12/31/97     10.720920     10.246949     10.551643     10.000000              -
       Oppenheimer Strategic Bond                   12/31/97     10.431494     10.306821     10.164797     10.000000              -
       Putnam VT Growth and Income                  12/31/97     12.178177     11.422706     11.403244     10.000000              -
       Putnam VT New Value                          12/31/97     12.538577     10.379438     10.498075     10.000000              -
       Putnam VT Vista                              12/31/97     16.851509     17.797452     11.804097     10.000000              -
       Putnam VT International Growth               12/31/97     16.542962     18.522808     11.729428     10.000000              -
       Putnam VT International New Opportunities    12/31/97     13.848493     22.858952     11.420772     10.000000              -
       Templeton Global Income Securities           03/01/99     10.074040      9.702219             -             -              -
       Franklin Small Cap                           03/01/99     14.613576     17.718917             -             -              -
       Templeton Growth Securities                  03/02/99     14.112403     13.322067             -             -              -
       Templeton International Securities           09/21/98     10.762642     11.157985      9.149729             -              -
       Templeton Developing Markets Securities      09/21/98      7.723336     11.479237      7.557531             -              -
       Templeton Mutual Shares Securities           09/21/98     11.605412     10.433275      9.646506             -              -
       Franklin Large Cap Growth Securities         03/01/99     15.250381     14.687812             -             -              -
       Fidelity VIP Growth                          02/17/98     15.605705     17.780613     13.115493             -              -
       Fidelity VIP II Contrafund                   02/17/98     14.028444     15.235791     12.429344             -              -
       Fidelity VIP III Growth Opportunities        02/17/98      9.928970     12.142823     11.814000             -              -
       Fidelity VIP III Growth & Income             02/17/98     12.544412     13.198268     12.259160             -              -
       Fidelity VIP Equity-Income                   02/17/98     11.971976     11.196008     10.674283             -              -
       American Century VP Income & Growth          11/19/99      9.100007     10.324878             -             -              -
       American Century VP International            11/19/99     10.292299     12.517000             -             -              -
       American Century VP Value                    11/19/99     11.172495      9.586953             -             -              -
       Dreyfus Stock Index                          11/19/99      9.255242     10.336000             -             -              -
       Dreyfus VIF Disciplined Stock                11/19/99      9.249555     10.306000             -             -              -
       Dreyfus VIF Appreciation                     11/19/99      9.933529     10.128000             -             -              -

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(6)    UNIT FAIR VALUE, CONTINUED:
                                                  Commenced                       Sub-account Net Assets (in thousands)
                                                               ---------------------------------------------------------------------
                                                 Operations     12/31/00       12/31/99      12/31/98      12/31/97      12/31/96
                                                 -----------   ------------   ------------  ------------  ------------  ------------

       MFS Emerging Growth                          12/31/97  $      1,717         1,444           632             -              -
       MFS Emerging Markets Equity                  12/31/97            24            35            28             -              -
       MFS High Income                              12/31/97           277           223           129             -              -
       MFS Global Governments                       12/31/97            15            11             4             -              -
       MFS New Discovery                            09/01/00             8             -             -             -              -
       Oppenheimer Capital Appreciation             12/31/97           517           273            62             -              -
       Oppenheimer Main Street Growth & Income      12/31/97           609           429           154             -              -
       Oppenheimer High Income                      12/31/97           317           261           104             -              -
       Oppenheimer Bond                             12/31/97           875           735           489             -              -
       Oppenheimer Strategic Bond                   12/31/97           117            77            27             -              -
       Putnam VT Growth and Income                  12/31/97         2,060         1,502           914             -              -
       Putnam VT New Value                          12/31/97            74            24            23             -              -
       Putnam VT Vista                              12/31/97           786           315            80             -              -
       Putnam VT International Growth               12/31/97         2,041         1,519           663             -              -
       Putnam VT International New Opportunities    12/31/97           312           199            55             -              -
       Templeton Global Income Securities           03/01/99            30             8             -             -              -
       Franklin Small Cap                           03/01/99           843           128             -             -              -
       Templeton Growth Securities                  03/02/99           276           116             -             -              -
       Templeton International Securities           09/21/98           900           567            61             -              -
       Templeton Developing Markets Securities      09/21/98           334           152            53             -              -
       Templeton Mutual Shares Securities           09/21/98           392            99             9             -              -
       Franklin Large Cap Growth Securities         03/01/99           833           157             -             -              -
       Fidelity VIP Growth                          02/17/98           120            85             7             -              -
       Fidelity VIP II Contrafund                   02/17/98            18             9             1             -              -
       Fidelity VIP III Growth Opportunities        02/17/98            19             6             1             -              -
       Fidelity VIP III Growth & Income             02/17/98            94            92            26             -              -
       Fidelity VIP Equity-Income                   02/17/98            43            38             8             -              -
       American Century VP Income & Growth          11/19/99           389            11             -             -              -
       American Century VP International            11/19/99            75             -             -             -              -
       American Century VP Value                    11/19/99           229             5             -             -              -
       Dreyfus Stock Index                          11/19/99           199             -             -             -              -
       Dreyfus VIF Disciplined Stock                11/19/99            41             -             -             -              -
       Dreyfus VIF Appreciation                     11/19/99           274             -             -             -              -


COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(6)    UNIT FAIR VALUE, CONTINUED:
                                                    Commenced                    Sub-account Accumulation Unit Value
                                                                --------------------------------------------------------------------
                                                   Operations   12/31/00      12/31/99      12/31/98       12/31/97      12/31/96
                                                   ------------ -----------  ------------  ------------   -----------   ------------

       INVESCO VIF Dynamics                           11/19/99 $ 10.605154     11.148744             -             -              -
       INVESCO VIF High Yield                         11/19/99    8.814651     10.122749             -             -              -
       PIMCO High Yield Bond                          11/19/99    9.864135     10.078000             -             -              -
       PIMCO Low Duration Bond                        11/19/99   10.693186      9.969000             -             -              -
       PIMCO StocksPLUS Growth & Income               11/19/99    9.279000     10.311000             -             -              -
       PIMCO Total Return Bond                        11/19/99   10.753921      9.898482             -             -              -
       Scudder International                          11/19/99    8.982805     11.637458             -             -              -
       Cova Lord Abbett Growth and Income Series A    03/01/00   12.508051             -             -             -              -
       Cova Bond Debenture Series A                   03/01/00    9.866858             -             -             -              -
       Cova Developing Growth Series A                03/01/00    7.635360             -             -             -              -
       Cova Large Cap Research Series A               03/01/00   12.397823             -             -             -              -
       Cova Mid-Cap Value Series A                    03/01/00   15.600624             -             -             -              -
       Cova Quality Bond Series A                     03/01/00   11.003000             -             -             -              -
       Cova Small Cap Stock Series A                  03/01/00    7.235955             -             -             -              -
       Cova Large Cap Stock Series A                  03/01/00    9.413898             -             -             -              -
       Cova Select Equity Series A                    03/01/00    9.929074             -             -             -              -
       Cova International Equity Series A             03/01/00    8.092593             -             -             -              -
       GACC Money Market Series A                     03/01/00   10.510000             -             -             -              -
       AIM V.I. Value Series A                        03/01/00    8.292596             -             -             -              -
       AIM V.I. Capital Appreciation Series A         03/01/00    7.829098             -             -             -              -
       AIM V.I. International Equity Series A         03/01/00    7.880965             -             -             -              -
       Templeton Global Income Securities Series A    03/01/00   10.523000             -             -             -              -
       Franklin Small Cap Series A                    03/01/00    7.149728             -             -             -              -
       Templeton Growth Securities Series A           03/01/00   10.390290             -             -             -              -
       Templeton International Securities Series A    03/01/00    9.978887             -             -             -              -
       Franklin Large Cap Growth Securities Series A  03/01/00    9.661496             -             -             -              -

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(6)    UNIT FAIR VALUE, CONTINUED:
                                                    Commenced                      Sub-account Net Assets (in thousands)
                                                                --------------------------------------------------------------------
                                                   Operations    12/31/00       12/31/99      12/31/98      12/31/97      12/31/96
                                                   ------------ ------------   ------------  ------------  ------------  -----------

       INVESCO VIF Dynamics                           11/19/99 $       290            22             -             -              -
       INVESCO VIF High Yield                         11/19/99          77            10             -             -              -
       PIMCO High Yield Bond                          11/19/99           1             -             -             -              -
       PIMCO Low Duration Bond                        11/19/99           1             -             -             -              -
       PIMCO StocksPLUS Growth & Income               11/19/99           -             -             -             -              -
       PIMCO Total Return Bond                        11/19/99         133            15             -             -              -
       Scudder International                          11/19/99         146             7             -             -              -
       Cova Lord Abbett Growth and Income Series A    03/01/00         243             -             -             -              -
       Cova Bond Debenture Series A                   03/01/00          93             -             -             -              -
       Cova Developing Growth Series A                03/01/00           4             -             -             -              -
       Cova Large Cap Research Series A               03/01/00           8             -             -             -              -
       Cova Mid-Cap Value Series A                    03/01/00          44             -             -             -              -
       Cova Quality Bond Series A                     03/01/00           -             -             -             -              -
       Cova Small Cap Stock Series A                  03/01/00          39             -             -             -              -
       Cova Large Cap Stock Series A                  03/01/00          90             -             -             -              -
       Cova Select Equity Series A                    03/01/00          52             -             -             -              -
       Cova International Equity Series A             03/01/00          57             -             -             -              -
       GACC Money Market Series A                     03/01/00           -             -             -             -              -
       AIM V.I. Value Series A                        03/01/00         260             -             -             -              -
       AIM V.I. Capital Appreciation Series A         03/01/00         141             -             -             -              -
       AIM V.I. International Equity Series A         03/01/00          41             -             -             -              -
       Templeton Global Income Securities Series A    03/01/00           -             -             -             -              -
       Franklin Small Cap Series A                    03/01/00           1             -             -             -              -
       Templeton Growth Securities Series A           03/01/00          43             -             -             -              -
       Templeton International Securities Series A    03/01/00           2             -             -             -              -
       Franklin Large Cap Growth Securities Series A  03/01/00          66             -             -             -              -


COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(6)    UNIT FAIR VALUE, CONTINUED:
                                                Commenced                     Sub-account Accumulation Unit Total Return*
                                                               ---------------------------------------------------------------------
                                               Operations         2000          1999          1998           1997          1996
                                               ------------    ------------  ------------  ------------   -----------   ------------
       Cova Lord Abbett Growth and Income         01/08/99          13.07%         9.90%             -             -              -
       Cova Bond Debenture                        05/20/96          -0.59%         1.99%         4.77%        14.05%         11.32%
       Cova Developing Growth                     11/07/97         -19.95%        30.58%         5.13%        -2.80%              -
       Cova Large Cap Research                    02/17/98          11.04%        23.76%         9.94%             -              -
       Cova Mid-Cap Value                         11/07/97          50.79%         4.19%        -0.29%         4.17%              -
       Cova Quality Bond                          05/20/96           9.86%        -2.92%         6.81%         7.58%          4.20%
       Cova Small Cap Stock                       05/15/96         -11.76%        42.52%        -6.74%        19.31%          3.69%
       Cova Large Cap Stock                       05/16/96         -12.80%        16.06%        30.49%        31.36%         11.62%
       Cova Select Equity                         05/15/96          -7.53%         8.23%        20.88%        29.67%          6.76%
       Cova International Equity                  05/14/96         -17.89%        26.73%        12.45%         4.52%          8.60%
       GACC Money Market                          12/04/97           4.98%         3.74%         4.15%         0.34%              -
       Russell Multi-Style Equity                 12/31/97         -13.48%        15.54%        27.40%             -              -
       Russell Aggressive Equity                  12/31/97          -2.15%         4.61%         0.01%             -              -
       Russell Non-U.S.                           12/31/97         -15.62%        31.51%        11.83%             -              -
       Russell Core Bond                          12/31/97           8.48%        -1.99%         6.31%             -              -
       Russell Real Estate Securities             07/01/99          25.48%        -6.05%             -             -              -
       AIM V.I. Value                             12/31/97         -15.83%        28.09%        30.76%             -              -
       AIM V.I. Capital Appreciation              12/31/97         -12.15%        42.60%        18.00%             -              -
       AIM V.I. International Equity              12/31/97         -27.42%        52.90%        14.19%             -              -
       Alliance Premier Growth                    12/31/97         -17.74%        30.47%        46.21%             -              -
       Alliance Real Estate Investment            12/31/97          24.93%        -6.43%       -19.99%             -              -
       Liberty Newport Tiger Fund, Variable       12/31/97         -16.80%        65.94%        -7.21%             -              -
       Goldman Sachs Growth and Income            03/31/98          -6.01%         3.94%       -11.60%             -              -
       Goldman Sachs International Equity         03/31/98         -14.39%        30.02%         1.94%             -              -
       Goldman Sachs Global Income                03/31/98           7.54%        -2.39%         6.53%             -              -
       Goldman Sachs Internet Tollkeeper          07/03/00         -34.87%             -             -             -              -
       Kemper Dreman High Return Equity           05/15/98          29.77%       -11.62%         4.89%             -              -
       Kemper Small Cap Growth                    12/31/97         -11.99%        32.66%        16.88%             -              -
       Kemper Small Cap Value                     12/31/97           2.60%         1.32%       -12.30%             -              -
       Kemper Government Securities               12/31/97           9.39%        -0.72%         6.35%             -              -
       MFS Bond                                   05/15/98           8.60%        -2.10%         5.09%             -              -
       MFS Research                               12/31/97          -6.17%        22.32%        21.79%             -              -
       MFS Growth with Income                     12/31/97          -1.53%         5.21%        20.75%             -              -

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(6)    UNIT FAIR VALUE, CONTINUED:
                                                Commenced                Sub-account Expense as a % of Average Net Assets*
                                                               ---------------------------------------------------------------------
                                               Operations         2000           1999          1998          1997          1996
                                               ------------    ------------   ------------  ------------  ------------  ------------

       Cova Lord Abbett Growth and Income         01/08/99           1.40%         1.40%             -             -              -
       Cova Bond Debenture                        05/20/96           1.40%         1.40%         1.40%         1.40%          1.40%
       Cova Developing Growth                     11/07/97           1.40%         1.40%         1.40%         1.40%              -
       Cova Large Cap Research                    02/17/98           1.40%         1.40%         1.40%             -              -
       Cova Mid-Cap Value                         11/07/97           1.40%         1.40%         1.40%         1.40%              -
       Cova Quality Bond                          05/20/96           1.40%         1.40%         1.40%         1.40%          1.40%
       Cova Small Cap Stock                       05/15/96           1.40%         1.40%         1.40%         1.40%          1.40%
       Cova Large Cap Stock                       05/16/96           1.40%         1.40%         1.40%         1.40%          1.40%
       Cova Select Equity                         05/15/96           1.40%         1.40%         1.40%         1.40%          1.40%
       Cova International Equity                  05/14/96           1.40%         1.40%         1.40%         1.40%          1.40%
       GACC Money Market                          12/04/97           1.40%         1.40%         1.40%         1.40%              -
       Russell Multi-Style Equity                 12/31/97           1.40%         1.40%         1.40%             -              -
       Russell Aggressive Equity                  12/31/97           1.40%         1.40%         1.40%             -              -
       Russell Non-U.S.                           12/31/97           1.40%         1.40%         1.40%             -              -
       Russell Core Bond                          12/31/97           1.40%         1.40%         1.40%             -              -
       Russell Real Estate Securities             07/01/99           1.40%         1.40%             -             -              -
       AIM V.I. Value                             12/31/97           1.40%         1.40%         1.40%             -              -
       AIM V.I. Capital Appreciation              12/31/97           1.40%         1.40%         1.40%             -              -
       AIM V.I. International Equity              12/31/97           1.40%         1.40%         1.40%             -              -
       Alliance Premier Growth                    12/31/97           1.40%         1.40%         1.40%             -              -
       Alliance Real Estate Investment            12/31/97           1.40%         1.40%         1.40%             -              -
       Liberty Newport Tiger Fund, Variable       12/31/97           1.40%         1.40%         1.39%             -              -
       Goldman Sachs Growth and Income            03/31/98           1.40%         1.40%         1.40%             -              -
       Goldman Sachs International Equity         03/31/98           1.40%         1.40%         1.40%             -              -
       Goldman Sachs Global Income                03/31/98           1.40%         1.40%         1.40%             -              -
       Goldman Sachs Internet Tollkeeper          07/03/00           1.40%             -             -             -              -
       Kemper Dreman High Return Equity           05/15/98           1.40%         1.40%         0.55%             -              -
       Kemper Small Cap Growth                    12/31/97           1.40%         1.40%         1.40%             -              -
       Kemper Small Cap Value                     12/31/97           1.40%         1.40%         1.40%             -              -
       Kemper Government Securities               12/31/97           1.40%         1.40%         1.38%             -              -
       MFS Bond                                   05/15/98           1.40%         1.40%         0.52%             -              -
       MFS Research                               12/31/97           1.40%         1.40%         1.40%             -              -
       MFS Growth with Income                     12/31/97           1.40%         1.40%         1.40%             -              -



COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(6)    UNIT FAIR VALUE, CONTINUED:
                                                   Commenced                Sub-account Accumulation Unit Total Return*
                                                               ---------------------------------------------------------------------
                                                  Operations       2000          1999          1998           1997          1996
                                                  ------------ ------------  ------------  ------------   -----------   ------------
       MFS Emerging Growth                           12/31/97      -20.72%        74.26%        32.44%             -              -
       MFS Emerging Markets Equity                   12/31/97      -23.89%        36.25%       -34.18%             -              -
       MFS High Income                               12/31/97       -7.97%         4.97%        -1.37%             -              -
       MFS Global Governments                        12/31/97        3.44%        -3.85%         6.63%             -              -
       MFS New Discovery                             09/01/00      -13.90%             -             -             -              -
       Oppenheimer Capital Appreciation              12/31/97       -1.62%        39.69%        22.44%             -              -
       Oppenheimer Main Street Growth & Income       12/31/97      -10.05%        20.01%         3.40%             -              -
       Oppenheimer High Income                       12/31/97       -5.08%         2.84%        -0.92%             -              -
       Oppenheimer Bond                              12/31/97        4.62%        -2.89%         5.52%             -              -
       Oppenheimer Strategic Bond                    12/31/97        1.21%         1.40%         1.65%             -              -
       Putnam VT Growth and Income                   12/31/97        6.61%         0.17%        14.03%             -              -
       Putnam VT New Value                           12/31/97       20.80%        -1.13%         4.98%             -              -
       Putnam VT Vista                               12/31/97       -5.32%        50.77%        18.04%             -              -
       Putnam VT International Growth                12/31/97      -10.69%        57.92%        17.29%             -              -
       Putnam VT International New Opportunities     12/31/97      -39.42%       100.15%        14.21%             -              -
       Templeton Global Income Securities            03/01/99        3.83%        -2.98%             -             -              -
       Franklin Small Cap                            03/01/99      -17.53%        77.19%             -             -              -
       Templeton Growth Securities                   03/02/99        5.93%        33.22%             -             -              -
       Templeton International Securities            09/21/98       -3.54%        21.95%        15.92%             -              -
       Templeton Developing Markets Securities       09/21/98      -32.72%        51.89%        33.87%             -              -
       Templeton Mutual Shares Securities            09/21/98       11.23%         8.16%        11.61%             -              -
       Franklin Large Cap Growth Securities          03/01/99        3.83%        46.88%             -             -              -
       Fidelity VIP Growth                           02/17/98      -12.23%        35.57%        31.16%             -              -
       Fidelity VIP II Contrafund                    02/17/98       -7.92%        22.58%        24.29%             -              -
       Fidelity VIP III Growth Opportunities         02/17/98      -18.23%         2.78%        18.14%             -              -
       Fidelity VIP III Growth & Income              02/17/98       -4.95%         7.66%        22.59%             -              -
       Fidelity VIP Equity-Income                    02/17/98        6.93%         4.89%         6.74%             -              -
       American Century VP Income & Growth           11/19/99      -11.86%         3.25%             -             -              -
       American Century VP International             11/19/99      -17.77%        25.17%             -             -              -
       American Century VP Value                     11/19/99       16.54%        -4.13%             -             -              -
       Dreyfus Stock Index                           11/19/99      -10.46%         3.36%             -             -              -
       Dreyfus VIF Disciplined Stock                 11/19/99      -10.25%         3.06%             -             -              -
       Dreyfus VIF Appreciation                      11/19/99       -1.92%         1.28%             -             -              -

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(6)    UNIT FAIR VALUE, CONTINUED:
                                                   Commenced               Sub-account Expense as a % of Average Net Assets*
                                                               ---------------------------------------------------------------------
                                                  Operations       2000           1999          1998          1997          1996
                                                  ------------ ------------   ------------  ------------  ------------  ------------

       MFS Emerging Growth                           12/31/97        1.40%         1.40%         1.40%             -              -
       MFS Emerging Markets Equity                   12/31/97        1.40%         1.40%         1.40%             -              -
       MFS High Income                               12/31/97        1.40%         1.40%         1.40%             -              -
       MFS Global Governments                        12/31/97        1.40%         1.40%         1.37%             -              -
       MFS New Discovery                             09/01/00        1.40%             -             -             -              -
       Oppenheimer Capital Appreciation              12/31/97        1.40%         1.40%         1.40%             -              -
       Oppenheimer Main Street Growth & Income       12/31/97        1.40%         1.40%         1.40%             -              -
       Oppenheimer High Income                       12/31/97        1.40%         1.40%         1.40%             -              -
       Oppenheimer Bond                              12/31/97        1.40%         1.40%         1.40%             -              -
       Oppenheimer Strategic Bond                    12/31/97        1.40%         1.40%         1.40%             -              -
       Putnam VT Growth and Income                   12/31/97        1.40%         1.40%         1.40%             -              -
       Putnam VT New Value                           12/31/97        1.40%         1.40%         1.40%             -              -
       Putnam VT Vista                               12/31/97        1.40%         1.40%         1.40%             -              -
       Putnam VT International Growth                12/31/97        1.40%         1.40%         1.40%             -              -
       Putnam VT International New Opportunities     12/31/97        1.40%         1.40%         1.40%             -              -
       Templeton Global Income Securities            03/01/99        1.40%         1.40%             -             -              -
       Franklin Small Cap                            03/01/99        1.40%         1.40%             -             -              -
       Templeton Growth Securities                   03/02/99        1.40%         1.40%             -             -              -
       Templeton International Securities            09/21/98        1.40%         1.40%         1.40%             -              -
       Templeton Developing Markets Securities       09/21/98        1.40%         1.40%         1.40%             -              -
       Templeton Mutual Shares Securities            09/21/98        1.40%         1.40%         1.32%             -              -
       Franklin Large Cap Growth Securities          03/01/99        1.40%         1.40%             -             -              -
       Fidelity VIP Growth                           02/17/98        1.40%         1.40%         1.35%             -              -
       Fidelity VIP II Contrafund                    02/17/98        1.40%         1.40%         0.75%             -              -
       Fidelity VIP III Growth Opportunities         02/17/98        1.40%         1.40%         0.52%             -              -
       Fidelity VIP III Growth & Income              02/17/98        1.40%         1.40%         1.39%             -              -
       Fidelity VIP Equity-Income                    02/17/98        1.40%         1.40%         1.34%             -              -
       American Century VP Income & Growth           11/19/99        1.40%         1.40%             -             -              -
       American Century VP International             11/19/99        1.40%         1.40%             -             -              -
       American Century VP Value                     11/19/99        1.40%         1.40%             -             -              -
       Dreyfus Stock Index                           11/19/99        1.40%         1.40%             -             -              -
       Dreyfus VIF Disciplined Stock                 11/19/99        1.40%         1.40%             -             -              -
       Dreyfus VIF Appreciation                      11/19/99        1.40%         1.40%             -             -              -

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(6)   UNIT FAIR VALUE, CONTINUED:
                                                   Commenced                 Sub-account Accumulation Unit Total Return*
                                                               ---------------------------------------------------------------------
                                                  Operations       2000          1999          1998           1997          1996
                                                  ------------ ------------  ------------  ------------   -----------   ------------
      INVESCO VIF Dynamics                           11/19/99       -4.88%        11.49%             -             -              -
      INVESCO VIF High Yield                         11/19/99      -12.92%         1.23%             -             -              -
      PIMCO High Yield Bond                          11/19/99       -2.12%         0.78%             -             -              -
      PIMCO Low Duration Bond                        11/19/99        7.26%        -0.31%             -             -              -
      PIMCO StocksPLUS Growth & Income               11/19/99      -10.01%         3.11%             -             -              -
      PIMCO Total Return Bond                        11/19/99        8.64%        -1.02%             -             -              -
      Scudder International                          11/19/99      -22.81%        16.38%             -             -              -
      Cova Lord Abbett Growth and Income Series A    03/01/00       25.08%             -             -             -              -
      Cova Bond Debenture Series A                   03/01/00       -1.33%             -             -             -              -
      Cova Developing Growth Series A                03/01/00      -23.65%             -             -             -              -
      Cova Large Cap Research Series A               03/01/00       23.98%             -             -             -              -
      Cova Mid-Cap Value Series A                    03/01/00       56.01%             -             -             -              -
      Cova Quality Bond Series A                     03/01/00       10.03%             -             -             -              -
      Cova Small Cap Stock Series A                  03/01/00      -27.64%             -             -             -              -
      Cova Large Cap Stock Series A                  03/01/00       -5.86%             -             -             -              -
      Cova Select Equity Series A                    03/01/00       -0.71%             -             -             -              -
      Cova International Equity Series A             03/01/00      -19.07%             -             -             -              -
      GACC Money Market Series A                     03/01/00        5.10%             -             -             -              -
      AIM V.I. Value Series A                        03/01/00      -17.07%             -             -             -              -
      AIM V.I. Capital Appreciation Series A         03/01/00      -21.71%             -             -             -              -
      AIM V.I. International Equity Series A         03/01/00      -21.19%             -             -             -              -
      Templeton Global Income Securities Series A    03/01/00        5.23%             -             -             -              -
      Franklin Small Cap Series A                    03/01/00      -28.50%             -             -             -              -
      Templeton Growth Securities Series A           03/01/00        3.90%             -             -             -              -
      Templeton International Securities Series A    03/01/00       -0.21%             -             -             -              -
      Franklin Large Cap Growth Securities Series A  03/01/00       -3.39%             -             -             -              -

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(6)   UNIT FAIR VALUE, CONTINUED:
                                                   Commenced                  Sub-account Expense as a % of Average Net Assets*
                                                               ---------------------------------------------------------------------
                                                  Operations       2000           1999          1998          1997          1996
                                                  ------------ ------------   ------------  ------------  ------------  ------------
      INVESCO VIF Dynamics                           11/19/99        1.40%         1.40%             -             -              -
      INVESCO VIF High Yield                         11/19/99        1.40%         1.40%             -             -              -
      PIMCO High Yield Bond                          11/19/99        1.40%         1.40%             -             -              -
      PIMCO Low Duration Bond                        11/19/99        1.40%         1.40%             -             -              -
      PIMCO StocksPLUS Growth & Income               11/19/99        1.40%         1.40%             -             -              -
      PIMCO Total Return Bond                        11/19/99        1.40%         1.40%             -             -              -
      Scudder International                          11/19/99        1.40%         1.40%             -             -              -
      Cova Lord Abbett Growth and Income Series A    03/01/00        0.85%             -             -             -              -
      Cova Bond Debenture Series A                   03/01/00        0.85%             -             -             -              -
      Cova Developing Growth Series A                03/01/00        0.85%             -             -             -              -
      Cova Large Cap Research Series A               03/01/00        0.85%             -             -             -              -
      Cova Mid-Cap Value Series A                    03/01/00        0.85%             -             -             -              -
      Cova Quality Bond Series A                     03/01/00        0.85%             -             -             -              -
      Cova Small Cap Stock Series A                  03/01/00        0.85%             -             -             -              -
      Cova Large Cap Stock Series A                  03/01/00        0.85%             -             -             -              -
      Cova Select Equity Series A                    03/01/00        0.85%             -             -             -              -
      Cova International Equity Series A             03/01/00        0.85%             -             -             -              -
      GACC Money Market Series A                     03/01/00        0.85%             -             -             -              -
      AIM V.I. Value Series A                        03/01/00        0.85%             -             -             -              -
      AIM V.I. Capital Appreciation Series A         03/01/00        0.85%             -             -             -              -
      AIM V.I. International Equity Series A         03/01/00        0.85%             -             -             -              -
      Templeton Global Income Securities Series A    03/01/00        0.85%             -             -             -              -
      Franklin Small Cap Series A                    03/01/00        0.85%             -             -             -              -
      Templeton Growth Securities Series A           03/01/00        0.85%             -             -             -              -
      Templeton International Securities Series A    03/01/00        0.85%             -             -             -              -
      Franklin Large Cap Growth Securities Series A  03/01/00        0.85%             -             -             -              -

    * The total return does not include contract charges and the inclusion of these charges would reduce the total return.
      The total return is not annualized for periods less than 1 year; the expense ratio is annualized.

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation (depreciation) for each sub-account during the year ending December 31, 2000 and December 31, 1999 follows:

                                                                                     Realized Gain (Loss)
                                                              -------------------------------------------------------------
                                                                  Aggregate          Aggregate Cost
                                                    Year or    Proceeds from Sales   of Fund Shares           Realized
                                                    Period      of Fund Shares          Redeemed             Gain (Loss)
                                                   -------    ------------------    -----------------     -----------------


      Cova Lord Abbett Growth and Income             2000           $ 3,103,117          $ 2,821,049             $ 282,068
                                                     1999             3,133,491            3,049,051                84,440

      Cova Bond Debenture                            2000             1,350,929            1,339,728                11,201
                                                     1999               946,728              924,039                22,689

      Cova Developing Growth                         2000                86,507               80,045                 6,462
                                                     1999                29,109               25,241                 3,868

      Cova Large Cap Research                        2000               125,427              112,020                13,407
                                                     1999                44,923               39,900                 5,023

      Cova Mid-Cap Value                             2000               163,204              146,823                16,381
                                                     1999               164,060              155,815                 8,245

      Cova Quality Bond                              2000             1,790,286            1,776,824                13,462
                                                     1999             1,843,153            1,830,190                12,963

      Cova Small Cap Stock                           2000               741,800              563,932               177,868
                                                     1999             1,483,447            1,389,634                93,813

      Cova Large Cap Stock                           2000             1,723,008            1,457,126               265,882
                                                     1999             2,143,398            1,691,559               451,839

      Cova Select Equity                             2000             2,141,432            1,964,035               177,397
                                                     1999             1,326,474            1,133,512               192,962

      Cova International Equity                      2000               760,264              642,571               117,693
                                                     1999               868,689              749,767               118,922

      GACC Money Market                              2000             2,104,638            2,020,505                84,133
                                                     1999             2,410,357            2,367,151                43,206

      Russell Multi-Style Equity                     2000               547,703              560,740               (13,037)
                                                     1999               201,087              197,677                 3,410

      Russell Aggressive Equity                      2000               496,512              517,842               (21,330)
                                                     1999                54,526               54,268                   258

      Russell Non-U.S.                               2000               276,443              267,855                 8,588
                                                     1999               101,624               93,032                 8,592



COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                     Realized Gain (Loss)
                                                              -------------------------------------------------------------
                                                                  Aggregate          Aggregate Cost
                                                    Year or    Proceeds from Sales   of Fund Shares           Realized
                                                    Period      of Fund Shares          Redeemed             Gain (Loss)
                                                   -------    ------------------    -----------------     -----------------


      Russell Core Bond                              2000             $ 709,771            $ 736,746             $ (26,975)
                                                     1999               352,634              364,812               (12,178)

      Russell Real Estate Securities                 2000                68,383               62,646                 5,737
                                                     1999                 1,815                1,814                     1

      AIM V.I. Value                                 2000               305,689              286,386                19,303
                                                     1999               249,337              244,207                 5,130

      AIM V.I. Capital Appreciation                  2000               397,328              425,267               (27,939)
                                                     1999                35,568               33,976                 1,592

      AIM V.I. International Equity                  2000                45,791               43,667                 2,124
                                                     1999                62,427               61,796                   631

      Alliance Premier Growth                        2000               155,704              132,986                22,718
                                                     1999               229,266              202,124                27,142

      Alliance Real Estate Investment                2000                21,026               21,186                  (160)
                                                     1999                62,352               66,956                (4,604)

      Liberty Newport Tiger Fund, Variable           2000                 8,988                7,210                 1,778
                                                     1999                   294                  188                   106

      Goldman Sachs Growth and Income                2000                65,061               66,249                (1,188)
                                                     1999                24,697               24,338                   359

      Goldman Sachs International Equity             2000                37,509               33,877                 3,632
                                                     1999                26,414               25,126                 1,288

      Goldman Sachs Global Income                    2000                   646                  656                   (10)
                                                     1999                   513                  520                    (7)

      Goldman Sachs Internet Tollkeeper              2000                   944                1,009                   (65)
                                                     1999                     -                    -                     -

      Kemper Dreman High Return Equity               2000                     1                    1                     -
                                                     1999                     1                    1                     -

      Kemper Small Cap Growth                        2000                11,190                9,367                 1,823
                                                     1999                 8,971                7,861                 1,110

      Kemper Small Cap Value                         2000                15,410               15,676                  (266)
                                                     1999                38,781               41,554                (2,773)



COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                     Realized Gain (Loss)
                                                              -------------------------------------------------------------
                                                                  Aggregate          Aggregate Cost
                                                    Year or    Proceeds from Sales   of Fund Shares           Realized
                                                    Period      of Fund Shares          Redeemed             Gain (Loss)
                                                   -------    ------------------    -----------------     -----------------


      Kemper Government Securities                   2000              $ 56,762             $ 57,064                $ (302)
                                                     1999               167,850              168,571                  (721)

      MFS Bond                                       2000                     1                    1                     -
                                                     1999                     1                    1                     -

      MFS Research                                   2000                48,569               41,764                 6,805
                                                     1999                33,705               31,571                 2,134

      MFS Growth with Income                         2000               137,298              127,688                 9,610
                                                     1999                73,640               68,795                 4,845

      MFS Emerging Growth                            2000               100,728               72,508                28,220
                                                     1999                75,663               60,111                15,552

      MFS Emerging Markets Equity                    2000                 4,655                3,563                 1,092
                                                     1999                36,299               38,041                (1,742)

      MFS High Income                                2000                 9,262                9,749                  (487)
                                                     1999                38,805               37,409                 1,396

      MFS Global Governments                         2000                 3,312                3,380                   (68)
                                                     1999                 2,043                2,097                   (54)

      MFS New Discovery                              2000                     4                    4                     -
                                                     1999                     -                    -                     -

      Oppenheimer Capital Appreciation               2000                22,544               19,866                 2,678
                                                     1999                19,283               17,339                 1,944

      Oppenheimer Main Street Growth & Income        2000                19,875               18,742                 1,133
                                                     1999                66,494               60,355                 6,139

      Oppenheimer High Income                        2000                11,130               12,302                (1,172)
                                                     1999                20,434               20,986                  (552)

      Oppenheimer Bond                               2000               108,182              112,545                (4,363)
                                                     1999               134,169              136,015                (1,846)

      Oppenheimer Strategic Bond                     2000                 4,859                5,115                  (256)
                                                     1999                15,743               15,871                  (128)

      Putnam VT Growth and Income                    2000               169,689              185,128               (15,439)
                                                     1999               130,751              127,509                 3,242



COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                     Realized Gain (Loss)
                                                              -------------------------------------------------------------
                                                                  Aggregate          Aggregate Cost
                                                    Year or    Proceeds from Sales   of Fund Shares           Realized
                                                    Period      of Fund Shares          Redeemed             Gain (Loss)
                                                   -------    ------------------    -----------------     -----------------


      Putnam VT New Value                            2000               $ 1,006              $ 1,004                   $ 2
                                                     1999                17,801               16,648                 1,153

      Putnam VT Vista                                2000                13,657               10,336                 3,321
                                                     1999                32,813               29,123                 3,690

      Putnam VT International Growth                 2000               104,993               89,770                15,223
                                                     1999               114,673              103,575                11,098

      Putnam VT International New Opportunities      2000                30,994               32,773                (1,779)
                                                     1999                16,020               12,486                 3,534

      Templeton Global Income Securities             2000                   454                  471                   (17)
                                                     1999                    41                   41                     -

      Franklin Small Cap                             2000                77,051               85,291                (8,240)
                                                     1999               190,577              145,895                44,682

      Templeton Growth Securities                    2000                 3,112                3,255                  (143)
                                                     1999                25,941               26,138                  (197)

      Templeton International Securities             2000                84,713               86,931                (2,218)
                                                     1999                 2,257                2,151                   106

      Templeton Developing Markets Securities        2000                13,370               12,286                 1,084
                                                     1999                33,863               28,005                 5,858

      Templeton Mutual Shares Securities             2000                34,772               34,574                   198
                                                     1999                 9,338                9,502                  (164)

      Franklin Large Cap Growth Securities           2000               218,806              218,760                    46
                                                     1999                   393                  364                    29

      Fidelity VIP Growth                            2000                10,186                9,417                   769
                                                     1999                 1,642                1,430                   212

      Fidelity VIP II Contrafund                     2000                 5,907                6,058                  (151)
                                                     1999                    92                   89                     3

      Fidelity VIP III Growth Opportunities          2000                 1,427                1,611                  (184)
                                                     1999                    76                   73                     3

      Fidelity VIP III Growth & Income               2000                14,078               14,387                  (309)
                                                     1999                 1,822                1,642                   180



COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                     Realized Gain (Loss)
                                                              -------------------------------------------------------------
                                                                  Aggregate          Aggregate Cost
                                                    Year or    Proceeds from Sales   of Fund Shares           Realized
                                                    Period      of Fund Shares          Redeemed             Gain (Loss)
                                                   -------    ------------------    -----------------     -----------------


      Fidelity VIP Equity-Income                     2000               $ 3,209              $ 3,448                $ (239)
                                                     1999                   540                  548                    (8)

      American Century VP Income & Growth            2000                27,716               27,565                   151
                                                     1999                     -                    -                     -

      American Century VP International              2000                 1,485                1,648                  (163)
                                                     1999                     -                    -                     -

      American Century VP Value                      2000                12,761               12,630                   131
                                                     1999                     -                    -                     -

      Dreyfus Stock Index                            2000                11,852               11,678                   174
                                                     1999                     -                    -                     -

      Dreyfus VIF Disciplined Stock                  2000                 5,384                5,060                   324
                                                     1999                     -                    -                     -

      Dreyfus VIF Appreciation                       2000                11,883               11,872                    11
                                                     1999                     -                    -                     -

      INVESCO VIF Dynamics                           2000                22,853               20,270                 2,583
                                                     1999                     -                    -                     -

      INVESCO VIF High Yield                         2000                14,497               14,476                    21
                                                     1999                     -                    -                     -

      PIMCO High Yield Bond                          2000                     1                    1                     -
                                                     1999                     -                    -                     -

      PIMCO Low Duration Bond                        2000                     1                    1                     -
                                                     1999                     -                    -                     -

      PIMCO StocksPLUS Growth & Income               2000                     1                    1                     -
                                                     1999                     -                    -                     -

      PIMCO Total Return Bond                        2000                21,702               21,617                    85
                                                     1999                     -                    -                     -

      Scudder International                          2000                 5,934                6,810                  (876)
                                                     1999                     -                    -                     -






COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                           Unrealized Appreciation (Depreciation)
                                                              -------------------------------------------------------------
                                                                 Appreciation         Appreciation
                                                    Year or     (Depreciation)       (Depreciation)
                                                    Period      End of Period        Beginning of Period       Change
                                                   -------    ------------------    -----------------     -----------------


      Cova Lord Abbett Growth and Income             2000          $ 10,439,228          $ 4,841,111           $ 5,598,117
                                                     1999             4,841,111                    -             4,841,111

      Cova Bond Debenture                            2000              (365,063)             337,384              (702,447)
                                                     1999               337,384              273,399                63,985

      Cova Developing Growth                         2000              (106,495)             460,172              (566,667)
                                                     1999               460,172               57,633               402,539

      Cova Large Cap Research                        2000               476,513              371,070               105,443
                                                     1999               371,070               52,098               318,972

      Cova Mid-Cap Value                             2000             1,018,767               74,191               944,576
                                                     1999                74,191               14,516                59,675

      Cova Quality Bond                              2000               349,219                8,755               340,464
                                                     1999                 8,755              254,122              (245,367)

      Cova Small Cap Stock                           2000             1,460,198            3,439,414            (1,979,216)
                                                     1999             3,439,414               (2,832)            3,442,246

      Cova Large Cap Stock                           2000               877,004            8,146,484            (7,269,480)
                                                     1999             8,146,484            4,717,561             3,428,923

      Cova Select Equity                             2000               (89,126)           3,050,805            (3,139,931)
                                                     1999             3,050,805            3,163,743              (112,938)

      Cova International Equity                      2000               229,590            3,605,177            (3,375,587)
                                                     1999             3,605,177              918,988             2,686,189

      GACC Money Market                              2000               (32,594)              50,675               (83,269)
                                                     1999                50,675                8,746                41,929

      Russell Multi-Style Equity                     2000              (487,662)             181,798              (669,460)
                                                     1999               181,798               37,385               144,413

      Russell Aggressive Equity                      2000               (70,814)              39,083              (109,897)
                                                     1999                39,083               (1,753)               40,836

      Russell Non-U.S.                               2000              (177,164)             259,569              (436,733)
                                                     1999               259,569                1,844               257,725

      Russell Core Bond                              2000                 4,942             (142,357)              147,299
                                                     1999              (142,357)               3,543              (145,900)



COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                           Unrealized Appreciation (Depreciation)
                                                              -------------------------------------------------------------
                                                                 Appreciation         Appreciation
                                                    Year or     (Depreciation)       (Depreciation)
                                                    Period      End of Period        Beginning of Period       Change
                                                   -------    ------------------    -----------------     -----------------


      Russell Real Estate Securities                 2000              $ 31,170               $ (393)             $ 31,563
                                                     1999                  (393)                   -                  (393)

      AIM V.I. Value                                 2000              (806,785)             312,963            (1,119,748)
                                                     1999               312,963                1,376               311,587

      AIM V.I. Capital Appreciation                  2000              (459,853)             211,517              (671,370)
                                                     1999               211,517                5,386               206,131

      AIM V.I. International Equity                  2000              (102,142)             101,232              (203,374)
                                                     1999               101,232               (6,224)              107,456

      Alliance Premier Growth                        2000              (329,754)             582,513              (912,267)
                                                     1999               582,513              118,514               463,999

      Alliance Real Estate Investment                2000                36,471              (30,367)               66,838
                                                     1999               (30,367)             (17,191)              (13,176)

      Liberty Newport Tiger Fund, Variable           2000                   988               18,690               (17,702)
                                                     1999                18,690                2,743                15,947

      Goldman Sachs Growth and Income                2000               (22,852)              (4,321)              (18,531)
                                                     1999                (4,321)             (11,213)                6,892

      Goldman Sachs International Equity             2000               (17,621)              62,028               (79,649)
                                                     1999                62,028                2,720                59,308

      Goldman Sachs Global Income                    2000                (2,845)              (1,776)               (1,069)
                                                     1999                (1,776)                (187)               (1,589)

      Goldman Sachs Internet Tollkeeper              2000               (27,963)                   -               (27,963)
                                                     1999                     -                    -                     -

      Kemper Dreman High Return Equity               2000                    12                   (8)                   20
                                                     1999                    (8)                   5                   (13)

      Kemper Small Cap Growth                        2000               (17,067)              37,072               (54,139)
                                                     1999                37,072                3,989                33,083

      Kemper Small Cap Value                         2000                 9,036               (3,443)               12,479
                                                     1999                (3,443)             (13,980)               10,537

      Kemper Government Securities                   2000                10,381                   76                10,305
                                                     1999                    76                  206                  (130)



COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                             Unrealized Appreciation (Depreciation)
                                                              -------------------------------------------------------------
                                                                 Appreciation         Appreciation
                                                    Year or     (Depreciation)       (Depreciation)
                                                    Period      End of Period        Beginning of Period       Change
                                                   -------    ------------------    -----------------     -----------------


      MFS Bond                                       2000                   $ 5                  $ 1                   $ 4
                                                     1999                     1                    5                    (4)

      MFS Research                                   2000                19,228              175,774              (156,546)
                                                     1999               175,774               24,572               151,202

      MFS Growth with Income                         2000                99,981              126,692               (26,711)
                                                     1999               126,692               54,989                71,703

      MFS Emerging Growth                            2000               159,999              684,030              (524,031)
                                                     1999               684,030               87,574               596,456

      MFS Emerging Markets Equity                    2000                (2,282)               5,475                (7,757)
                                                     1999                 5,475               (7,685)               13,160

      MFS High Income                                2000               (40,942)              (2,211)              (38,731)
                                                     1999                (2,211)              (2,625)                  414

      MFS Global Governments                         2000                   (63)                (242)                  179
                                                     1999                  (242)                 189                  (431)

      MFS New Discovery                              2000                   525                    -                   525
                                                     1999                     -                    -                     -

      Oppenheimer Capital Appreciation               2000                20,082               62,672               (42,590)
                                                     1999                62,672                9,357                53,315

      Oppenheimer Main Street Growth & Income        2000               (34,859)              49,552               (84,411)
                                                     1999                49,552                 (771)               50,323

      Oppenheimer High Income                        2000               (42,325)              (3,509)              (38,816)
                                                     1999                (3,509)              (2,071)               (1,438)

      Oppenheimer Bond                               2000               (21,407)             (15,662)               (5,745)
                                                     1999               (15,662)              12,503               (28,165)

      Oppenheimer Strategic Bond                     2000                (4,337)                 136                (4,473)
                                                     1999                   136                 (129)                  265

      Putnam VT Growth and Income                    2000               (43,686)             (49,990)                6,304
                                                     1999               (49,990)              44,649               (94,639)

      Putnam VT New Value                            2000                 8,139                 (231)                8,370
                                                     1999                  (231)                 860                (1,091)



COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                           Unrealized Appreciation (Depreciation)
                                                              -------------------------------------------------------------
                                                                 Appreciation         Appreciation
                                                    Year or     (Depreciation)       (Depreciation)
                                                    Period      End of Period        Beginning of Period       Change
                                                   -------    ------------------    -----------------     -----------------


      Putnam VT Vista                                2000              $ (8,352)            $ 79,103             $ (87,455)
                                                     1999                79,103                7,815                71,288

      Putnam VT International Growth                 2000               134,887              513,520              (378,633)
                                                     1999               513,520               (2,297)              515,817

      Putnam VT International New Opportunities      2000               (72,794)              91,867              (164,661)
                                                     1999                91,867                  299                91,568

      Templeton Global Income Securities             2000                 1,238                   (9)                1,247
                                                     1999                    (9)                   -                    (9)

      Franklin Small Cap                             2000              (192,066)              33,706              (225,772)
                                                     1999                33,706                    -                33,706

      Templeton Growth Securities                    2000                (4,129)              14,590               (18,719)
                                                     1999                14,590                    -                14,590

      Templeton International Securities             2000               (28,837)              67,478               (96,315)
                                                     1999                67,478                4,711                62,767

      Templeton Developing Markets Securities        2000               (55,254)              37,123               (92,377)
                                                     1999                37,123                3,570                33,553

      Templeton Mutual Shares Securities             2000                37,140                1,833                35,307
                                                     1999                 1,833                  263                 1,570

      Franklin Large Cap Growth Securities           2000               (26,679)              24,948               (51,627)
                                                     1999                24,948                    -                24,948

      Fidelity VIP Growth                            2000               (11,570)              15,091               (26,661)
                                                     1999                15,091                1,118                13,973

      Fidelity VIP II Contrafund                     2000                (1,392)               1,306                (2,698)
                                                     1999                 1,306                   99                 1,207

      Fidelity VIP III Growth Opportunities          2000                (4,191)                 437                (4,628)
                                                     1999                   437                   19                   418

      Fidelity VIP III Growth & Income               2000                (3,381)               7,812               (11,193)
                                                     1999                 7,812                3,784                 4,028

      Fidelity VIP Equity-Income                     2000                  (584)                (988)                  404
                                                     1999                  (988)                 635                (1,623)



COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                            Unrealized Appreciation (Depreciation)
                                                              -------------------------------------------------------------
                                                                 Appreciation         Appreciation
                                                    Year or     (Depreciation)       (Depreciation)
                                                    Period      End of Period      Beginning of Period         Change
                                                   -------    ------------------    -----------------     -----------------


      American Century VP Income & Growth            2000             $ (26,376)               $ 407             $ (26,783)
                                                     1999                   407                    -                   407

      American Century VP International              2000                (8,481)                  25                (8,506)
                                                     1999                    25                    -                    25

      American Century VP Value                      2000                32,221                  134                32,087
                                                     1999                   134                    -                   134

      Dreyfus Stock Index                            2000               (12,866)                   3               (12,869)
                                                     1999                     3                    -                     3

      Dreyfus VIF Disciplined Stock                  2000                (2,370)                   2                (2,372)
                                                     1999                     2                    -                     2

      Dreyfus VIF Appreciation                       2000                (6,335)                   -                (6,335)
                                                     1999                     -                    -                     -

      INVESCO VIF Dynamics                           2000               (25,286)               1,133               (26,419)
                                                     1999                 1,133                    -                 1,133

      INVESCO VIF High Yield                         2000                (7,621)                 (14)               (7,607)
                                                     1999                   (14)                   -                   (14)

      PIMCO High Yield Bond                          2000                    (8)                   -                    (8)
                                                     1999                     -                    -                     -

      PIMCO Low Duration Bond                        2000                     1                   (1)                    2
                                                     1999                    (1)                   -                    (1)

      PIMCO StocksPLUS Growth & Income               2000                   (24)                  (4)                  (20)
                                                     1999                    (4)                   -                    (4)

      PIMCO Total Return Bond                        2000                 2,529                  (33)                2,562
                                                     1999                   (33)                   -                   (33)

      Scudder International                          2000               (23,081)                 516               (23,597)
                                                     1999                   516                    -                   516

COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(8)   UNITS OUTSTANDING

                                                    12/31/00        12/31/99        12/31/98        12/31/97        12/31/96
                                                  --------------  --------------  --------------  --------------  --------------

      Sub-account accumulation units:
       Cova Lord Abbett Growth and Income             1,257,696       1,241,056               -               -               -
       Cova Bond Debenture                              846,521         859,300         681,676         347,400          39,545
       Cova Developing Growth                           210,893         130,053          70,926           6,039               -
       Cova Large Cap Research                          173,756         142,370          49,894               -               -
       Cova Mid-Cap Value                               205,339         132,159          85,457           8,510               -
       Cova Quality Bond                                574,866         629,401         501,045         234,643          64,534
       Cova Small Cap Stock                             665,868         632,695         663,925         487,580         113,118
       Cova Large Cap Stock                           1,621,909       1,531,957       1,132,390         686,677         126,231
       Cova Select Equity                             1,213,970       1,237,436       1,052,797         700,550         185,509
       Cova International Equity                        875,028         838,996         779,375         554,105         124,032
       GACC Money Market                                172,790         157,984         129,569          14,091               -
       Russell Multi-Style Equity                       358,236         213,789          48,388               -               -
       Russell Aggressive Equity                         83,187          44,230           8,651               -               -
       Russell Non-U.S.                                 162,115          98,852          18,259               -               -
       Russell Core Bond                                251,998         220,655          61,498               -               -
       Russell Real Estate Securities                    20,919           5,917               -               -               -
       AIM V.I. Value                                   388,155         158,759           2,865               -               -
       AIM V.I. Capital Appreciation                    217,297          63,264           5,570               -               -
       AIM V.I. International Equity                     47,794          19,322          15,257               -               -
       Alliance Premier Growth                          243,239         130,836          62,869               -               -
       Alliance Real Estate Investment                   55,762          29,380          22,077               -               -
       Liberty Newport Tiger Fund, Variable               7,171           2,639           2,397               -               -
       Goldman Sachs Growth and Income                   38,472          27,398          13,107               -               -
       Goldman Sachs International Equity                28,504          27,069          15,859               -               -
       Goldman Sachs Global Income                        4,803           3,165           3,002               -               -
       Goldman Sachs Internet Tollkeeper                 12,534               -               -               -               -
       Kemper Dreman High Return Equity                      10              10              10               -               -
       Kemper Small Cap Growth                           16,931           8,195           3,829               -               -
       Kemper Small Cap Value                            35,016          27,733          16,641               -               -
       Kemper Government Securities                      23,467          20,807           2,519               -               -
       MFS Bond                                              10              10              10               -               -
       MFS Research                                      91,630          62,149          25,994               -               -
       MFS Growth with Income                           149,611         112,973          64,791               -               -
       MFS Emerging Growth                               93,844          62,562          47,710               -               -
       MFS Emerging Markets Equity                        3,574           3,897           4,234               -               -
       MFS High Income                                   29,111          21,540          13,080               -               -
       MFS Global Governments                             1,396           1,050             385               -               -
       MFS New Discovery                                    885               -               -               -               -
       Oppenheimer Capital Appreciation                  30,729          15,979           5,037               -               -
       Oppenheimer Main Street Growth & Income           54,516          34,600          14,882               -               -
       Oppenheimer High Income                           32,733          25,621          10,533               -               -
       Oppenheimer Bond                                  81,606          71,773          46,377               -               -
       Oppenheimer Strategic Bond                        11,203           7,503           2,684               -               -
       Putnam VT Growth and Income                      169,137         131,527          80,114               -               -
       Putnam VT New Value                                5,920           2,342           2,202               -               -
       Putnam VT Vista                                   46,645          17,707           6,799               -               -



COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(8)   UNITS OUTSTANDING, CONTINUED:
                                                    12/31/00        12/31/99        12/31/98        12/31/97        12/31/96
                                                  --------------  --------------  --------------  --------------  --------------

      Sub-account accumulation units, continued:
       Putnam VT International Growth                   123,371          81,982          56,566               -               -
       Putnam VT International New Opportunities         22,503           8,721           4,783               -               -
       Templeton Global Income Securities                 2,998             795               -               -               -
       Franklin Small Cap                                57,662           7,226               -               -               -
       Templeton Growth Securities                       19,579           8,686               -               -               -
       Templeton International Securities                83,612          50,837           6,626               -               -
       Templeton Developing Markets Securities           43,226          13,256           7,033               -               -
       Templeton Mutual Shares Securities                33,778           9,448             944               -               -
       Franklin Large Cap Growth Securities              54,641          10,673               -               -               -
       Fidelity VIP Growth                                7,715           4,777             505               -               -
       Fidelity VIP II Contrafund                         1,313             623              78               -               -
       Fidelity VIP III Growth Opportunities              1,949             521             114               -               -
       Fidelity VIP III Growth & Income                   7,498           6,964           2,082               -               -
       Fidelity VIP Equity-Income                         3,607           3,423             772               -               -
       American Century VP Income & Growth               42,799           1,017               -               -               -
       American Century VP International                  7,256              10               -               -               -
       American Century VP Value                         20,458             546               -               -               -
       Dreyfus Stock Index                               21,547              10               -               -               -
       Dreyfus VIF Disciplined Stock                      4,460              10               -               -               -
       Dreyfus VIF Appreciation                          27,606              10               -               -               -
       INVESCO VIF Dynamics                              27,344           1,951               -               -               -
       INVESCO VIF High Yield                             8,718             996               -               -               -
       PIMCO High Yield Bond                                116              10               -               -               -
       PIMCO Low Duration Bond                              108              10               -               -               -
       PIMCO StocksPLUS Growth & Income                      10              10               -               -               -
       PIMCO Total Return Bond                           12,364           1,525               -               -               -
       Scudder International                             16,238             624               -               -               -
       Cova Lord Abbett Growth and Income Series A       19,410               -               -               -               -
       Cova Bond Debenture Series A                       9,383               -               -               -               -
       Cova Developing Growth Series A                      565               -               -               -               -
       Cova Large Cap Research Series A                     638               -               -               -               -
       Cova Mid-Cap Value Series A                        2,825               -               -               -               -
       Cova Quality Bond Series A                            10               -               -               -               -
       Cova Small Cap Stock Series A                      5,347               -               -               -               -
       Cova Large Cap Stock Series A                      9,509               -               -               -               -
       Cova Select Equity Series A                        5,255               -               -               -               -
       Cova International Equity Series A                 7,064               -               -               -               -
       GACC Money Market Series A                            10               -               -               -               -
       AIM V.I. Value Series A                           31,356               -               -               -               -
       AIM V.I. Capital Appreciation Series A            17,972               -               -               -               -
       AIM V.I. International Equity Series A             5,234               -               -               -               -
       Templeton Global Income Securities Series A           10               -               -               -               -
       Franklin Small Cap Series A                          124               -               -               -               -
       Templeton Growth Securities Series A               4,120               -               -               -               -
       Templeton International Securities Series A          188               -               -               -               -
       Franklin Large Cap Growth Securities Series A      6,801               -               -               -               -




COVA VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements
December 31, 2000


(8)   UNITS OUTSTANDING, CONTINUED:
                                                    12/31/00        12/31/99        12/31/98        12/31/97        12/31/96
                                                  --------------  --------------  --------------  --------------  --------------

      Sub-account annuity units:
       Cova Lord Abbett Growth and Income                 5,663           4,367               -               -               -
       Cova Bond Debenture                                  533             564               -               -               -
       Cova Mid-Cap Value                                   151               -               -               -               -
       Cova Quality Bond                                  2,607               -               -               -               -
       Cova Large Cap Stock                               4,048             488               -               -               -
       Cova Select Equity                                 3,380             527               -               -               -
       Cova International Equity                            317               -               -               -               -
       AIM V.I. Value                                       110               -               -               -               -
       Russell Aggressive Equity                          1,503               -               -               -               -
       Russell Core Bond                                  7,806               -               -               -               -
       Russell Multi-Style Equity                         8,001               -               -               -               -
       Russell Non-U.S.                                   4,577               -               -               -               -
       Russell Real Estate Securities                     1,298               -               -               -               -




                      COVA FINANCIAL LIFE INSURANCE COMPANY
              (a wholly owned subsidiary of Cova Financial Services
                             Life Insurance Company)

                              Financial Statements

                        December 31, 2000, 1999, and 1998

                   (With Independent Auditors' Report Thereon)

INDEPENDENT AUDITORS' REPORT



Board of Directors and Shareholder
Cova Financial Life Insurance Company
Newport Beach, California


We have audited the accompanying balance sheet of Cova Financial Life Insurance Company as of December 31, 2000, and the related statements of operations, shareholder's equity, and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Cova Financial Life Insurance Company as of December 31, 2000, and the results of its operations and its cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

As more fully discussed in Note 2 to the financial statements, the Company was acquired in a business combination accounted for as a purchase. As a result of the acquisition, the financial statements for the period subsequent to the acquisition are presented on a different basis of accounting than those for the periods prior to the acquisition and, therefore, are not directly comparable.



/S/ Deloitte & Touche LLP


Chicago, Illinois
February 22, 2001

                          INDEPENDENT AUDITORS' REPORT



     The Board of Directors and Shareholder
     Cova Financial Life Insurance Company:


     We have audited the accompanying balance sheet of Cova Financial Life Insurance Company (a wholly owned subsidiary of Cova Financial Services Life Insurance Company) (the Company) as of December 31, 1999, and the related statements of operations, shareholders' equity, and cash flows for each of the years in the two-year period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Cova Financial Life Insurance Company as of December 31, 1999, and the results of its operations and its cash flows for each of the years in the two-year period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.


      /s/ KMPG LLP

      Chicago, Illinois
      February 4, 2000

                    COVA FINANCIAL LIFE INSURANCE COMPANY (a
             wholly owned subsidiary of Cova Financial Services Life
                               Insurance Company)

                                 Balance Sheets

                           December 31, 2000 and 1999
                                 (in thousands)

                                                                                         PREDECESSOR
                                                                                            BASIS
                                    Assets                                2000              1999
                                                                      -------------     --------------


Investments:
    Fixed maturity securities, at fair value (amortized cost
      of $98,536 and $101,690)                                      $      100,263    $        95,568
    Mortgage loans                                                           4,336              5,439
    Short-term investments                                                     284                 --
    Policy loans                                                             1,102                938
                                                                      -------------     --------------

             Total investments                                             105,985            101,945

Cash and cash equivalents                                                    6,133              2,199
Accrued investment income                                                    1,641              1,624
Deferred policy acquisition costs                                            2,499             15,093
Value of business acquired                                                  16,826              1,740
Goodwill                                                                     2,404              1,631
Deferred income taxes                                                          404              1,232
Receivable from OakRe                                                        1,100             18,890
Income taxes recoverable                                                        75                 75
Reinsurance receivables                                                        132                  9
Other assets                                                                 4,807                 24
Separate accounts                                                          209,032            186,040
                                                                      -------------     --------------

             Total assets                                           $      351,038    $       330,502
                                                                      =============     ==============

See accompanying notes to financial statements.


                    COVA FINANCIAL LIFE INSURANCE COMPANY (a
             wholly owned subsidiary of Cova Financial Services Life
                               Insurance Company)

                            Balance Sheets, continued

                           December 31, 2000 and 1999
                        (in thousands, except share data)

                                                                                          PREDECESSOR
                                                                                             BASIS
                      Liabilities and Shareholder's Equity                 2000              1999
                                                                       --------------    --------------


Policyholder deposits                                                $       108,429   $       116,184
Future policy benefits                                                         6,828             6,707
Payable on purchase of securities                                                 --                85
Accounts payable and other liabilities                                         1,014             1,589
Payable to OakRe                                                                  --               172
Guaranty fund assessments                                                      1,100             1,100
Separate accounts                                                            209,022           186,035
                                                                       --------------    --------------

             Total liabilities                                               326,393           311,872
                                                                       --------------    --------------

Shareholder's equity:
    Common stock, $233.34 par value, (authorized
      30,000 shares; issued and outstanding
      12,000 shares in 2000 and 1999)                                          2,800             2,800
    Additional paid-in capital                                                22,802            15,523
    Retained (deficit) earnings                                               (1,286)            1,993
    Accumulated other comprehensive income (loss)                                329            (1,686)
                                                                       --------------    --------------

             Total shareholder's equity                                       24,645            18,630
                                                                       --------------    --------------

             Total liabilities and shareholder's equity              $       351,038   $       330,502
                                                                       ==============    ==============


See accompanying notes to financial statements.

                    COVA FINANCIAL LIFE INSURANCE COMPANY (a
             wholly owned subsidiary of Cova Financial Services Life
                               Insurance Company)

                            Statements of Operations

                  Years ended December 31, 2000, 1999, and 1998
                                 (in thousands)


                                                                                 PREDECESSOR BASIS
                                                                  2000           1999        1998
                                                                ----------     ----------  ----------


Revenues:
    Premiums                                                  $       543    $     1,041 $     1,308
    Separate account fees                                           2,840          2,215       1,392
    Net investment income                                           8,919          7,663       7,516
    Net realized (losses) gains on investments                     (1,193)          (226)        126
    Other income                                                      221            382          66
                                                                ----------     ----------  ----------

             Total revenues                                        11,330         11,075      10,408
                                                                ----------     ----------  ----------

Benefits and expenses:
    Interest on policyholder deposits                               6,133          6,064       5,486
    Current and future policy benefits                              1,026          1,479       1,549
    Operating and other expenses                                    1,244          1,548         945
    Amortization of purchased intangible
      assets                                                        4,555            233         260
    Amortization of deferred policy
      acquisition costs                                               124          1,397       1,081
                                                                ----------     ----------  ----------

             Total benefits and expenses                           13,082         10,721       9,321
                                                                ----------     ----------  ----------

             (Loss)  Income before income taxes                    (1,752)           354       1,087
                                                                ----------     ----------  ----------

Income tax (benefit) expense:
    Current                                                            --           (246)        (80)
    Deferred                                                         (466)           440         357
                                                                ----------     ----------  ----------

             Total income tax (benefit) expense                      (466)           194         277
                                                                ----------     ----------  ----------

             Net (loss) income                                $    (1,286)   $       160 $       810
                                                                ==========     ==========  ==========


See accompanying notes to financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY
           (a wholly owned subsidiary of Cova Financial Services Life
                               Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 2000, 1999, and 1998
                                 (in thousands)
                                                                                 PREDECESSOR BASIS
                                                                   2000          1999         1998
                                                                 ----------    ----------   ---------


COMMON STOCK                                                   $     2,800   $     2,800  $    2,800
                                                                 ----------    ----------   ---------

ADDITIONAL PAID-IN CAPITAL:
    Balance at beginning of period                                  15,523        14,523      13,523
    Adjustment to reflect purchase acquisition                       3,279            --          --
    Capital contribution                                             4,000         1,000       1,000
                                                                 ----------    ----------   ---------

    Balance at end of period                                        22,802        15,523      14,523
                                                                 ----------    ----------   ---------

RETAINED (DEFICIT) EARNINGS:
    Balance at beginning of period                                   1,993         1,833       1,023
    Adjustment to reflect purchase acquisition                      (1,993)           --          --
    Net (loss) income                                               (1,286)          160         810
                                                                 ------------  ----------   ---------

    Balance at end of period                                        (1,286)        1,993       1,833
                                                                 ----------    ----------   ---------

ACCUMULATED OTHER COMPREHENSIVE INCOME:
    Balance at beginning of period                                  (1,686)          333         145
    Adjustment to reflect purchase acquisition                       1,686            --          --
    Change in unrealized gains (losses) of fixed
      maturity and equity securities                                   329        (2,019)        188
                                                                 ----------    ----------   ---------

    Balance at end of period                                           329        (1,686)        333
                                                                 ----------    ----------   ---------

             Total shareholder's equity                        $    24,645   $    18,630  $   19,489
                                                                 ==========    ==========   =========

TOTAL COMPREHENSIVE (LOSS) INCOME:
    Net (loss) income                                          $    (1,286)  $       160  $      810
    Other comprehensive income (loss), net of tax                      329        (2,019)        188
                                                                 ----------    ----------   ---------

             Total comprehensive (loss) income                 $      (957)  $    (1,859) $      998
                                                                 ==========    ==========   =========


See accompanying notes to financial statements.


                      COVA FINANCIAL LIFE INSURANCE COMPANY
           (a wholly owned subsidiary of Cova Financial Services Life
                               Insurance Company)

                            Statements of Cash Flows

                  Years ended December 31, 2000, 1999, and 1998
                                 (in thousands)

                                                                                            PREDECESSOR BASIS
                                                                              2000          1999         1998
                                                                           -----------    ----------   ----------


CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income                                                        $     (1,286)  $       160  $       810
    Adjustments to reconcile net (loss) income to net cash
      provided by operating activities:
      Depreciation and amortization expenses                                     (932)          175           23
      Losses (gains) on investments, net                                        1,193           226         (126)
      Interest credited to policyholder account balances                        6,133         6,064        5,486
      Policy charges                                                           (3,060)       (2,597)      (1,393)
      Changes in:
        Accrued investment income                                                 (17)           17          186
        Other receivables                                                      13,435        16,726       32,013
        Deferred policy acquisition costs and value of
           business acquired, net                                                 855        (6,837)      (2,322)
        Insurance related liabilities                                             320           516          810
        Income taxes payable                                                     (467)          193          423
        Other liabilities                                                      (1,480)         (111)       2,006
        Other, net                                                               (603)        4,183         (547)
                                                                           -----------    ----------   ----------
             Net cash provided by operating activities                         14,091        18,715       37,369
                                                                           -----------    ----------   ----------

CASH FLOWS FROM INVESTING ACTIVITIES
    Sales of:
      Fixed maturity securities                                                 8,311        10,775           --
      Mortgage loans                                                            1,067           766          139
    Purchases of:
      Fixed maturity securities                                               (19,751)      (28,375)     (53,065)
      Mortgage loans                                                               --          (990)      (3,608)
    Maturities and repayments of fixed maturity securities                      7,686        15,212       50,986
    Net change in short-term investments                                         (284)           --           --
    Net change in policy loans                                                   (164)          285         (140)
                                                                           -----------    ----------   ----------
             Net cash used in investing activities                             (3,135)       (2,327)      (5,688)
                                                                           -----------    ----------   ----------

CASH FLOWS FROM FINANCING ACTIVITIES
    Policyholder account balances:
      Deposits                                                                 29,837        34,755       34,887
      Withdrawals                                                             (40,859)      (56,933)     (62,727)
    Capital contribution                                                        4,000         1,000        1,000
                                                                           -----------    ----------   ----------
             Net cash used in financing activities                             (7,022)      (21,178)     (26,840)
                                                                           -----------    ----------   ----------

Change in cash and cash equivalents                                             3,934        (4,790)       4,841

Cash and cash equivalents, beginning of year                                    2,199         6,989        2,148
                                                                           -----------    ----------   ----------

CASH AND CASH EQUIVALENTS, END OF YEAR                                   $      6,133   $     2,199  $     6,989
                                                                           ===========    ==========   ==========



See accompanying notes to financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY
           (a wholly owned subsidiary of Cova Financial Services Life
                               Insurance Company)

                          Notes to Financial Statements

                        December 31, 2000, 1999, and 1998





(1)      BASIS OF PRESENTATION AND NATURE OF THE BUSINESS

         BASIS OF PRESENTATION

         Cova Financial Life Insurance Company (the Company), a California domiciled life insurance company, is a wholly owned subsidiary of Cova Financial Services Life Insurance Company (CFSLIC). CFSLIC is a wholly owned subsidiary of Cova Corporation, which is a wholly owned subsidiary of General American Life Insurance Company (GALIC), a Missouri domiciled life insurance company. GALIC is a wholly owned subsidiary of GenAmerica Financial Corporation.

         The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Significant intercompany transactions have been eliminated.

         NATURE OF THE BUSINESS

         The Company markets and services single premium deferred annuities, immediate annuities, variable annuities, term life, variable life, and single premium whole life insurance policies. The Company is licensed to conduct business in the state of California. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders. Life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

         Under the deferred fixed annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to ten years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates. Policyholders also may incur certain federal income tax penalties on withdrawals.

         Under the variable annuity contracts, policyholder deposits are allocated to various separate account sub-accounts or the general account. A sub-account is valued at the sum of market values of the securities in its underlying investment portfolio. The contract value allocated to a sub-account will fluctuate based on the performance of the sub-account investments. The contract value allocated to the general account is credited with a fixed interest rate for a specified period. The Company may assess surrender fees against amounts withdrawn prior to the end of the withdrawal charge period. Policyholders may also incur certain federal income tax penalties on withdrawals.

         Under the variable life contracts, policyholder deposits are allocated to various separate account sub-accounts. The account value of a sub-account will fluctuate based on the performance of the sub-account investments. The Company guarantees a minimum death benefit to be paid to the beneficiaries upon the death of the insured. The Company may assess surrender fees against amounts withdrawn prior to the end of the surrender charge period. A deferred premium tax may also be assessed against amounts withdrawn in the first ten years. Policyholders may also incur certain federal income tax penalties on withdrawals.

         Under the term life insurance policies, policyholders pay a level premium over a certain period of time to guarantee a death benefit will be paid to the beneficiaries upon the death of the insured. This policy has no cash accumulation available to the policyholder.


         Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 97%, 94%, and 96% of the Company's sales have been through two specific brokerage firms, A. G. Edwards & Sons, Incorporated, and Edward Jones & Company, Incorporated, in 2000, 1999, and 1998, respectively.

(2)      ACQUISITION BY METLIFE

         On January 6, 2000, GenAmerica Financial Corporation and all of its holdings were acquired by Metropolitan Life Insurance Company (MetLife), a New York domiciled life insurance company, for $1.2 billion in cash (the Merger).

         The Merger was accounted for using the purchase method of accounting. The net purchase price of approximately $21,602,000 was allocated to the assets and liabilities acquired based upon the fair market value of such assets and liabilities at the date of acquisition. For the purposes of financial reporting, the Company has accounted for the Merger as if it took place on January 1, 2000.

         The excess of the acquisition purchase price over the fair value of net assets acquired of approximately $2,530,000 was recorded as goodwill and will be amortized on a straight-line basis over 20 years. This new basis of accounting resulted in an increase in shareholder's equity of approximately $2,972,000 on January 1, 2000. The Company's financial statements subsequent to January 1, 2000 reflect this new basis of accounting.

         As a result of the acquisition, the financial statements for the period subsequent to the acquisition are presented on a different basis of accounting than those for the periods prior to the acquisition and, therefore, are not directly comparable. For periods prior to the date of the acquisition, the balances are referred to as "Predecessor Basis."

(3)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         INVESTMENTS

         All fixed maturity securities are classified as available-for-sale and are carried at fair value, with unrealized holding gains and losses reported as accumulated other comprehensive income in shareholder's equity, net of deferred effects of income tax and related effects on deferred policy acquisition costs and value of business acquired.

         Amortization of the discount or premium from the purchase of mortgage-backed bonds is recognized using a level-yield method, which considers the estimated timing and amount of prepayments of the underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments previously anticipated and the actual prepayments received and currently anticipated.

         A realized loss is recognized and charged against income if the Company's carrying value in a particular investment in the available-for-sale category has experienced a significant decline in fair value that is deemed to be other than temporary.

         Investment income is recorded when earned. Realized capital gains and losses on the sale of investments are determined on a specific identification basis.

         Mortgage loans and policy loans are carried at their unpaid principal balances. An allowance for mortgage loan losses is established based on an evaluation of the mortgage loan portfolio, past credit loss experience, and current economic conditions. Valuation allowances are established for impaired loans when it is probable that collection of all amounts due under the contractual terms is doubtful. The Company had no impaired loans in 2000 and 1999. The valuation allowance for potential losses on mortgage loans was $40,000 at December 31, 1999. There was no valuation allowance at December 31, 2000.

         Short-term investments consist of investment in money market funds and are carried at cost, which approximates fair value.

         CASH AND CASH EQUIVALENTS

         Cash and cash equivalents include currency and demand deposits in banks, U.S. Treasury bills, money market accounts, and commercial paper with maturities less than 90 days, which are not otherwise restricted.

         DEFERRED POLICY ACQUISITION COSTS

         Certain costs of acquiring new business which vary with and are directly related to the production of new business, principally commissions, premium taxes, and certain policy issuance and underwriting costs, are deferred and amortized into income. Deferred policy acquisition costs are periodically reviewed as to recoverability and written down when necessary.

         The costs deferred are amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities gains and losses, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profits are periodically reevaluated and the unamortized balance of deferred policy acquisition costs is adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception of the policies and contracts. The amortization and adjustments resulting from unrealized gains and losses are not recognized currently in income but as an offset to the accumulated other comprehensive income component of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

         VALUE OF BUSINESS ACQUIRED

         Value of business acquired (VOBA) reflects the estimated fair value of acquired insurance business in force and represents the portion of the acquisition cost that was allocated to the value of future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected net cash flows from the acquired insurance contracts. Certain estimates were utilized in the computation of this asset including estimates of future policy retention, investment income, interest credited to policyholders, surrender fees, mortality costs, and policy maintenance costs discounted at a pretax rate of 13% (8.7% net after tax).

         The estimated gross profit streams are periodically reevaluated and the unamortized balance of VOBA is adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from inception. The amortization and adjustments resulting from unrealized appreciation and depreciation are not recognized currently in income but as an offset to the accumulated other comprehensive income reflected as a separate component of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

         Based on current assumptions, amortization of the original in-force VOBA asset, expressed as a percentage of the original in-force asset, is projected to be 13.4%, 12.1%, 10.1%, 8.6%, and 8.0% for the years ended December 31, 2001 through 2005, respectively. Actual amortization incurred during these years may be more or less as assumptions are modified to incorporate actual results. The average crediting rate on the original in-force VOBA asset is 7.0% for 2000.

         On June 1, 1995, the Company recorded VOBA related to the GALIC acquisition of the Company. As a result of the Merger, the unamortized VOBA balance at January 1, 2000 was written off.


         GOODWILL

         Goodwill represents the excess of purchase price over the fair value of net assets acquired and is amortized on the straight-line basis over a 20-year period. The Company reviews goodwill for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

         SEPARATE ACCOUNTS

         Separate accounts contain segregated assets of the Company that are specifically assigned to variable annuity or variable life policyholders and are not available to other creditors of the Company. The earnings of separate account investments are also assigned to the policyholders in the separate accounts, and are not guaranteed or supported by the other general investments of the Company. The Company earns policy maintenance, administration, and mortality and expense risk fees from the separate accounts and assesses withdrawal charges in the event of early withdrawals. Separate account assets are carried at fair value.

         POLICYHOLDER DEPOSITS

         The Company recognizes its liability for policy amounts that are not subject to policyholder mortality nor longevity risk at the stated contract value, which is the sum of the original deposit and accumulated interest, less any commissions, expenses and withdrawals. The weighted average interest crediting rate on the Company's policyholder deposits as of December 31, 2000 was 6.27%.

         FUTURE POLICY BENEFITS

         Reserves are held for future policy benefits that subject the Company to make benefit payments based upon the contractual provisions of the policies. For term, single premium whole life, and variable life policies, the primary risk is untimely death of the insured. For single premium deferred annuities and flexible premium variable deferred annuities, the primary risk is untimely surrender of the policy by the policy owner for the net cash surrender value. For supplemental contracts, fixed and variable, and single premium immediate annuities, the primary risk is unexpected longevity of the annuitant(s).

         All policy reserves are established as the present value of estimated future policy benefits such present value based upon assumed future interest, expense, mortality, and surrenders as appropriate for the particular benefit. All assumptions are based upon the Company's conservative best estimate and are reviewed no less than annually and changed when actual experience and future anticipated experience dictates.

         INCOME TAXES

         The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The principal assets and liabilities giving rise to such differences are policy reserves, deferred policy acquisition costs and value of business acquired. Deferred income taxes also arise from unrealized capital gains and losses on fixed maturity securities carried at fair value.

         REINSURANCE

         In the normal course of business, the Company seeks to limit its exposure to losses on large risks by ceding risks to other insurance enterprises or reinsurers. Reinsurance activities are accounted for consistent with terms of the underlying contracts. Premiums ceded to other companies have been reported as a reduction of premiums. Amounts applicable to reinsurance ceded for future policy benefits and claim liabilities have been reported as assets for these items, and commissions and expense allowances received in connection with reinsurance ceded have been accounted for in income as earned. Reinsurance does not relieve the Company from its primary responsibility to meet claim obligations. The Company evaluates the financial conditions of its reinsurers periodically.

         PREMIUM REVENUE

         The Company recognizes premium revenue at the time of issue on annuity policies that subject it to longevity risks. For term and variable life products, premiums are recognized as revenue when due.

         OTHER INCOME

         Other income consists primarily of policy surrender charges.

         USE OF ESTIMATES

         The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from these estimates.

         The following elements of the financial statements are most affected by the use of estimates and assumptions:

               Investment valuation
               Amortization of deferred policy acquisition costs
               Amortization of value of business acquired
               Recoverability of goodwill

         PENDING ACCOUNTING STANDARDS

         Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities, is effective for all fiscal years beginning after June 15, 2000. SFAS 133, as amended, establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts and for hedging activities. Under SFAS 133, certain contracts that were not formerly considered derivatives may now meet the definition of a derivative. The Company will adopt SFAS 133 effective January 1, 2001. Management does not expect the adoption of SFAS 133 to have a significant impact on the financial position, results of operations, or cash flows of the Company.

         In July 2000, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 99-20, Recognition of Interest Income and Impairment on Certain Investment. This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other than temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after March 15, 2001. While the Company is currently in the process of quantifying the impact of EITF 99-20, the provisions of the consensus are not expected to have a material impact on the Company's financial condition or results of operations.

         RECLASSIFICATIONS

         Certain 1999 and 1998 amounts have been reclassified to conform to the 2000 presentation.

  (4)    INVESTMENTS

         The Company's investments in fixed maturity securities are considered available-for-sale and carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of shareholder's equity. The amortized cost and estimated fair value of investments in fixed maturity securities at December 31, 2000 and 1999, are as follows:

                                                                               2000
                                                  ---------------------------------------------------------------
                                                                      GROSS            GROSS         ESTIMATED
                                                    AMORTIZED       UNREALIZED      UNREALIZED         FAIR
                                                      COST            GAINS           LOSSES           VALUE
                                                  --------------  ---------------  --------------  --------------
                                                                          (IN THOUSANDS)

         Government agency obligations          $         921   $        124     $          --   $        1,045
         Corporate securities                          67,287          1,831              (840)          68,278
         Mortgage-backed securities                     9,784            313                --           10,097
         Asset-backed securities                       20,544            356               (57)          20,843
                                                  --------------  ---------------  --------------  --------------
              Total fixed maturity securities   $      98,536   $      2,624     $        (897)  $      100,263
                                                  ==============  ===============  ==============  ==============

                                                                               1999
                                                                        PREDECESSOR BASIS
                                                  ---------------------------------------------------------------
                                                                      GROSS            GROSS         ESTIMATED
                                                    AMORTIZED       UNREALIZED      UNREALIZED         FAIR
                                                      COST            GAINS           LOSSES           VALUE
                                                  --------------  ---------------  --------------  --------------
                                                                          (IN THOUSANDS)

         Government agency obligations          $       1,702   $         19     $          --   $        1,721
         Corporate securities                          76,444             30            (4,756)          71,718
         Mortgage-backed securities                     8,272              1              (202)           8,071
         Asset-backed securities                       15,272             --            (1,214)          14,058
                                                  --------------  ---------------  --------------  --------------
              Total fixed maturity securities   $     101,690   $         50     $      (6,172)  $       95,568
                                                  ==============  ===============  ==============  ==============


        The amortized cost and estimated fair value of fixed maturity securities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they require monthly principal installments and mortgagees may prepay principal.

                                                                               ESTIMATED
                                                              AMORTIZED           FAIR
                                                                 COST            VALUE
                                                            ---------------  ---------------
                                                                    (IN THOUSANDS)

        Less than one year                                $        4,449  $          4,273
        Due after one year through five years                     35,190            35,705
        Due after five years through ten years                    22,866            23,426
        Due after ten years                                        5,703             5,919
                                                            --------------   ---------------
                                                                  68,208            69,323
        Mortgage- and asset-backed securities                     30,328            30,940
                                                            --------------   ---------------

                 Total                                    $       98,536  $        100,263
                                                            ==============   ===============


        At December 31, 2000, approximately 92.5% of the Company's fixed maturity securities are investment grade or are nonrated but considered to be of investment grade. Of the 7.5% noninvestment grade fixed maturity securities, 1.5% are rated as BB, 0.9% are rated as B and 5.1% are rated CCC or below.

        The Company had four impaired fixed maturity securities with estimated fair value of approximately $1,420,000, of which three fixed maturity securities, with estimated fair value of approximately $1,400,000, became nonincome producing in 2000. The Company had one impaired fixed maturity security, which became nonincome producing in 1999.

        The components of investment income, realized gains (losses), and unrealized appreciation (depreciation) are as follows:

                                                                                                 PREDECESSOR BASIS
                                                                               ------------  ---------------------------
                                                                                  2000           1999          1998
                                                                               ------------  -------------  ------------
                                                                                            (IN THOUSANDS)

        Fixed maturity securities                                           $      8,116   $     7,119    $     6,928
        Short-term investments                                                       476            --             --
        Cash and cash equivalents                                                    243           185            305
        Mortgage loans                                                               102           401            308
        Policy loans                                                                  81            82             92
        Miscellaneous                                                                 23             1              2
                                                                               ------------  -------------  ------------
                  Total investment income                                          9,041         7,788          7,635
        Investment expenses                                                         (122)         (125)          (119)
                                                                               ------------  -------------  ------------

                  Net investment income                                     $      8,919   $     7,663    $     7,516
                                                                               ============  =============  ============

        Net realized capital (losses) gains are as follows:
            Fixed maturity securities                                       $     (1,810)  $      (452)   $       178
            VOBA/DAC offset to capital (losses) gains                                617           226            (52)
                                                                               ------------  -------------  ------------

                  Net realized capital (losses) gains on investments        $     (1,193)  $      (226)   $       126
                                                                               ============  =============  ============

                                                                                                           PREDECESSOR
                                                                                                              BASIS
                                                                                          --------------  --------------
                                                                                              2000            1999
                                                                                          --------------  --------------
                                                                                                (IN THOUSANDS)

        Unrealized appreciation (depreciation) are as follows:
            Fixed maturity securities                                                   $       1,727   $     (6,122)
            Effects on value of business acquired amortization                                 (1,220)           735
            Effects on deferred acquisition costs amortization                                     --          2,793
                                                                                          --------------  --------------

               Unrealized appreciation (depreciation) before income tax                           507         (2,594)

            Unrealized income tax (expense) benefit                                              (178)           908
                                                                                          --------------  --------------

               Net unrealized appreciation (depreciation) on investments                $         329   $     (1,686)
                                                                                          ==============  ==============


        Gross gains of $80,604, $165,919 and $591,755 and gross losses of $1,890,646, $618,025 and $413,588 were realized on sales of fixed maturity securities during 2000, 1999 and 1998, respectively.

        Net realized losses include impairment writedowns of fixed maturity securities totaling $1,117,212 and $493,244 during 2000 and 1999, respectively.

        The Company does not have any individual security that exceeds 10% of shareholder's equity at December 31, 2000. As of December 31, 1999, the Company held one individual mortgage loan, Colonial Realty with carrying value of $1,998,296, which exceeded 10% of shareholder's equity.

  (5)   FAIR VALUE OF FINANCIAL INSTRUMENTS

        In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets and liabilities are not considered financial instruments and are not carried at fair value.

                                                                                         PREDECESSOR BASIS
                                           ----------------------------------     ---------------------------------
                                                         2000                                   1999
                                           ----------------------------------     ---------------------------------

                                              CARRYING            FAIR               CARRYING           FAIR
                                                VALUE             VALUE               VALUE             VALUE
                                           ----------------  ----------------     ---------------  ----------------
                                                    (IN THOUSANDS)                         (IN THOUSANDS)

        ASSETS:
            Fixed maturity securities    $      100,263    $       100,263     $        95,568   $       95,568
             Mortgage loans                       4,336              4,610               5,439            5,369
             Policy loans                         1,102              1,102                 938              938
             Short-term investments                 284                284                  --               --
             Separate accounts                  209,032            209,032             186,040          186,040

        LIABILITIES:
             Policyholder deposits              108,181            104,784             115,845          111,786
             Separate accounts                  209,022            209,022             186,035          186,035


        The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

              Cash and Cash Equivalents, Short-term Investments, and Accrued Investment Income

              The carrying value amounts reported in the balance sheets for these instruments approximate their fair values due to their short-term nature.

              Investment Securities and Mortgage Loans

              Fair values of fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value estimates are obtained from independent pricing services. In some cases, such as private placements, certain mortgage-backed securities, and mortgage loans, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

              Policy Loans

              Fair values of policy loans approximate carrying value as the interest rates on the majority of policy loans are reset periodically and, therefore, approximate current interest rates.

              Policyholder Deposits

              The Company's policy contracts require the beneficiaries to commence receipt of payments by the later of age 85 or 10 years after purchase, and substantially all permit earlier surrenders, generally subject to fees and adjustments. Fair values for the Company's liabilities for investment type contracts (policyholder deposits) are estimated at the account value less surrender charges. Of the contracts permitting surrender, substantially all provide the option to surrender without fee or adjustment during the 30 days following reset of guaranteed crediting rates. The Company has not determined a practical method to determine the present value of this option.

(6)     DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

        The components of deferred policy acquisition costs are shown below:

                                                                                                  PREDECESSOR BASIS
                                                                                ------------  --------------------------
                                                                                   2000          1999          1998
                                                                                ------------  ------------  ------------
                                                                                            (IN THOUSANDS)

        Deferred policy acquisition costs - beginning of period              $     15,093   $     9,142   $     6,774
        Effects of push down purchase accounting                                  (15,093)           --            --
        Commissions and expenses deferred                                           2,524         2,815         3,411
        Interest credited                                                             100           788           603
        Amortization                                                                 (125)       (1,171)       (1,133)
        Deferred policy acquisition costs attributable to
            unrealized depreciation (appreciation)                                     --         3,519          (513)
                                                                                ------------  ------------  ------------

              Deferred policy acquisition costs - end of period              $      2,499   $    15,093   $     9,142
                                                                                ============  ============  ============


        The components of value of business acquired are shown below:

                                                                                                  PREDECESSOR BASIS
                                                                                -----------   --------------------------
                                                                                   2000          1999          1998
                                                                                -----------   ------------  ------------
                                                                                            (IN THOUSANDS)

        Value of business acquired - beginning of period                     $      1,740  $        854   $       900
        Effects of push down purchase accounting                                   (1,740)           --            --
        Effects of push down purchase accounting                                   20,180            --            --
        Renewal expense deferred                                                      416            --            --
        Interest credited                                                           1,258            62            66
        Amortization                                                               (3,808)         (103)         (120)
        Value of business acquired attributable to unrealized
            (appreciation) depreciation of investments                             (1,220)          927             8
                                                                                -----------   ------------  ------------

        Value of business acquired - end of period                           $     16,826  $      1,740   $       854
                                                                                ===========   ============  ============



 (7)     REINSURANCE

         Effective December 31, 1999, the Company entered into a modified coinsurance reinsurance agreement with MetLife. Under the reinsurance agreement, the Company ceded life insurance and annuity business that was issued or renewed from July 25, 1999 through December 31, 1999 to MetLife. The amount of ceded life insurance and annuity business that was issued or renewed from the Company to MetLife was approximately $14,000,000 and $15,000,000 at December 31, 2000 and 1999,
         respectively. Net earnings to MetLife from that business are experience refunded to the Company. The agreement does not meet the conditions for reinsurance accounting under GAAP. In substance, the agreement represents a guarantee by MetLife of new business and renewed SPDA business during this period. There was no impact on the Company's financial statements resulting from the reinsurance transaction with MetLife.

         On June 1, 1995, when Cova Corporation purchased the Company, then known as Xerox Financial Life Insurance Company (XFLIC), from Xerox Financial Services, Inc. (XFSI), a wholly owned subsidiary of Xerox Corporation, it entered into a financing reinsurance transaction with OakRe Life Insurance Company (OakRe), then a subsidiary of XFLIC, for OakRe to assume the economic benefits and risks of the existing SPDA deposits of XFLIC. Ownership of OakRe was retained by XFSI subsequent to the sale of XFLIC and other affiliates.

         In substance, terms of the agreement have allowed the seller, XFSI, to retain substantially all of the existing financial benefits and risks of the existing business, while the purchaser, GALIC, obtained the corporate operating and product licenses, marketing, and administrative capabilities of the Company and access to the retention of the policyholder deposit base that persists beyond the next crediting rate reset date.

         The financing reinsurance agreement entered into with OakRe as condition to the purchase of the Company does not meet the criteria for reinsurance accounting under GAAP. The net assets initially transferred to OakRe were established as a receivable and are subsequently increased as interest accrued on the underlying deposits and decrease as funds are transferred back to the Company when policies reach their crediting rate reset date or benefits are claimed. The receivable from OakRe to the Company that was created by this transaction will be liquidated over the remaining crediting rate guaranty periods. The liquidations transfer cash daily in the amount of the then current account value, less a recapture commission fee to OakRe on policies retained beyond their 30-day-no-fee surrender window by the Company, upon the next crediting rate reset date of each annuity policy. The Company may then reinvest that cash for those policies that are retained and thereafter assume the benefits and risks of those deposits.

         In the event that both OakRe and XFSI default on the receivable, the Company may draw funds from a standby bank irrevocable letter of credit established by XFSI in the amount of $500,000,000. No funds were drawn on this letter of credit since inception of the agreement.

         The Company has recorded a future payable that represents the present value of the anticipated future commission payments payable to OakRe over the remaining life of the financial reinsurance agreement discounted at an estimated borrowing rate of 6.5%. The future payable was extinguished in 2000.

         On July 1, 2000, the Company recaptured all of the existing single premium deferred annuity policies ceded to OakRe. On that same date, the Company terminated the June 1, 1995 reinsurance agreement with OakRe. The Company recognized an operating income of approximately $50,000 related to the recapture.

(8)     OTHER COMPREHENSIVE INCOME

        The components of other comprehensive income are as follows:

                                                                                                   PREDECESSOR BASIS
                                                                                  -----------  --------------------------
                                                                                     2000         1999          1998
                                                                                  -----------  ------------ -------------
                                                                                              (IN THOUSANDS)

        Unrealized gains (losses) on investments:

             Unrealized holding gains (losses) arising during the period,
             net of taxes of $300, $(1,054), and $81                           $        557  $    (1,959) $       150

             Less: reclassification adjustments for realized gains
             (losses) included in net income, net of taxes of $122, $33,
             and $(20)                                                                  228           60          (38)
                                                                                  -----------  ------------ -------------

                  Total other comprehensive income (loss)                      $        329  $    (2,019) $       188
                                                                                  ===========  ============ =============



 (9)    INCOME TAXES

        The Company will file a consolidated federal income tax return with CFSLIC and First Cova Life Insurance Company. The method of allocation between the companies is both subject to written agreement and approval by the Board of Directors. Allocation is to be based upon separate return calculations, adjusted for any tax deferred intercompany transactions, with current credit for net losses to the extent recoverable in the consolidated return.

        The actual federal income tax (benefit) expense differed from that expected by applying the federal statutory rate to income before income taxes as follows:

                                                                2000                    1999                1998
                                                        ---------------------   -------------------  -------------------
                                                                                (IN THOUSANDS)

        Computed expected tax (benefit) expense       $   (613)     (35.0)%    $   124      35.0%   $  380       35.0%
        Dividends received deduction - separate
            account                                         --         --         (115)    (32.5)     (150)     (13.9)
        Amortization of intangible assets                   44        2.5           39      11.0        39        3.6
        Change in valuation allowance                       --         --          173      48.9         --       --
        Return to provision adjustment                      99        5.7           --       --          --       --
        Other                                                4        0.2          (27)     (7.6)        8        0.8
                                                        --------- -----------   -------- ----------  -------- ----------

                   Total                              $   (466)     (26.6)%    $   194      54.8%   $  277       25.5%
                                                        ========= ===========   ======== ==========  ======== ==========



        The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2000 and 1999 are as follows:

                                                                                                            PREDECESSOR
                                                                                                               BASIS
                                                                                          ---------------  --------------
                                                                                               2000            1999
                                                                                          ---------------  --------------
                                                                                                  (IN THOUSANDS)
        Deferred tax assets:
            Tax basis of intangible assets purchased                                    $       515      $       569
            Liability for commission on recaptures                                               --               60
            Policy reserves                                                                   2,547            2,678
            Deferred policy acquisition costs                                                 1,477            1,383
            Permanent impairments                                                               771              173
            Net operating and capital loss                                                      962               --
            Unrealized depreciation in investments                                               --              908
            Other deferred tax assets                                                           965              165
                                                                                          ---------------  --------------
               Total deferred tax assets                                                      7,237            5,936
            Valuation allowance                                                                (173)            (173)
                                                                                          ---------------  --------------
                   Total deferred tax assets, net of valuation allowance                      7,064            5,763
                                                                                          ---------------  --------------

        Deferred tax liabilities:
            Unrealized appreciation in investments                                              177               --
            Value of business acquired                                                        5,528              226
            Deferred policy acquisition costs                                                   875            4,305
            Other                                                                                80               --
                                                                                          ---------------  --------------
                   Total deferred tax liabilities                                             6,660            4,531
                                                                                          ---------------  --------------

                   Net deferred tax asset                                               $       404      $     1,232
                                                                                          ===============  ==============


        A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. Management believes that it is more likely than not that the result of future operations will generate sufficient taxable income to realize the remaining deferred tax assets.

        XFSI and GALIC agreed to file an election to treat the GALIC acquisition of the Company as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of that election, the tax basis of the Company's assets as of the date of GALIC acquisition was revalued based upon fair market values as of June 1, 1995. The principal effect of the election was to establish a tax asset on the tax-basis balance sheet of approximately $2,900,000 for the value of the business acquired that is amortizable for tax purposes over ten to fifteen years.

        The Company has $1,833,994 of net operating loss carryforwards which expire in 2020 and $915,640 of capital loss carryforwards which expire in 2005.

 (10)   RELATED-PARTY TRANSACTIONS

        On December 31, 1997, Cova Life Management Company (CLMC) and Navisys Incorporated (Navisys), both affiliated companies, purchased certain assets of Johnson & Higgins/Kirke Van Orsdel, Inc. (J&H/KVI), an unaffiliated Delaware corporation, for $2,500,000, and merged them into Cova Life Administrative Service Company (CLASC), a joint subsidiary of CLMC and Navisys. Navisys purchased 51% of CLASC, and the remaining 49% was purchased by CLMC. The purchased assets are the administrative and service systems and organization that provide the policy service functions for the Company's life and annuity products. On October 31, 1999, CLMC purchased the remaining 51% interest in CLASC from Navisys for $1,184,414.

        The Company has entered into management, operations, and servicing agreements with its affiliated companies. The affiliated companies are CLMC, a Delaware corporation, which provides management services and the employees necessary to conduct the activities of the Company; Conning Asset Management and MetLife, which provide investment advice; and CLASC, which provides underwriting, policy issuance, claims, and other policy administration functions. Additionally, a portion of overhead and other corporate expenses are allocated by the Company's parent, GALIC. Expenses and fees paid to affiliated companies in 2000, 1999, and 1998 by the Company were $2,148,029, $2,496,782, and $1,587,833, respectively.

        In 2000 and 1999, the Company received a cash capital contribution of $4,000,000 and $1,000,000, respectively, from CFSLIC. CFSLIC's parent, GALIC, has guaranteed the maintenance of the capital and surplus of the Company at an amount which meets the requirements of the State of California.

 (11)   STATUTORY SURPLUS AND DIVIDEND RESTRICTION

        GAAP differs in certain respects from accounting practices prescribed or permitted by insurance regulatory authorities (statutory accounting principles).

        The major differences arise principally from the immediate expense recognition of policy acquisition costs and intangible assets for statutory reporting, determination of policy reserves based on different discount rates and methods, the recognition of deferred taxes under GAAP reporting, the nonrecognition of financial reinsurance for GAAP reporting, and the establishment of an asset valuation reserve as a contingent liability based on the credit quality of the Company's investment securities and an interest maintenance reserve as an unearned liability to defer the realized gains and losses of fixed income investments presumably resulting from changes to interest rates and amortize them into income over the remaining life of the investment sold under statutory accounting principles. In addition, adjustments to record the carrying values of fixed maturity securities and certain equity securities at estimated fair value are applied only under GAAP reporting and capital contributions in the form of notes receivable from an affiliated company are not recognized under GAAP reporting.

        Purchase accounting creates another difference as it requires the restatement of GAAP assets and liabilities to their established fair values at the date of purchase, and shareholder's equity to the net purchase price. Statutory accounting does not recognize the purchase method of accounting.

        As of December 31, the differences between statutory capital and surplus and shareholder's equity determined in conformity with GAAP were as follows:

                                                                                                  2000         1999
                                                                                               ------------ ------------
                                                                                                    (IN THOUSANDS)

        Statutory capital and surplus                                                        $     9,067  $     9,826
        Reconciling items:
            Asset valuation reserve                                                                  105          827
            Interest maintenance reserve                                                              53          187
            Investment adjustments to fair value                                                   1,727       (6,122)
            Investment adjustments to book value                                                  (4,352)          --
            Deferred policy acquisition costs                                                      2,499       15,093
            Basis policy reserves                                                                 (4,098)      (5,580)
            Deferred federal income taxes (net)                                                      404        1,232
            Goodwill                                                                               2,404        1,631
            Value of business acquired                                                            16,826        1,740
            Future purchase price payable                                                             --         (172)
            Investment valuation reserves                                                             --          (40)
            Other                                                                                     10            8
                                                                                               ------------ ------------
                   GAAP shareholder's equity                                                 $    24,645  $    18,630
                                                                                               ============ ============



        Statutory net loss for the years ended December 31, 2000, 1999, and 1998 was $4,470,088, $1,478,513, and $142,046, respectively.

        The maximum amount of dividends which can be paid by State of California insurance companies to shareholders without prior approval of the insurance commissioner is the greater of 10% of statutory surplus or statutory net gain from operations for the preceding year. Due to the 2000 statutory net loss and the Company's negative earned surplus at December 31, 2000, no dividends are permissible in 2001 without prior approval of the insurance commissioner.

         The National Association of Insurance Commissioners has developed certain risk based capital (RBC) requirements for life insurers. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 2000, the Company's Total Adjusted Capital and Authorized Control Level RBC were $9,170,938 and $2,043,349, respectively. This level of adjusted capital qualifies under all tests.

        In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles (the Codification). The Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The state of California will require adoption of the Codification for the preparation of statutory financial statements effective January 1, 2001. The Company estimates that the adoption of the Codification will increase statutory capital and surplus as of January 1, 2001 by $419,733, which relates to accounting principles regarding income taxes.

(12)    GUARANTY FUND ASSESSMENTS

        The Company participates with life insurance companies licensed in California in an association formed to guaranty benefits to policyholders of insolvent life insurance companies. Under state law, as a condition for maintaining the Company's authority to issue new business, the Company is contingently liable for its share of claims covered by the guaranty association for insolvencies incurred through 2000, but for which assessments have not yet been determined or assessed, to a maximum generally of 1% of statutory premiums per annum.

        In November 2000, the National Organization of Life and Health Guaranty Associations distributed a study of the major outstanding industry insolvencies, with estimates of future assessments by state. Based on this study, the Company has accrued a liability for $1,100,000 in future assessments on insolvencies that occurred before December 31, 2000. Under the coinsurance agreement between the Company and OakRe (see Note
        7), OakRe is required to reimburse the Company for any future assessments that it pays which relate to insolvencies occurring prior to June 1, 1995. The Company paid approximately $101,000, $8,000, and $34,000 in guaranty fund assessment in 2000, 1999, and 1998, respectively. These payments were substantially reimbursed by OakRe. At the same time, the Company is liable to OakRe for 80% of any future premium tax recoveries that are realized from any such assessments and may retain the remaining 20%. The credits to be retained were not material.

(13)    SUBSEQUENT EVENTS

        As of December 31, 2000, the Company's statutory capital and surplus was below minimum capital requirements established by the California Department of Insurance. Effective February 22, 2001, CFSLIC contributed $2,500,000 to the Company, which brings statutory capital and surplus above the required level.

        Effective February 12, 2001, Cova Financial Life Insurance Company changed its name to MetLife Investors Insurance Company of California. The name change is pending approval by the California Department of Insurance.







                                     PART C
                                OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS.

a.   FINANCIAL STATEMENTS

The following financial statements of the Separate Account are included in Part B hereof:


           1.  Reports of Independent Auditors.

           2.  Statement of Assets and Liabilities as of December 31, 2000.

           3.  Statement of Operations for the year ended December 31, 2000.

           4. Statements of Changes in Net Assets for the years ended December 31, 2000 and 1999.

           5.  Notes to Financial Statements - December 31, 2000 and 1999.

The following financial statements of the Company are included in Part B hereof:


           1.   Reports of Independent Auditors.

           2.   Balance Sheets as of December 31, 2000 and 1999.

           3. Statements of Income for the years ended December 31, 2000, 1999 and 1998.

           4. Statements of Shareholder's Equity for the Years Ended December 31, 2000, 1999 and 1998.

           5. Statements of Cash Flows for the Years Ended December 31, 2000, 1999 and 1998.

           6. Notes to Financial Statements - December 31, 2000, 1999 and 1998.

b.   EXHIBITS

          1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account+++

          2.   Not Applicable

          3.   (i) Principal Underwriter's Agreement
               (ii) Form of Selling Agreement +

          4. (i) Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contract**
               (ii) Death Benefit Rider**
               (iii) Rider - Nursing Home Waiver**
               (iv) Death Benefit Endorsements***
               (v)  Charitable Remainder Trust Endorsement***
               (vi) Form of Endorsement (Name Change)

          5.   Application for Variable Annuity +

          6.   (i) Copy of Articles of Incorporation of the Company +

               (ii) Copy of the Bylaws of the Company +

          7.   Not Applicable

          8.   (i)  Form of Fund  Participation  Agreement  among  MFS  Variable
               Insurance   Trust,   Cova   Financial   Insurance   Company   and
               Massachusetts Financial Services Company +

          (ii) Form of Fund Participation Agreement among Cova Financial Life Insurance Company, Cova Life Sales Company, Alliance Capital Management LP and Alliance Fund Distributors, Inc. +

          (iii)Form of Fund Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Cova Financial Life Insurance Company++

          (iv) Form of Fund Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Cova Financial Life Insurance Company++

          (v) Form of Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., Cova Financial Life Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company++

          (vi) Form of Fund Participation Agreement among Investors Fund Series, Zurich Kemper Investments, Inc., Zurich Kemper Distributors, Inc. and Cova Financial Life Insurance Company++

          (vii)Form of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and Cova Financial Life Insurance Company++

          (viii) Form of Participation Agreement among Russell Insurance Funds, Russell Fund Distributors, Inc. and Cova Financial Life Insurance Company++

          (ix) Form of Participation Agreement among Liberty Variable Investment Trust, Liberty Financial Investments, Inc. and Cova Financial Life Insurance Company++

          (x) Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Cova Financial Life Insurance Company***

          (xi) Form of Fund Participation Agreement - American Century Variable Portfolios, Inc.++++


          (xii) Form of Fund Participation Agreement - Dreyfus++++

          (xiii)Form  of  Fund   Participation   Agreement  -  INVESCO  Variable
               Investment Funds, Inc.++++

          (xiv)Form of Fund Participation Agreement - PIMCO Variable Insurance Trust++++

          (xv) Form of Fund Participation Agreement - Scudder Variable Life Investment Fund++++

          (xvi)Form  of  Fund   Participation   Agreement  -  Fidelity  Variable
               Insurance Products Fund (to be filed by amendment)

          9.   Opinion and Consent of Counsel

          10.  Consents of Independent Auditors

          11.  Not Applicable

          12.  Not Applicable

          13.  Calculation of Performance Information

          14.  Company Organizational Chart++++


          ** incorporated by reference to Registrant's Form N-4 ,(File Nos. 333-34817 and 811-07060) electronically filed on September 2, 1997.

          ***  incorporated   by   reference  to   Registrant's   Post-Effective
               Amendment No. 4 to Form N-4 (File Nos. 333-34817 and 811-07060) electronically filed on April 30, 1999.

          + Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 electronically filed on November 19, 1997.

          ++ Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 electronically filed on February 11, 1998.

          +++ Incorporated by reference to Cova Variable Life Account Five, Initial Registration Statement on Form S-6 (File No. 333-37559) electronically filed on October 9, 1997.

          ++++ Incorporated by reference to Post-Effective Amendment No. 7 (File
               Nos.  333-34817  and  811-07060)  electronically  filed on May 1,
               2000.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR.

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:







Name and Principal                Positions and Offices
 Business Address                 with Depositor
- --------------------------------  --------------------------------

James A. Shepherdson III         Chairman of the Board and Director
MetLife
Security First Group
610 Newport Center Drive
Suite 1350
Newport Beach, CA 92660

Gregory P. Brakovich              Director
MetLife
Security First Group
610 Newport Center Drive
Suite 1350
Newport Beach, CA 92660

Constance A. Doern                Vice President
1776 West Lakes Parkway
West Des Moines, IA 50266

Patricia E. Gubbe                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Amy W. Hester                     Vice President, Controller and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

J. Robert Hopson                  Vice President,
One Tower Lane, Suite 3000        Chief Actuary and Director
Oakbrook Terrace, IL  60181-4644

Lisa O. Kirchner                  Vice President
1776 West Lakes Parkway
West Des Moines, IA 50266

James W. Koeger                   Assistant Treasurer
700 Market Street
St. Louis, MO 63101

Matthew P. McCauley               Assistant Secretary and Director
700 Market Street
St. Louis, MO 63101

Shari Ruecker                     Vice President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644






John W. Schaus                    Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Bernard J. Spaulding              Senior Vice President, General Counsel
One Tower Lane, Suite 3000          Secretary and Director
Oakbrook Terrace, IL  60181-4644


Patricia M. Wersching             Assistant Treasurer
700 Market Street
St. Louis, MO 63101


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

A company organizational chart was filed as Exhibit 14 in Post-Effective Amendment No. 7 on May 1, 2000 and is incorporated herein by reference.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of February 8, 2001 there were 136 Qualified Contract Owners and 505 Non-Qualified Contract Owners.

ITEM 28.   INDEMNIFICATION.

The Bylaws of the Company (Article V, Section 9) provide that:

This corporation shall indemnify, to the fullest extent allowed by California law, its present and former directors and officers against expenses, judgments, fines, settlements, and other amounts incurred in connection with any proceeding or threatened proceeding brought against such directors or officers in their capacity as such. Such indemnification shall be made in accordance with procedures set forth by California law. Sums for expenses incurred in defending any such proceeding may also be advanced to any such director or officer to the extent and under the conditions provided by California law.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITERS.


     (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

     MetLife Investors USA Separate Account A
     MetLife Investors Variable Annuity Account One
     MetLife  Investors  Variable Life Account One
     MetLife Investors Variable Life Account Five
     First MetLife Investors Variable Annuity Account One
     Met Investors Series Trust

     (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for each officer and director of MetLife Investors Distribution Company is 610 Newport Center Drive, Suite 1400, Newport Beach, CA 92660.

Name and Principal                        Positions and Offices
 Business Address                           with Underwriter

Richard C. Pearson                      Director, Chairman, and President
Jane F. Eagle                           Director, Senior Vice President,
                                          Treasurer, and Chief Financial Officer
Brian J. Finneran                       Senior Vice President
James C. Turner                         Vice President and Assistant Secretary
Cheryl J. Finney                        Vice President and Assistant Secretary
Gary A. Virnick                         Vice President and Supervisor of
                                          Compliance

(c)  Not applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS.


William Flory, whose address is One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644 and MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266 maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.   MANAGEMENT SERVICES.

Not Applicable.

ITEM 32.   UNDERTAKINGS.

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

     The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Oakbrook Terrace, and State of Illinois on this 17th day of April, 2001.


                                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                                  (Registrant)


                             By:  METLIFE INVESTORS INSURANCE COMPANY
                                     OF CALIFORNIA


                           By: /s/BERNARD J. SPAULDING
                                  -----------------------------------------



                                  METLIFE INVESTORS INSURANCE COMPANY
                                      OF CALIFORNIA
                                    Depositor



                              By: /s/BERNARD J. SPAULDING
                                 ----------------------------------------


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



                                                           4-17-01
/s/JAMES A. SHEPHERDSON III*   Chairman of the Board       ------
----------------------------      and Director              Date
James A. Shepherdson III


                                                           4-17-01
/s/ GREGORY P. BRAKOVICH*       Director                   ------
-----------------------                                     Date
Gregory P. Brakovich


                                                           4-17-01
/s/ AMY W. HESTER*             Controller and Director     ------
-----------------                                           Date
Amy W. Hester


/s/J. ROBERT HOPSON*            Director                   4-17-01
----------------------          (Principal Executive       ------
J. Robert Hopson                 Officer)                   Date


MATTHEW P. MCCAULEY*            Director                   4-17-01
----------------------                                     -------
Matthew P. McCauley                                         Date


/s/SHARI RUECKER                                           4-17-01
----------------------          Director                   -------
Shari Ruecker                                               Date


/s/BERNARD J. SPAULDING                                    4-17-01
------------------------        Director                   ------
Bernard J. Spaulding                                        Date




                                  *By: /s/BERNARD J. SPAULDING
                                        ------------------------------------
                                        Bernard J. Spaulding, Attorney-in-Fact





                                INDEX TO EXHIBITS

                                       TO

              POST-EFFECTIVE AMENDMENT NO. 10 (FILE NO. 333-34817)

                                       TO

                                   FORM N-4

                  METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

EXHIBIT NO.                                                     PAGE NO.

EX-99.B3      Form of Principal Underwriter's Agreement

EX-99.B4(vi)  Form of Endorsement (Name Change)

EX-99.B9      Opinion and Consent of Counsel

EX-99.B10     Consents of Independent Auditors

EX-99.B13     Calculation of Performance Information